UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2018

Dear Anchor Series Trust Investor:

We are pleased to present our semi-annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2018. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2018

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at January 1, 2018 and held until June 30, 2018. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2018

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2018	Ending Account Value Using Actual Return at June 30, 2018	Expenses Paid During the Six Months Ended June 30, 2018*	Beginning Account Value at January 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at June 30, 2018	Expenses Paid During the Six Months Ended June 30, 2018*	Annualized Expense Ratio*
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$986.70	$2.86	$1,000.00	$1,021.92	$2.91	0.58%
Class 2	$1,000.00	$986.73	$3.60	$1,000.00	$1,021.17	$3.66	0.73%
Class 3	$1,000.00	$985.33	$4.09	$1,000.00	$1,020.68	$4.16	0.83%
SA Edge Asset Allocation
Class 1	$1,000.00	$1,000.00	$3.77	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$999.30	$4.51	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$998.59	$5.00	$1,000.00	$1,019.79	$5.06	1.01%
SA Wellington Growth and Income
Class 1	$1,000.00	$1,056.33	$3.77	$1,000.00	$1,021.12	$3.71	0.74%
SA Wellington Growth
Class 1	$1,000.00	$1,039.86	$3.95	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,038.84	$4.70	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,038.62	$5.21	$1,000.00	$1,019.69	$5.16	1.03%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,142.64	$3.93	$1,000.00	$1,021.12	$3.71	0.74%
Class 2	$1,000.00	$1,141.80	$4.73	$1,000.00	$1,020.38	$4.46	0.89%
Class 3	$1,000.00	$1,141.22	$5.26	$1,000.00	$1,019.89	$4.96	0.99%
SA Wellington Natural Resources
Class 1	$1,000.00	$1,044.79	$4.36	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,043.39	$5.12	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,043.14	$5.62	$1,000.00	$1,019.29	$5.56	1.11%
SA BlackRock Multi-Asset Income#
Class 1	$1,000.00	$992.32	$2.87	$1,000.00	$1,021.92	$2.91	0.58%
Class 3	$1,000.00	$990.70	$4.10	$1,000.00	$1,020.68	$4.16	0.83%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,008.60	$4.28	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,007.39	$5.52	$1,000.00	$1,019.29	$5.56	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2018” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

United States Treasury Notes	16.9%
Federal Home Loan Mtg. Corp.	16.9
Federal National Mtg. Assoc.	12.7
Diversified Financial Services	9.5
Repurchase Agreements	9.5
United States Treasury Bonds	6.9
Banks-Commercial	6.7
Diversified Banking Institutions	4.5
Government National Mtg. Assoc.	3.0
Municipal Bonds & Notes	2.8
Sovereign	1.8
Electric-Integrated	1.6
Electric-Distribution	1.0
Banks-Super Regional	1.0
Oil Companies-Integrated	1.0
Auto-Cars/Light Trucks	0.8
Brewery	0.8
Medical-Hospitals	0.8
E-Commerce/Products	0.7
Medical-Drugs	0.7
Oil Companies-Exploration & Production	0.6
Insurance-Multi-line	0.6
Gas-Distribution	0.6
Banks-Fiduciary	0.5
Medical Labs & Testing Services	0.5
Transport-Services	0.5
Finance-Commercial	0.5
Insurance-Life/Health	0.4
Schools	0.4
Insurance-Mutual	0.4
Applications Software	0.3
Building-Heavy Construction	0.3
Medical-HMO	0.3
Aerospace/Defense	0.3
Computers	0.3
Enterprise Software/Service	0.3
Cellular Telecom	0.3
Cable/Satellite TV	0.3
Diversified Manufacturing Operations	0.3
Medical Instruments	0.2
Investment Management/Advisor Services	0.2
Banks-Export/Import	0.2
Insurance-Property/Casualty	0.2
Resolution Funding Corp	0.2
Real Estate Investment Trusts	0.2
Internet Application Software	0.1
Special Purpose Entities	0.1
Airlines	0.1
Water	0.1
Machinery-Construction & Mining	0.1
Multimedia	0.1

109.1%

Credit Quality†#

Aaa	65.6%
Aa	9.7
A	16.0
Baa	3.4
Not Rated@	5.3

100.0%

†	Source: Moody's
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

5

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 9.5%
Diversified Financial Services — 9.5%
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	$5,136,338	$5,035,915
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(2)	969,694	963,216
Apidos CLO XVI FRS Series 2013-16A, Class A1R 3.34% (3 ML+0.98%) due 01/19/2025*(3)	5,360,805	5,357,975
Apidos CLO XXI FRS Series 2015-21A, Class A1R 3.26% (3 ML+0.93%) due 07/18/2027*(3)	3,120,000	3,120,000
Apidos CLO XXI FRS Series 2015-21A, Class A1 3.79% (3 ML+1.43%) due 07/18/2027*(3)	3,380,000	3,380,000
Apidos CLO XXII FRS Series 2015-22A, Class A1 3.86% (3 ML+1.50%) due 10/20/2027*(3)	3,000,000	3,005,346
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	1,365,000	1,358,232
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	2,707,563	2,700,508
Benefit Street Partners CLO, Ltd. FRS Series 2016-9A, Class A 3.97% (3 ML+1.61%) due 07/20/2028*(3)	830,000	829,872
Canadian Pacer Auto Receivables Trust Series 2017-1A, Class A3 2.05% due 03/19/2021*	1,335,000	1,323,238
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 3.46% (3 ML+1.10%) due 01/25/2026*(3)	4,128,687	4,127,832
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	2,759,634	2,731,414
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	5,315,000	5,255,591
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(1)(2)	1,843,212	1,834,714
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,011,869
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	1,092,220	1,085,453
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	1,722,996	1,712,736
Enterprise Fleet Financing LLC Series 2017-3, Class A2 2.13% due 05/22/2023*	2,210,000	2,188,523
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	2,015,000	2,008,210

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Finance of America Structured Securities Trust VRS Series 2017-HB1, Class A 2.32% due 11/25/2027*(1)	$850,142	$846,945
First Investors Auto Owner Trust Series 2017-3A, Class A1 2.00% due 03/15/2022*	1,994,057	1,982,400
First Investors Auto Owner Trust Series 2017-3A, Class A2 2.41% due 12/15/2022*	1,265,000	1,247,483
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	581,146
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	1,290,000	1,279,469
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	820,000	811,876
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A2A 2.55% due 08/17/2020*	4,655,000	4,645,653
KKR CLO 15, Ltd. FRS Series 15, Class A1A 3.92% (3 ML+1.56%) due 10/18/2028*(3)	2,855,000	2,859,262
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(1)(4)	450	451
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class AR 3.52% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,298,512
Madison Park Funding XXX, Ltd. FRS Series 2018-30A, Class A 3.09% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,925,792
Magnetite VII, Ltd. FRS Series 2012-7A, Class A1R2 3.15% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,502,332
Master Credit Card Trust FRS Series 2017-3, Class A 2.58% (1 ML+0.49%) due 07/22/2024*	4,730,000	4,725,827
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(2)	1,658,191	1,629,491
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	718,942	705,364
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,977,378	1,937,451
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	1,835,000	1,797,637
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(1)	623,369	620,934
Nationstar HECM Loan Trust VRS Series 2018-1A, Class A 2.76% due 02/25/2028*(1)	1,104,864	1,104,666

6

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 3.47% (3 ML+1.12%) due 07/17/2025*(3)	$652,252	$652,252
OneMain Direct Auto Receivables Trust Series 2017-2A, Class A 2.31% due 12/14/2021*	1,960,000	1,945,326
Race Point X CLO, Ltd. FRS Series 2016-10A, Class A 3.96% (3 ML+1.60%) due 07/25/2028*(3)	5,000,000	4,999,560
Securitized Term Auto Receivables Trust Series 2016-1A, Class A3 1.52% due 03/25/2020*	2,276,638	2,265,927
Securitized Term Auto Receivables Trust Series 2017-2A, Class A3 2.04% due 04/26/2021*	1,130,000	1,114,123
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,259,219
Sofi Consumer Loan Program Trust Series 2018-2, Class A1 2.93% due 04/26/2027*	2,279,867	2,278,827
Sound Point CLO III-R, Ltd. FRS Series 2013-2RA, Class A1 3.30% (3 ML+ 0.95%) due 04/15/2029*(3)	4,700,000	4,675,447
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class A 4.02% (3 ML+1.66%) due 10/20/2028*(3)	2,865,000	2,868,782
Springleaf Funding Trust Series 2015-AA, Class A 3.16% due 11/15/2024*	1,531,587	1,530,999
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,069,355
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.52% (3 ML+1.16%) due 10/20/2026*(3)	5,100,000	5,099,765
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	1,645,320	1,607,030
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	2,872,320	2,803,188
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	1,450,985	1,428,673
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,707,831
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 4.07% due 02/16/2043*	1,679,383	1,680,027
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 3.30% (3 ML+0.95%) due 10/14/2026*(3)	7,240,000	7,236,373

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A 2.24% due 12/15/2020*	$4,910,000	$4,895,195

Total Asset Backed Securities (cost $146,676,315)		145,651,234

U.S. CORPORATE BONDS & NOTES — 16.3%
Aerospace/Defense — 0.3%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	4,850,000	4,844,729

Airlines — 0.1%
Southwest Airlines Co. Pass Through Trust Pass-Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,564,762	1,659,403

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	4,015,000	3,714,059
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,500,000	1,458,730

		5,172,789

Auto-Cars/Light Trucks — 0.8%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	188,489
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,826,653
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	212,209
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/08/2021	3,680,000	3,564,951
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	4,890,402
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	786,202

		12,468,906

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,568,683
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	444,466
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,124,033
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	849,388

		6,986,570

7

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	$2,790,000	$2,755,464
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	4,250,000	3,989,188
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,453,407

		8,198,059

Banks-Super Regional — 1.0%
Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,045,743
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	487,148
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	2,933,050
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,643,538
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	714,740
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	2,770,000	2,714,688
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	557,288
Wells Fargo Bank NA Senior Notes 2.15% due 12/06/2019	5,000,000	4,945,516

		15,041,711

Brewery — 0.8%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,057,357
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,206,040
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,583,386
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 01/12/2024	2,040,000	2,027,403
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	400,000	388,322

		12,262,508

Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes 3.16% due 10/10/2045*(5)	3,665,000	3,635,478
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,485,088

		5,120,566

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	$2,695,000	$2,577,764
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	674,000	593,699
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	195,310
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	236,000	227,389
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	924,488

		4,518,650

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,483,082

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	1,995,204
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,024,901
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,814,819

		4,834,924

Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,499,874
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,143,384
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,236,212
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	2,876,249
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	1,035,000	972,424
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	1,970,260
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,439,668
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	1,155,000	1,145,970
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,059,669
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,197,621

8

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.63% due 01/20/2027	$4,200,000	$4,032,949
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,135,841

		28,710,121

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,250,000	1,204,423
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	3,525,000	3,862,134

		5,066,557

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 3.12% due 09/01/2027	1,675,000	1,589,832
Oglethorpe Power Corp. 1st. Mtg. Notes 5.25% due 09/01/2050	3,200,000	3,501,296

		5,091,128

Electric-Integrated — 1.6%
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	580,177
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/2038	2,000,000	2,483,582
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,292,854
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,024,078
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	380,464
Pacific Gas & Electric Co. Senior Notes 3.95% due 12/01/2047	100,000	85,545
Pacific Gas & Electric Co. Senior Notes 4.30% due 03/15/2045	106,000	95,315
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	105,000	99,530
Pacific Gas & Electric Co. Senior Notes 5.13% due 11/15/2043	695,000	684,089
Pacific Gas & Electric Co. Senior Notes 5.40% due 01/15/2040	3,350,000	3,406,950
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	2,662,000	2,782,668
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	605,000	653,321

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/2039	$825,000	$904,283
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	125,000	134,623
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	750,000	711,398
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	259,560
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	177,376
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,291,914
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	2,723,930
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	855,291
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	2,735,000	2,685,332

		25,312,280

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	5,040,000	4,754,259

Finance-Commercial — 0.5%
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,111,765

Gas-Distribution — 0.6%
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	655,000	617,903
Dominion Gas Holdings LLC Senior Notes 4.60% due 12/15/2044	1,382,000	1,363,067
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,262,178
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,342,735

		8,585,883

Insurance-Life/Health — 0.4%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	5,840,439
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	1,000,000	1,052,679

		6,893,118

9

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.6%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	$1,140,000	$1,102,532
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	5,745,164
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	939,089
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,291,009

		9,077,794

Insurance-Mutual — 0.4%
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,512,769
Northwestern Mutual Life Insurance Co. Sub. Notes 3.85% due 09/30/2047*	1,000,000	915,691

		5,428,460

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	500,000	492,706
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	2,000,000	1,957,226

		2,449,932

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,100,318

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,056,470
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,682,176
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	426,559

		3,165,205

Medical Labs & Testing Services — 0.5%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	4,631,983
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,747,971

		7,379,954

Medical-Drugs — 0.7%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	351,975
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,672,351

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs (continued)
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	$2,680,000	$2,562,063
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,839,637
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,691,074

		10,117,100

Medical-HMO — 0.3%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	465,107
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,361,931
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,165,194
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	1,960,000	1,963,043

		4,955,275

Medical-Hospitals — 0.8%
Ascension Health Notes 4.85% due 11/15/2053	125,000	141,830
Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	259,503
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,224,235
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	510,000	523,538
Mercy Health Sec. Notes 3.56% due 08/01/2027	4,000,000	3,901,224
Orlando Health Obligated Group Notes 3.78% due 10/01/2028	820,000	811,958
Orlando Health Obligated Group Notes 4.09% due 10/01/2048	220,000	218,421
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	960,000	919,985
SSM Health Care Corp. Senior Bonds 3.82% due 06/01/2027	3,630,000	3,616,181
Stanford Health Care Notes 3.80% due 11/15/2048	410,000	393,645

		12,010,520

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	780,841

10

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	$250,000	$249,201

Schools — 0.4%
Stanford University Notes 6.88% due 02/01/2024	5,000,000	5,936,507

Special Purpose Entity — 0.1%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	1,592,500	1,798,436

Transport-Services — 0.5%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	1,597,210	1,681,064
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	5,454,443

		7,135,507

Water — 0.1%
American Water Capital Corp. Senior Notes 2.95% due 09/01/2027	1,250,000	1,177,536

Total U.S. Corporate Bonds & Notes (cost $253,959,992)		248,879,594

FOREIGN CORPORATE BONDS & NOTES — 12.2%
Banks-Commercial — 6.2%
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,495,575
Bank of Montreal Notes 2.50% due 01/11/2022*	4,000,000	3,911,034
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,245,809
BPCE SA Sub. Notes 5.70% due 10/22/2023*	10,075,000	10,521,564
Canadian Imperial Bank of Commerce FRS Senior Notes 3.05% (3 ML+0.72%) due 06/16/2022	2,845,000	2,863,291
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	12,200,000	12,204,234
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	848,493
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,200,000	1,179,944
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,618,986
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,734,512

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
ING Groep NV Senior Notes 3.15% due 03/29/2022	$635,000	$623,084
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	1,995,871
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	626,736
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	7,995,678
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	9,345,000	8,902,982
Nordea Bank AB FRS Senior Notes 2.95% (3 ML+0.62%) due 09/30/2019*	8,000,000	8,043,405
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,010,445
Santander UK PLC Senior Notes 2.50% due 03/14/2019	3,600,000	3,592,751
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,097,716
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	4,910,890
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	3,915,765

		95,338,765

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	624,089
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/2040	530,000	620,582

		1,244,671

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	2,994,886
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,098,122
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	2,200,000	2,123,717
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	1,912,982
BNP Paribas SA Senior Notes 3.50% due 11/16/2027*	4,700,000	4,360,264
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	2,940,000	2,768,578

11

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	$1,175,000	$1,151,203
Credit Suisse Group AG FRS Senior Notes 3.57% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,721,666
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	1,155,000	1,086,079
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,649,406
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,238,340
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,176,935
HSBC Holdings PLC Senior Notes 4.04% due 03/13/2028	370,000	359,194
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	1,155,000	1,166,589
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	4,722,554
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,955,000	1,907,728

		40,438,243

Diversified Manufacturing Operations — 0.3%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	4,485,000	4,379,939

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 2.50% due 11/28/2019	490,000	486,730
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,400,000	3,167,910
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	2,110,000	2,076,077

		5,730,717

Electric-Distribution — 0.5%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	1,993,540
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	3,015,000	2,924,701
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.50% due 05/04/2027*	2,760,000	2,633,840

		7,552,081

Security Description	Principal Amount	Value (Note 2)
Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	$2,240,000	$2,119,085

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	2,965,461

Oil Companies-Exploration & Production — 0.6%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	670,000	680,890
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,577,068
Sinopec Group Overseas Development, Ltd. Company Guar. Notes 3.00% due 04/12/2022*	3,020,000	2,944,101

		9,202,059

Oil Companies-Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	925,000	922,086
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	414,151
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,145,031
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	2,265,000	2,219,288
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,693,270
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	322,670
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	203,475
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	177,401
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	468,482
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,244,824
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	822,508
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	2,998,836

		14,632,022

Real Estate Investment Trusts — 0.2%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,359,777

Total Foreign Corporate Bonds & Notes (cost $189,237,335)		185,962,820

12

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Banks-Export/Import — 0.2%
Japan Bank for International Cooperation Government Guar. Notes 2.25% due 02/24/2020	$2,776,000	$2,748,870

Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,476,149

Sovereign — 1.8%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,704,355
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	3,440,000	3,308,950
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025*	1,690,000	1,681,651
State of Qatar Senior Bonds 2.38% due 06/02/2021*	11,060,000	10,674,006
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,332,572
State of Qatar Senior Notes 5.10% due 04/23/2048*	1,380,000	1,375,805
State of Qatar Senior Notes 5.25% due 01/20/2020*	4,540,000	4,673,821

		26,751,160

Total Foreign Government Obligations (cost $32,770,539)		32,976,179

MUNICIPAL BONDS & NOTES — 2.8%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	1,975,000	2,095,910
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	1,475,000	2,157,070
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	220,000	232,032
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	3,585,000	4,664,874
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	188,677
Kansas Development Finance Authority Revenue Bonds Series H 4.93% due 04/15/2045	2,350,000	2,575,247
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	1,020,000	1,092,461

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	$1,245,000	$1,599,190
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,634,000	2,066,013
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	2,150,000	3,052,312
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,015,740
Port Authority of New York & New Jersey Revenue Bonds Series 192 4.81% due 10/15/2065	1,255,000	1,412,402
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,159,200
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	1,215,000	1,162,548
State of California General Obligation Bonds 7.35% due 11/01/2039	2,830,000	4,028,420
State of California General Obligation Bonds 7.55% due 04/01/2039	285,000	420,272
State of Connecticut General Obligation Bonds 2.99% due 01/15/2023	4,275,000	4,180,522
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,779,700
University of California Revenue Bonds 5.77% due 05/15/2043	1,925,000	2,375,007
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,405,000	1,883,445

Total Municipal Bonds & Notes (cost $38,880,690)		42,141,042

U.S. GOVERNMENT AGENCIES — 32.8%
Federal Home Loan Mtg. Corp. — 16.9%
2.50% due 10/01/2031	6,977,659	6,785,808
3.00% due 06/01/2046	10,158,205	9,848,549
3.00% due 09/01/2046	32,256,513	31,273,206
3.00% due 10/01/2046	2,356,872	2,284,660
3.00% due 11/01/2046	34,757,205	33,740,798
3.00% due 12/01/2046	55,864,559	54,168,862
3.00% due 01/01/2047	447,725	433,999
3.00% due 02/01/2047	2,549,298	2,471,147
3.00% due July 15 TBA	17,300,000	17,177,616
3.50% due 08/01/2047	29,715,775	29,588,059
3.50% due 10/01/2047	21,499,996	21,403,702
3.50% due July 15 TBA	3,000,000	3,033,603

13

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due July 30 TBA	$21,500,000	$21,387,142
4.00% due 09/01/2026	716,464	737,305
4.00% due 12/01/2040	5,109,607	5,252,876
5.50% due July 30 TBA	2,000,000	2,139,140
6.00% due 12/01/2039	258,249	283,172
7.50% due 05/01/2027	931	1,034
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2013-K713, Class B 3.26% due 04/25/2046*(1)(4)	485,000	484,621
Series 2013-K712, Class B 3.48% due 05/25/2045*(1)(4)	780,000	781,765
Series 2010-K7, Class B 5.69% due 04/25/2020*(1)(4)	1,115,000	1,155,801
Federal Home Loan Mtg. Corp. REMIC
Series 4654, Class KA 3.00% due 06/15/2045(2)	8,363,307	8,265,565
Series 4758, Class CA 3.00% due 07/15/2047(2)	5,722,936	5,640,510

		258,338,940

Federal National Mtg. Assoc. — 12.7%
2.00% due 09/01/2031	439,084	416,041
2.00% due 11/01/2031	512,208	485,313
2.00% due 12/01/2031	1,599,095	1,515,147
2.47% due 05/01/2025	3,378,376	3,232,833
2.50% due 03/01/2030	6,984,385	6,819,728
2.50% due July 30 TBA	1,800,000	1,685,531
2.68% due 05/01/2025	6,000,000	5,804,604
2.81% due 07/01/2025	6,000,000	5,833,725
2.98% due 07/01/2022	6,888,011	6,866,657
2.99% due 10/01/2025	2,124,092	2,081,520
3.00% due 05/01/2027	646,511	646,611
3.00% due 06/01/2027	308,531	307,383
3.00% due 08/01/2027	207,773	207,708
3.00% due 10/01/2046	23,174,862	22,514,806
3.00% due July 15 TBA	2,000,000	1,988,259
3.01% due 12/01/2024	3,759,397	3,715,395
3.09% due 10/01/2025	1,024,825	1,010,785
3.12% due 05/01/2033	2,754,433	2,692,748
3.33% due 07/01/2022	5,294,000	5,371,814
3.50% due 11/01/2047	6,399,980	6,382,280
3.50% due July 15 TBA	7,350,000	7,437,855
3.50% due July 30 TBA	19,200,000	19,109,683
4.00% due 09/01/2026	5,217,976	5,360,755
4.00% due 01/01/2046	8,447,155	8,618,334
4.00% due 02/01/2046	9,177,196	9,362,853
4.00% due July 30 TBA	9,000,000	9,175,516
4.50% due 11/01/2026	856,524	884,221
4.50% due 01/01/2027	770,547	790,525
4.50% due 05/01/2039	37,839	39,798
4.50% due 06/01/2039	67,308	70,137
4.50% due 08/01/2039	10,485	11,026
4.50% due 11/01/2040	747,957	781,588
4.50% due 12/01/2040	276,990	291,437
4.50% due 07/01/2041	417,446	437,843
4.50% due 06/01/2043	222,320	232,397
4.50% due 10/01/2043	215,190	224,232
4.50% due 11/01/2043	74,115	77,431
5.00% due July 30 TBA	24,000,000	25,423,462
5.50% due 03/01/2038	587,505	630,454
5.50% due 06/01/2038	36,094	38,923
5.50% due 08/01/2038	40,634	43,855
5.50% due 09/01/2039	22,765	24,579

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 05/01/2040	$1,924	$2,064
5.50% due 06/01/2040	10,213	11,100
5.50% due July 30 TBA	11,700,000	12,545,507
6.50% due 02/01/2038	63,777	70,302
6.50% due 10/01/2039	72,928	80,679
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 2.35% (1 ML+0.40%) due 10/25/2024(4)	2,203,141	2,206,898
Series 2017-M5, Class FA 2.44% (1 ML+0.49%) due 04/25/2024(4)	1,045,780	1,049,418
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.89% due 05/25/2025(1)(4)	10,285,000	9,988,777

		194,600,537

Government National Mtg. Assoc. — 3.0%
4.00% due 02/15/2041	985,916	1,015,225
4.00% due 09/15/2041	772,033	795,199
4.00% due 02/15/2042	9,958	10,210
4.00% due 08/15/2042	144,520	149,187
4.00% due July 30 TBA	25,650,000	26,289,247
4.50% due 05/15/2040	552,435	584,206
4.50% due 06/15/2040	688,198	723,826
4.50% due 07/15/2040	1,248,643	1,320,560
4.50% due 05/15/2042	163,881	173,008
4.50% due July 30 TBA	3,025,000	3,144,135
5.00% due 07/15/2033	1,085,855	1,156,809
5.00% due 10/15/2033	68,355	72,413
5.00% due 11/15/2033	10,147	10,761
5.00% due 12/15/2033	23,134	24,338
5.00% due 01/15/2034	120,996	127,622
5.00% due 02/15/2034	61,626	64,412
5.00% due 03/15/2034	4,772	4,988
5.00% due 05/15/2034	9,328	9,993
5.00% due 06/15/2035	6,642	7,078
5.00% due 09/15/2035	84,341	90,227
5.00% due 11/15/2035	23,365	24,670
5.00% due 12/15/2035	19,053	20,159
5.00% due 02/15/2036	10,691	11,201
5.00% due 03/15/2036	9,741	10,184
5.00% due 09/15/2036	4,321	4,557
5.00% due 05/15/2038	9,053	9,460
5.00% due 07/15/2038	128,176	136,295
5.00% due 08/15/2038	28,218	30,059
5.00% due 11/15/2038	75,456	80,409
5.00% due 12/15/2038	293,701	312,982
5.00% due 06/15/2039	377,790	402,621
5.00% due 08/15/2039	98,563	105,018
5.00% due 07/15/2040	43,799	45,789
5.00% due 04/15/2041	237,296	252,852
5.50% due 10/15/2032	1,284	1,387
5.50% due 02/15/2033	61,681	66,481
5.50% due 05/15/2033	47,070	51,219
5.50% due 06/15/2033	59,539	64,706
5.50% due 07/15/2033	10,398	11,247
5.50% due 08/15/2033	7,048	7,593
5.50% due 09/15/2033	4,238	4,627
5.50% due 11/15/2033	110,237	119,566
5.50% due 01/15/2034	15,593	17,031
5.50% due 02/15/2034	52,041	56,488
5.50% due 03/15/2034	509,052	555,379
5.50% due 04/15/2034	21,079	23,105
5.50% due 05/15/2034	42,802	46,816

14

1

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 06/15/2034	$11,203	$12,101
5.50% due 07/15/2034	9,552	10,291
5.50% due 08/15/2034	12,818	13,818
5.50% due 09/15/2034	150,590	162,330
5.50% due 10/15/2034	161,328	174,498
5.50% due 04/15/2036	45,761	49,536
6.00% due 06/15/2028	12,291	13,435
6.00% due 08/15/2028	24,972	27,298
6.00% due 09/15/2028	31,077	33,972
6.00% due 10/15/2028	10,096	11,036
6.00% due 12/15/2028	40,199	44,224
6.00% due 04/15/2029	2,058	2,250
6.00% due 01/15/2032	6,535	7,216
6.00% due 02/15/2032	239	262
6.00% due 07/15/2032	7,935	8,674
6.00% due 09/15/2032	11,547	12,622
6.00% due 10/15/2032	178,791	197,798
6.00% due 11/15/2032	8,329	9,105
6.00% due 01/15/2033	2,283	2,495
6.00% due 02/15/2033	8,580	9,555
6.00% due 03/15/2033	25,855	28,833
6.00% due 04/15/2033	45,126	49,329
6.00% due 05/15/2033	78,220	85,507
6.00% due 12/15/2033	21,008	23,220
6.00% due 08/15/2034	3,438	3,769
6.00% due 09/15/2034	75,146	82,145
6.00% due 10/15/2034	40,433	44,260
6.00% due 05/15/2036	19,712	21,738
6.00% due 06/15/2036	220,390	246,365
6.00% due 07/15/2036	2,804,026	3,091,690
6.00% due 08/15/2036	76,003	83,768
6.00% due 12/15/2036	156,750	172,811
6.00% due 02/15/2037	56,808	62,638
6.00% due 08/15/2037	45,046	49,242
6.00% due 01/15/2038	224,299	247,973
6.00% due 03/15/2038	139,520	152,516
6.00% due 07/15/2038	86,937	95,035
6.00% due 08/15/2038	222,170	243,068
6.00% due 09/15/2038	392,524	430,893
6.00% due 10/15/2038	513,463	567,023
6.00% due 11/15/2038	183,020	200,077
6.00% due 12/15/2038	177,879	194,489
6.00% due 01/15/2039	139,754	154,207
6.00% due 02/15/2039	114,195	124,853
6.00% due 04/15/2039	74,037	80,934
6.00% due 12/15/2039	115,602	126,371
6.00% due 03/15/2040	196,539	214,852
6.00% due 04/15/2040	47,779	52,230
6.00% due 06/15/2041	165,366	180,769
6.50% due 06/15/2023	2,376	2,620
6.50% due 07/15/2023	11,869	13,089
6.50% due 08/15/2023	1,462	1,612
6.50% due 10/15/2023	6,788	7,485
6.50% due 11/15/2023	11,757	12,966
6.50% due 12/15/2023	32,789	36,162
6.50% due 02/15/2027	1,205	1,329
6.50% due 12/15/2027	1,571	1,733
6.50% due 01/15/2028	16,205	17,872
6.50% due 02/15/2028	7,001	7,719
6.50% due 03/15/2028	22,038	24,332
6.50% due 04/15/2028	11,222	12,373
6.50% due 05/15/2028	36,849	40,637
6.50% due 06/15/2028	46,686	51,514
6.50% due 07/15/2028	53,099	58,557

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.50% due 08/15/2028	$31,507	$34,747
6.50% due 09/15/2028	47,900	52,831
6.50% due 10/15/2028	39,024	43,076
6.50% due 11/15/2028	43,708	48,247
6.50% due 12/15/2028	36,699	40,524
6.50% due 02/15/2029	9,327	10,285
6.50% due 03/15/2029	14,361	15,837
6.50% due 04/15/2029	6,860	7,565
6.50% due 05/15/2029	55,009	60,662
6.50% due 06/15/2029	6,340	6,992
6.50% due 03/15/2031	2,747	3,030
6.50% due 04/15/2031	606	685
6.50% due 05/15/2031	58,280	64,325
6.50% due 06/15/2031	40,457	44,615
6.50% due 07/15/2031	119,002	131,233
6.50% due 08/15/2031	25,950	28,618
6.50% due 09/15/2031	76,982	84,894
6.50% due 10/15/2031	32,488	36,116
6.50% due 11/15/2031	36,301	40,033
6.50% due 01/15/2032	112,507	124,069
6.50% due 02/15/2032	44,919	49,535
6.50% due 04/15/2032	12,325	13,592
6.50% due 05/15/2032	22,703	25,036
7.00% due 11/15/2031	22,042	24,312
7.00% due 03/15/2032	16,568	18,729
7.00% due 01/15/2033	22,199	25,325
7.00% due 05/15/2033	58,233	66,144
7.00% due 07/15/2033	42,034	47,297
7.00% due 11/15/2033	58,479	66,482
8.00% due 10/15/2029	376	377
8.00% due 12/15/2029	2,631	2,638
8.00% due 01/15/2030	15,321	15,829
8.00% due 03/15/2030	116	117
8.00% due 04/15/2030	16,435	16,603
8.00% due 08/15/2030	1,530	1,534
8.00% due 09/15/2030	19,593	20,021
8.00% due 11/15/2030	1,653	1,738
8.00% due 12/15/2030	568	570
8.00% due 02/15/2031	35,516	37,747
8.00% due 03/15/2031	10,097	10,174
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	43,188	46,695
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	256,861	283,604
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	108,894	121,999

		48,222,948

Sovereign Agency — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,371,216

Total U.S. Government Agencies (cost $510,966,808)		503,533,641

U.S. GOVERNMENT TREASURIES — 23.8%
United States Treasury Bonds — 6.9%
2.50% due 02/15/2045	10,270,000	9,363,753
2.50% due 05/15/2046(9)	915,000	831,435
2.75% due 08/15/2047	4,915,000	4,690,177
2.75% due 11/15/2047	16,733,000	15,966,942
2.88% due 05/15/2043	31,130,000	30,587,657
2.88% due 08/15/2045	6,205,000	6,081,142
3.00% due 11/15/2044	1,790,000	1,797,272
3.00% due 02/15/2047	8,515,000	8,545,601

15

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.00% due 02/15/2048	$9,300,000	$9,331,242
3.13% due 05/15/2048	20,000	20,555
3.38% due 05/15/2044	2,895,000	3,102,513
3.63% due 02/15/2044	13,550,000	15,116,190

		105,434,479

United States Treasury Notes — 16.9%
0.38% due 01/15/2027 TIPS(6)	47,114,090	45,776,088
0.50% due 01/15/2028 TIPS(6)	42,655,200	41,731,027
1.38% due 09/30/2020	5,000,000	4,870,117
1.50% due 03/31/2023	23,610,000	22,328,973
1.63% due 06/30/2020	41,800,000	41,057,070
1.75% due 06/30/2022	18,000,000	17,354,531
1.88% due 06/30/2020	28,000,000	27,640,156
1.88% due 04/30/2022	21,875,000	21,226,440
1.88% due 07/31/2022	4,000,000	3,872,344
2.00% due 11/30/2020	10,400,000	10,257,813
2.13% due 12/31/2022	23,290,000	22,705,021

		258,819,580

Total U.S. Government Treasuries (cost $368,015,987)		364,254,059

Total Long-Term Investment Securities (cost $1,540,507,666)		1,523,398,569

REPURCHASE AGREEMENTS — 9.5%
Bank of America Securities LLC Joint Repurchase Agreement(7)	30,405,000	30,405,000
Barclays Capital, Inc. Joint Repurchase Agreement(7)	7,015,000	7,015,000
BNP Paribas SA Joint Repurchase Agreement(7)	39,760,000	39,760,000
Deutsche Bank AG Joint Repurchase Agreement(7)	21,525,000	21,525,000
RBS Securities, Inc. Joint Repurchase Agreement(7)	46,785,000	46,785,000

Total Repurchase Agreements (cost $145,490,000)		145,490,000

TOTAL INVESTMENTS (cost $1,685,997,666)(8)	109.1%	1,668,888,569
Liabilities in excess of other assets	(9.1)	(139,077,345)

NET ASSETS	100.0%	$1,529,811,224

FORWARD SALES CONTRACTS — (0.55)%
U.S. Government Agencies— (0.55)%
Federal National Mtg. Assoc.— (0.45)%
4.00% due July 15 TBA	(5,200,000)	$(5,334,469)

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due July 30 TBA	$(1,020,000)	$(1,062,083)
4.50% due July 30 TBA	(500,000)	(519,692)

		(6,916,244)

Government National Mtg. Assoc.— (0.10)%
4.00% due July 30 TBA	(1,500,000)	(1,536,797)

Total Forward Sales Contracts (proceeds ($8,440,757))		$(8,453,041)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $347,467,847 representing 22.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 2).
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 6 for cost of investments on a tax basis.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notational Basis*	Notational Value*	Unrealized Appreciation (Depreciation)
789	Long	U.S. Treasury 5 Year Notes	September 2018	$89,448,633	$89,643,961	$195,328
20	Short	U.S. Treasury 10 Year Notes	September 2018	2,395,938	2,403,750	(7,812)
588	Short	U.S. 10 Year Ultra Futures	September 2018	75,503,531	75,401,812	101,719

						$289,235

*	Notational basis refers to the contractual amount agreed upon at inception of the open contract; notational value represents the current value of the open contract.

16

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$145,651,234	$—	$145,651,234
U.S. Corporate Bonds & Notes:
Building-Heavy Construction	—	1,485,088	3,635,478	5,120,566
Other Industries	—	243,759,028	—	243,759,028
Foreign Corporate Bonds & Notes	—	185,962,820	—	185,962,820
Foreign Government Obligations	—	32,976,179	—	32,976,179
Municipal Bond & Notes	—	42,141,042	—	42,141,042
U.S. Government Agencies	—	503,533,641	—	503,533,641
U.S. Government Treasuries	—	364,254,059	—	364,254,059
Repurchase Agreements	—	145,490,000	—	145,490,000

Total Investments at Value	$—	$1,665,253,091	$3,635,478	$1,668,888,569

Other Financial Instruments:+
Futures Contracts	$297,047	$—	$—	$297,047

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,812	$—	$—	$7,812

Forward Sales Contracts:
U.S. Government Agencies	$—	$8,453,041	$—	$8,453,041

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

17

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	5.5%
Diversified Financial Services	5.0
Exchange-Traded Funds	4.5
Real Estate Investment Trusts	3.7
Electric-Integrated	3.7
Diversified Banking Institutions	3.4
Medical-Drugs	3.0
Banks-Super Regional	2.5
Federal Home Loan Mtg. Corp.	2.5
Banks-Commercial	2.2
Pipelines	1.9
Oil Companies-Exploration & Production	1.9
Medical Instruments	1.8
Oil Companies-Integrated	1.7
Enterprise Software/Service	1.7
Repurchase Agreements	1.6
Computers	1.6
Government National Mtg. Assoc.	1.4
Chemicals-Specialty	1.3
Medical Products	1.3
Applications Software	1.3
Airlines	1.2
Beverages-Non-alcoholic	1.2
Oil Refining & Marketing	1.2
Cellular Telecom	1.2
Electronic Components-Semiconductors	1.1
Auto/Truck Parts & Equipment-Original	1.1
E-Commerce/Products	1.0
Toys	1.0
Medical-Biomedical/Gene	1.0
Chemicals-Diversified	1.0
Non-Hazardous Waste Disposal	0.9
Finance-Other Services	0.9
Finance-Mortgage Loan/Banker	0.9
Finance-Credit Card	0.9
Telecom Services	0.9
Auto-Cars/Light Trucks	0.8
Medical-Hospitals	0.8
Diversified Manufacturing Operations	0.8
Aerospace/Defense	0.7
Insurance-Multi-line	0.7
Web Portals/ISP	0.7
Distribution/Wholesale	0.6
Food-Misc./Diversified	0.6
Semiconductor Components-Integrated Circuits	0.6
Brewery	0.6
United States Treasury Bonds	0.6
Soap & Cleaning Preparation	0.5
Food-Meat Products	0.5
Oil & Gas Drilling	0.5
Oil-Field Services	0.5
Tools-Hand Held	0.5
Data Processing/Management	0.5
Electric-Distribution	0.5
Insurance-Property/Casualty	0.5
Cable/Satellite TV	0.5
Containers-Paper/Plastic	0.4
Medical-HMO	0.4
Steel-Specialty	0.4
Physical Therapy/Rehabilitation Centers	0.4
Networking Products	0.4
Banks-Fiduciary	0.4

E-Commerce/Services	0.4%
Gas-Distribution	0.4
Real Estate Management/Services	0.4
Rubber-Tires	0.4
Electronic Forms	0.4
SupraNational Banks	0.4
Insurance-Reinsurance	0.4
Telephone-Integrated	0.3
Diagnostic Equipment	0.3
Private Equity	0.3
Retail-Apparel/Shoe	0.3
Internet Content-Entertainment	0.3
Retail-Restaurants	0.3
Television	0.3
Human Resources	0.3
Security Services	0.3
Electric-Transmission	0.3
Transport-Services	0.3
Rental Auto/Equipment	0.3
Commercial Services-Finance	0.3
Building & Construction Products-Misc.	0.3
Investment Management/Advisor Services	0.3
Hotels/Motels	0.3
Computer Software	0.3
Office Automation & Equipment	0.3
Storage/Warehousing	0.3
Insurance-Mutual	0.3
Auto-Heavy Duty Trucks	0.3
Pharmacy Services	0.3
Batteries/Battery Systems	0.3
Beverages-Wine/Spirits	0.3
Food-Retail	0.3
Independent Power Producers	0.3
Apparel Manufacturers	0.2
Computer Services	0.2
Savings & Loans/Thrifts	0.2
Auction Houses/Art Dealers	0.2
Agricultural Chemicals	0.2
Machine Tools & Related Products	0.2
United States Treasury Notes	0.2
Satellite Telecom	0.2
Electric Products-Misc.	0.2
Retail-Discount	0.2
Electronic Parts Distribution	0.2
Radio	0.2
Transport-Marine	0.2
Food-Dairy Products	0.2
Cosmetics & Toiletries	0.2
Electronic Connectors	0.2
Transport-Rail	0.2
Office Supplies & Forms	0.2
Investment Companies	0.2
X-Ray Equipment	0.2
Instruments-Controls	0.2
Casino Hotels	0.2
Electronic Components-Misc.	0.1
Multimedia	0.1
Semiconductor Equipment	0.1
Web Hosting/Design	0.1
Finance-Commercial	0.1
Medical Labs & Testing Services	0.1

18

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited) — (continued)

Machinery-Farming	0.1
Aerospace/Defense-Equipment	0.1
Finance-Investment Banker/Broker	0.1
Home Decoration Products	0.1
Industrial Gases	0.1
Commercial Services	0.1
Federal Home Loan Bank	0.1
Office Furnishings-Original	0.1
Industrial Automated/Robotic	0.1
Tobacco	0.1
Disposable Medical Products	0.1
Electric-Generation	0.1

100.2%

*	Calculated as a percentage of net assets

19

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 55.8%
Aerospace/Defense — 0.6%
Boeing Co.	1,708	$573,051
Northrop Grumman Corp.	1,649	507,397

		1,080,448

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. ADR	90,000	236,700

Airlines — 0.8%
Alaska Air Group, Inc.	12,238	739,053
Copa Holdings SA, Class A	4,500	425,790
Delta Air Lines, Inc.	6,544	324,189
Hawaiian Holdings, Inc.	1,344	48,317

		1,537,349

Apparel Manufacturers — 0.1%
VF Corp.	3,052	248,799

Applications Software — 1.3%
Microsoft Corp.	18,133	1,788,095
Red Hat, Inc.†	3,777	507,516

		2,295,611

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	13,000	443,560

Auto-Cars/Light Trucks — 0.4%
Nissan Motor Co., Ltd. ADR	40,000	777,200

Auto-Heavy Duty Trucks — 0.3%
NFI Group, Inc.	2,756	102,806
PACCAR, Inc.	6,363	394,252

		497,058

Auto/Truck Parts & Equipment-Original — 1.1%
Adient PLC	1,519	74,720
Autoliv, Inc.	8,058	1,154,067
Linamar Corp.	973	42,786
Magna International, Inc.	12,633	734,356

		2,005,929

Banks-Commercial — 1.8%
Banco Bilbao Vizcaya Argentaria SA ADR	70,000	490,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	15,931	106,578
Bank of Nova Scotia	8,054	460,850
Bank of the Ozarks	2,182	98,277
BOK Financial Corp.	469	44,091
Cullen/Frost Bankers, Inc.	5,839	632,013
East West Bancorp, Inc.	12,626	823,215
Hope Bancorp, Inc.	2,685	47,874
ING Groep NV ADR	34,000	486,880
PacWest Bancorp	2,140	105,759
Washington Trust Bancorp, Inc.	816	47,410

		3,342,947

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	10,473	1,414,902
SunTrust Banks, Inc.	2,385	157,458
US Bancorp	10,460	523,209

		2,095,569

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	7,503	472,389

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	4,728	$207,370
Dr Pepper Snapple Group, Inc.	8,086	986,492
PepsiCo, Inc.	6,880	749,026

		1,942,888

Beverages-Wine/Spirits — 0.3%
Diageo PLC ADR	3,250	468,032

Brewery — 0.3%
Ambev SA ADR	120,000	555,600

Building & Construction Products-Misc. — 0.3%
James Hardie Industries PLC ADR	31,000	524,210

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	8,629	283,117

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	10,306	615,783
Telstra Corp., Ltd. ADR	15,000	146,100

		761,883

Chemicals-Diversified — 0.7%
Akzo Nobel NV ADR	4,000	113,520
Croda International PLC ADR	16,000	502,880
DowDuPont, Inc.	2,550	168,096
FMC Corp.	2,729	243,454
Huntsman Corp.	1,946	56,823
PPG Industries, Inc.	1,333	138,272

		1,223,045

Chemicals-Specialty — 1.3%
Albemarle Corp.	7,674	723,888
Givaudan SA ADR	9,000	408,150
H.B. Fuller Co.	21,883	1,174,680

		2,306,718

Coal — 0.0%
Alliance Resource Partners LP	2,107	38,663

Coatings/Paint — 0.0%
RPM International, Inc.	741	43,215

Commercial Services — 0.1%
RELX PLC ADR	10,000	217,400

Commercial Services-Finance — 0.3%
Experian PLC ADR	17,000	419,135
Travelport Worldwide, Ltd.	6,180	114,577

		533,712

Computer Services — 0.1%
Accenture PLC, Class A	948	155,083
Leidos Holdings, Inc.	1,180	69,620

		224,703

Computer Software — 0.0%
j2 Global, Inc.	483	41,833

Computers — 1.3%
Apple, Inc.	12,936	2,394,583

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	365	40,803

Cosmetics & Toiletries — 0.2%
Unilever NV	6,500	362,180

20

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	304	$34,990
Fair Isaac Corp.†	3,009	581,700
Fidelity National Information Services, Inc.	2,215	234,857

		851,547

Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	3,049	631,570

Disposable Medical Products — 0.1%
STERIS PLC	969	101,755

Distribution/Wholesale — 0.6%
KAR Auction Services, Inc.	21,209	1,162,253

Diversified Banking Institutions — 1.3%
BNP Paribas SA ADR	15,000	461,400
JPMorgan Chase & Co.	19,156	1,996,055

		2,457,455

Diversified Manufacturing Operations — 0.7%
3M Co.	2,230	438,685
Crane Co.	628	50,322
Parker-Hannifin Corp.	2,069	322,454
Siemens AG ADR	6,500	428,252

		1,239,713

E-Commerce/Products — 0.6%
Amazon.com, Inc.†	690	1,172,862

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	349	707,454

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	1,764	402,510

Electric-Distribution — 0.2%
Sempra Energy	2,989	347,053

Electric-Integrated — 2.1%
ALLETE, Inc.	776	60,070
Alliant Energy Corp.	1,812	76,684
CLP Holdings, Ltd. ADR	40,000	431,000
Evergy, Inc.	1,370	76,925
Eversource Energy	12,438	728,991
Fortis, Inc.	719	22,922
NextEra Energy, Inc.	8,230	1,374,657
PNM Resources, Inc.	567	22,056
WEC Energy Group, Inc.	11,766	760,672
Xcel Energy, Inc.	7,701	351,782

		3,905,759

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	315	19,215

Electronic Components-Semiconductors — 1.1%
Broadcom, Inc.	1,385	336,057
Microchip Technology, Inc.	18,657	1,696,854

		2,032,911

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,000	360,240

Electronic Forms — 0.4%
Adobe Systems, Inc.†	2,789	679,986

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	5,129	386,111

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 1.3%
Black Knight, Inc.†	27,322	$1,463,093
SAP SE ADR	7,223	835,412

		2,298,505

Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	512	49,326

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	330	14,890

Finance-Credit Card — 0.9%
Discover Financial Services	22,860	1,609,573

Finance-Mortgage Loan/Banker — 0.9%
FNF Group	43,319	1,629,661

Finance-Other Services — 0.8%
BGC Partners, Inc., Class A	8,774	99,322
Deutsche Boerse AG ADR	52,000	689,520
Hong Kong Exchanges & Clearing, Ltd. ADR	21,500	645,860

		1,434,702

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,144	76,605

Food-Dairy Products — 0.2%
Danone SA ADR	25,000	364,500

Food-Meat Products — 0.5%
Hormel Foods Corp.	5,574	207,409
Tyson Foods, Inc., Class A	10,524	724,577

		931,986

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	5,749	171,895
Ingredion, Inc.	453	50,147
Kraft Heinz Co.	4,480	281,434
Orkla ASA ADR	45,000	392,400

		895,876

Food-Retail — 0.3%
Kroger Co.	16,370	465,726

Gas-Distribution — 0.2%
Rubis SCA ADR	35,000	404,250

Golf — 0.0%
Acushnet Holdings Corp.	2,638	64,525

Housewares — 0.0%
Tupperware Brands Corp.	1,703	70,232

Human Resources — 0.3%
Adecco Group AG ADR	19,640	579,184

Industrial Automated/Robotic — 0.1%
Nordson Corp.	1,031	132,391

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,412	219,891

Instruments-Controls — 0.2%
Honeywell International, Inc.	1,859	267,789

Insurance Brokers — 0.0%
Arthur J. Gallagher & Co.	746	48,699

Insurance-Multi-line — 0.7%
Allstate Corp.	4,197	383,060
Chubb, Ltd.	6,829	867,420

		1,250,480

21

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.5%
Beazley PLC	4,237	$32,768
Fairfax Financial Holdings, Ltd.	423	237,117
James River Group Holdings, Ltd.	1,879	73,826
Markel Corp.†	361	391,450
XL Group, Ltd.	1,500	83,925

		819,086

Insurance-Reinsurance — 0.4%
Swiss Re AG ADR	29,422	644,636

Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	3,142	610,553

Investment Companies — 0.2%
Oaktree Capital Group LLC	7,092	288,290

Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	1,044	520,998

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	4,832	424,056

Machinery-Farming — 0.1%
Deere & Co.	1,792	250,522

Machinery-General Industrial — 0.0%
Albany International Corp., Class A	356	21,413
IDEX Corp.	158	21,564

		42,977

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	4,788	696,989
Medtronic PLC	15,150	1,296,991
Teleflex, Inc.	2,017	540,980

		2,534,960

Medical Products — 1.3%
Abbott Laboratories	6,508	396,923
Becton Dickinson and Co.	1,610	385,691
Sonova Holding AG ADR	20,500	733,654
Varian Medical Systems, Inc.†	6,950	790,354

		2,306,622

Medical-Biomedical/Gene — 0.2%
CSL, Ltd. ADR	4,000	286,240

Medical-Drugs — 2.9%
GlaxoSmithKline PLC ADR	10,000	403,100
Johnson & Johnson	2,457	298,132
Merck & Co., Inc.	17,497	1,062,068
Novartis AG ADR	9,219	696,403
Novo Nordisk A/S ADR	10,500	484,260
Pfizer, Inc.	35,531	1,289,065
Roche Holding AG ADR	36,853	1,018,249

		5,251,277

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	3,320	814,529

Medical-Hospitals — 0.2%
Universal Health Services, Inc., Class B	3,801	423,583

Multimedia — 0.1%
Walt Disney Co.	2,489	260,872

Networking Products — 0.4%
Cisco Systems, Inc.	17,184	739,428

Security Description	Shares	Value (Note 2)
Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	12,422	$935,128

Office Furnishings-Original — 0.1%
HNI Corp.	5,149	191,543

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	2,899	295,988

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,841	244,902

Oil Companies-Exploration & Production — 1.6%
Cimarex Energy Co.	15,058	1,532,001
Linn Energy, Inc.†	8,077	312,176
Occidental Petroleum Corp.	3,724	311,624
Vermilion Energy, Inc.(TSX)	19,000	684,190
Vermilion Energy, Inc.(NYSE)	2,589	93,367

		2,933,358

Oil Companies-Integrated — 1.0%
Chevron Corp.	2,275	287,628
Exxon Mobil Corp.	3,025	250,258
Royal Dutch Shell PLC, Class B ADR	18,186	1,321,213

		1,859,099

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	2,419	165,532
Marathon Petroleum Corp.	5,924	415,628
Valero Energy Corp.	11,991	1,328,963

		1,910,123

Oil-Field Services — 0.1%
Core Laboratories NV	1,500	189,315

Pipelines — 0.4%
EnLink Midstream Partners LP	5,145	79,902
Enterprise Products Partners LP	19,542	540,727
Phillips 66 Partners LP	451	23,028
Targa Resources Corp.	1,532	75,819

		719,476

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	175	18,504

Private Equity — 0.3%
KKR & Co. LP	24,853	617,597

Radio — 0.2%
Entercom Communications Corp., Class A	4,978	37,584
Sirius XM Holdings, Inc.	51,295	347,267

		384,851

Real Estate Investment Trusts — 2.4%
Agree Realty Corp.	499	26,332
Alexandria Real Estate Equities, Inc.	8,037	1,014,028
American Tower Corp.	5,361	772,895
Annaly Capital Management, Inc.	31,688	326,070
CyrusOne, Inc.	1,116	65,130
Digital Realty Trust, Inc.	6,988	779,721
EastGroup Properties, Inc.	252	24,081
EPR Properties	1,598	103,535
Host Hotels & Resorts, Inc.	8,234	173,491
Medical Properties Trust, Inc.	7,115	99,895
National Health Investors, Inc.	456	33,598
National Retail Properties, Inc.	691	30,376
Omega Healthcare Investors, Inc.	4,315	133,765

22

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Pebblebrook Hotel Trust	579	$22,465
Ramco-Gershenson Properties Trust	2,635	34,808
Simon Property Group, Inc.	2,266	385,651
Tanger Factory Outlet Centers, Inc.	15,519	364,541

		4,390,382

Real Estate Management/Services — 0.4%
Daito Trust Construction Co., Ltd. ADR	17,000	689,180

Recreational Vehicles — 0.0%
LCI Industries	307	27,676

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	6,884	299,110

Retail-Apparel/Shoe — 0.3%
lululemon athletica, Inc.†	4,923	614,637

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	142	12,049

Retail-Discount — 0.2%
Costco Wholesale Corp.	1,876	392,046

Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	653	281,685
Starbucks Corp.	6,464	315,766

		597,451

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	35,000	683,025

Satellite Telecom — 0.2%
Inmarsat PLC ADR	54,900	411,064

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	13,659	446,649

Security Services — 0.3%
Secom Co., Ltd. ADR	30,000	573,600

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	2,927	171,698
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,807	906,944

		1,078,642

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	3,790	175,060
MKS Instruments, Inc.	875	83,738

		258,798

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	8,302	441,334
Reckitt Benckiser Group PLC ADR	30,000	495,450

		936,784

SupraNational Banks — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	27,266	671,016

Telecom Services — 0.6%
BCE, Inc.	23,961	970,181
Consolidated Communications Holdings, Inc.	2,421	29,923

		1,000,104

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 0.2%
Verizon Communications, Inc.	7,981	$401,524

Television — 0.3%
Nexstar Media Group, Inc., Class A	7,964	584,558

Tobacco — 0.1%
Imperial Brands PLC ADR	3,000	111,420

Tools-Hand Held — 0.5%
Snap-on, Inc.	5,445	875,120

Toys — 1.0%
Hasbro, Inc.	20,571	1,898,909

Transport-Marine — 0.2%
Kirby Corp.†	4,452	372,187

Transport-Rail — 0.2%
Union Pacific Corp.	2,465	349,241

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	6,389	467,036
United Parcel Service, Inc., Class B	894	94,970

		562,006

Venture Capital — 0.0%
Hercules Capital, Inc.	1,360	17,204

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	1,096	1,237,592

X-Ray Equipment — 0.2%
Varex Imaging Corp.†	7,328	271,796

Total Common Stocks (cost $87,512,142)		102,545,612

EXCHANGE-TRADED FUNDS — 4.5%
iShares MSCI Emerging Markets ETF	103,652	4,491,241
Vanguard Global ex-U.S. Real Estate ETF	65,500	3,804,240

Total Exchange-Traded Funds (cost $7,511,144)		8,295,481

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.3%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	$250,000	269,688
Wells Fargo & Co. 6.11% due 09/15/2018(1)	250,000	253,281

Total Preferred Securities/Capital Securities (cost $482,321)		522,969

23

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
ACE Securities Corp. Mtg. Loan Trust VRS Series 2007-D1, Class A4 6.93% due 02/25/2038*(2)	$92,558	$88,120
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	247,537
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	109,514	109,452
BMW Floorplan Master Owner Trust FRS Series 2018-1, Class A2 2.35% (3 ML+0.32%) due 05/15/2023*	250,000	250,000
Capital Auto Receivables Asset Trust Series 2018-1, Class A2A 2.54% due 10/20/2020*	250,000	249,721
CFCRE Commercial Mtg. Trust Series 2016-C7, Class A3 3.84% due 12/10/2054(3)	200,000	200,441
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(4)	267,633	277,686
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.94% due 06/10/2047(2)(3)	250,000	247,947
Countrywide Home Loan Mtg. Pass Through Trust Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	33	33
CPS Auto Receivables Trust Series 2015-A, Class B 2.79% due 02/16/2021*	155,497	155,553
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 3.05% (1 ML+0.96%) due 05/25/2034(4)	6,612	6,584
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(2)(4)	92,792	90,749
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	242,073
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(3)	291,269	283,747
GS Mtg. Securities Trust VRS Series 2013-GC12, Class C 4.18% due 06/10/2046(2)(3)	200,000	193,570
GS Mtg. Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	230,000	239,866
GS Mtg. Securities Trust VRS Series 2014-GC20, Class C 5.02% due 04/10/2047(2)(3)	200,000	190,360
GS Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.56% due 08/10/2044*(2)(3)	300,000	291,985

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(4)	$190,396	$186,401
JP Morgan Mtg.Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(4)	72,442	71,633
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(4)	218,197	215,623
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.87% due 08/25/2047*(2)(4)	190,220	182,229
KeyCorp. Student Loan Trust FRS Series 2006-A, Class 2A4 2.60% (3 ML+0.31%) due 09/27/2035	89,303	89,318
KeyCorp. Student Loan Trust FRS Series 2004-A, Class 2B 2.90% (3 ML+0.53%) due 01/27/2042	62,068	62,098
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	102,819	100,479
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(4)	93,979	96,257
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.56% due 08/25/2055*(2)(4)	84,339	89,864
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	2,448	2,444
Santander Drive Auto Receivables Trust Series 2015-1, Class C 2.57% due 04/15/2021	100,103	100,076
Santander Drive Auto Receivables Trust Series 2018-3, Class A2A 3.02% due 03/15/2021	250,000	250,015
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(4)	109,528	103,638
Sequoia Mtg. Trust VRS Series 2017-5, Class A19 3.50% due 08/25/2047*(2)(4)	90,102	88,096
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(4)	247,280	244,712
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(4)	198,368	192,435
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(4)	88,385	87,366
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 2.54% (3 ML+0.20%) due 12/15/2039	140,681	137,653

24

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 2.89% (3 ML+0.55%) due 12/16/2030	$142,085	$141,732
SMB Private Education Loan Trust FRS Series 2016-C, Class A1 2.62% (1 ML+0.55%) due 11/15/2023*	46,041	46,059
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	250,000	260,783
Trafigura Securitisation Finance PLC FRS Series 2017-1A, Class A1 2.92% (1 ML+0.85%) due 12/15/2020*	300,000	300,866
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	195,611
Verizon Owner Trust Series 2017-1A, Class A 2.06% due 09/20/2021*	250,000	247,152
Wells Fargo Commercial Mtg. Trust VRS Series 2016-LC25, Class B 4.58% due 12/15/2059(2)(3)	300,000	307,860
Wells Fargo Commercial Mtg. Trust VRS Series 2015-C31, Class C 4.76% due 11/15/2048(2)(3)	300,000	298,473
Westlake Automobile Receivables Trust Series 2017-2A, Class A2A 1.80% due 07/15/2020*	175,713	175,159
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class D 4.06% due 09/15/2057*(2)(3)	160,000	127,196
WFRBS Commercial Mtg. Trust VRS Series 2013-C14, Class D 4.11% due 06/15/2046*(2)(3)	300,000	271,847
WFRBS Commercial Mtg. Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(2)(3)	300,000	292,117
WFRBS Commercial Mtg. Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(2)(3)	300,000	290,547
WFRBS Commercial Mtg. Trust VRS Series 2014-C23, Class B 4.52% due 10/15/2057(2)(3)	300,000	303,549

Total Asset Backed Securities (cost $9,130,059)		8,924,712

U.S. CORPORATE BONDS & NOTES — 20.8%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	240,528

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	250,000	245,217

Security Description	Principal Amount	Value (Note 2)
Airlines — 0.4%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	$261,708	$269,729
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	106,139	111,700
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	373,768	394,250

		775,679

Apparel Manufacturers — 0.1%
Under Armour, Inc. Senior Notes 3.25% due 06/15/2026	250,000	224,352

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	227,117
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	253,978
Toyota Motor Credit Corp. Senior Notes 2.10% due 01/17/2019	250,000	249,420

		730,515

Banks-Commercial — 0.3%
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	244,994
PNC Bank NA Senior Notes 3.10% due 10/25/2027	250,000	236,629

		481,623

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	500,000	469,316
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	246,528

		715,844

Banks-Super Regional — 1.1%
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	500,000	487,158
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	246,940
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	247,294
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	493,940
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	250,000	246,826

25

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	$250,000	$$239,531

		1,961,689

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 1.35% due 10/04/2019	250,000	245,853

Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	506,773

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	235,213
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	265,216

		500,429

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	261,875

Cellular Telecom — 0.6%
Crown Castle Towers LLC Senior Sec. Notes 4.24% due 07/15/2048*	250,000	251,364
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	259,219
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	500,000	517,600

		1,028,183

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Company Guar. Notes 3.60% due 07/15/2022	218,000	214,909
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	250,000	237,194

		452,103

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	247,495

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	240,857
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	241,118

		481,975

Security Description	Principal Amount	Value (Note 2)
Containers-Paper/Plastic — 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	$500,000	$501,875
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	274,375

		776,250

Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	250,000	242,847
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	241,817
Bank of America Corp. FRS Senior Notes 3.52% (3 ML+1.16%) due 01/20/2023	250,000	253,964
Citigroup, Inc. FRS Senior Notes 3.73% (3 ML+1.43%) due 09/01/2023	200,000	204,114
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	500,000	491,816
Goldman Sachs Group, Inc. FRS Senior Notes 3.47% (3 ML+1.11%) due 04/26/2022	250,000	252,451
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	525,465
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	239,348
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	248,330
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	250,000	255,574
Morgan Stanley FRS Senior Notes 3.76% (3 ML+1.40%) due 04/21/2021	250,000	256,039
Morgan Stanley Senior Notes 4.00% due 07/23/2025	250,000	249,240
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	281,733

		3,742,738

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	144,000	150,651

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 2.40% due 02/22/2023	250,000	240,426

26

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Products (continued)
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	$500,000	$489,802

		730,228

Electric-Distribution — 0.3%
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	500,000	500,459

Electric-Generation — 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	74,548	80,743

Electric-Integrated — 1.4%
Black Hills Corp. Senior Notes 2.50% due 01/11/2019	250,000	249,404
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	485,047
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	200,000	199,555
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	568,245
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	243,728
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	867,500

		2,613,479

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	569,598

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	252,324

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 1.90% due 09/15/2021	250,000	238,105
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	239,044
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	247,685

		724,834

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	251,183

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	250,000	242,652

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	$250,000	$245,298

Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	250,000	243,001

Gas-Distribution — 0.2%
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	250,000	296,315

Home Decoration Products — 0.1%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	250,000	241,514

Hotels/Motels — 0.3%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	518,750

Independent Power Producers — 0.3%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(5)(6)	500,000	455,000

Insurance-Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	249,389
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	250,000	248,631

		498,020

Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	248,265
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	517,100

		765,365

Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. FRS Company Guar. Notes 2.67% (3 ML+0.34%) due 09/30/2019*	250,000	250,948

Medical-Biomedical/Gene — 0.8%
Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	248,622
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	253,584
Celgene Corp. Senior Notes 3.45% due 11/15/2027	500,000	459,742
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	246,222

27

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	$250,000	$258,491

		1,466,661

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	242,593

Medical-Hospitals — 0.6%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	518,750
Surgery Center Holdings, Inc. Company Guar. Notes 8.88% due 04/15/2021*	500,000	514,375

		1,033,125

Non-Hazardous Waste Disposal — 0.4%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	250,000	248,750
Republic Services, Inc. Senior Notes 5.25% due 11/15/2021	250,000	263,709
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	240,312

		752,771

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	510,000

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	471,100
Rowan Cos., Inc. Company Guar. Notes 4.75% due 01/15/2024	250,000	215,625

		686,725

Oil Companies-Exploration & Production — 0.3%
W&T Offshore, Inc. Sec. Notes 10.00% due 06/15/2021*(7)	169,876	162,656
W&T Offshore, Inc. Sec. Notes 10.75% due 05/15/2020*(7)	186,664	186,197
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	255,493

		604,346

Oil Refining & Marketing — 0.2%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	257,483

Oil-Field Services — 0.3%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	496,250

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	$500,000	$493,205

Physical Therapy/Rehabilitation Centers — 0.4%
HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	750,435

Pipelines — 1.4%
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	250,000	227,021
Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020	250,000	248,966
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	281,718
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	588,890
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	495,000
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	500,000	489,435
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	249,962

		2,580,992

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	198,367
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	258,015
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	258,721
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	249,831
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	256,953
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	252,139
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	482,360
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	255,581
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	245,177

		2,457,144

28

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	$250,000	$256,217

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(8)(9)	125,000	0

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	807,188

Storage/Warehousing — 0.3%
Mobile Mini, Inc. Company Guar. Notes 5.88% due 07/01/2024	500,000	506,250

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	532,051

Telephone-Integrated — 0.1%
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	255,050

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	253,050

Total U.S. Corporate Bonds & Notes (cost $38,295,554)		38,191,019

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Agricultural Chemicals — 0.1%
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	200,000	203,140

Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	245,309

Cellular Telecom — 0.2%
Vodafone Group PLC FRS Senior Notes 3.29% (3 ML + 0.99%) due 01/16/2024	250,000	248,844

Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	250,000	244,404

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	413,000	403,699

Electric-Integrated — 0.2%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	248,750

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	$750,000	$760,850
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	500,000	466,972

		1,227,822

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	229,470

Total Foreign Corporate Bonds & Notes (cost $3,080,714)		3,051,438

U.S. GOVERNMENT AGENCIES — 9.5%
Federal Home Loan Bank — 0.1%
4.00% due 06/01/2048	198,627	204,227

Federal Home Loan Mtg. Corp. — 2.5%
3.00% due 04/01/2035	54,950	54,511
3.00% due 09/01/2035	70,391	69,414
3.00% due 10/01/2042	301,734	294,902
3.00% due 05/01/2043	126,521	123,504
3.00% due 07/01/2045	156,081	151,878
3.00% due 01/01/2047	109,575	106,726
3.50% due 07/01/2042	111,394	111,729
3.50% due 10/01/2042	110,476	110,807
3.50% due 08/01/2043	182,955	183,508
3.50% due 02/01/2044	170,225	170,264
3.50% due 08/01/2045	217,208	217,948
3.50% due 07/01/2046	81,716	81,861
3.50% due 01/01/2047	225,271	225,282
4.00% due 10/01/2045	196,413	202,502
4.00% due 08/01/2047	207,440	213,191
4.50% due 11/01/2043	112,571	118,927
5.00% due 01/01/2034	52,155	55,649
5.00% due 04/01/2035	46,102	49,185
5.00% due 03/01/2048	96,631	104,511
6.00% due 05/01/2031	10,690	11,786
6.00% due 09/01/2032	5,952	6,505
7.50% due 12/01/2030	13,066	13,479
7.50% due 01/01/2031	17,941	19,257
7.50% due 02/01/2031	1,885	2,076
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust REMIC Series K074, Class A2 3.60% due 01/25/2028(3)	160,000	162,042
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K058, Class A2 2.65% due 08/25/2026(3)	120,000	114,361
Series K071, Class A2 3.29% due 11/25/2027(3)	100,000	98,698
Series K072, Class A2 3.44% due 12/25/2027(3)	60,000	60,016
Series K076, Class A2 3.90% due 04/25/2028(3)	50,000	51,746
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K075, Class A2 3.65% due 02/25/2028(2)(3)	50,000	50,802

29

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 4127, Class EJ 2.50% due 11/15/2032(4)	$109,020	$104,431
Series 4033, Class ED 2.50% due 10/15/2036(4)	144,818	142,872
Series 4097, Class HI 3.00% due 08/15/2027(4)(10)	679,305	66,298
Series 4579, Class BA 3.00% due 01/15/2043(4)	114,146	112,924
Series 4343, Class DI 3.50% due 08/15/2040(4)(10)	303,906	36,263
Series 4121, Class UI 3.50% due 10/15/2042(4)(10)	419,504	83,793
Series 4650, Class CA 3.50% due 05/15/2043(4)	44,866	45,247
Series 4648, Class E 3.50% due 08/15/2043(4)	78,053	78,245
Series 4673, Class NT 3.50% due 09/15/2043(4)	120,000	118,919
Series 3924, Class LB 4.00% due 05/15/2039(4)	200,000	204,250
Series 4135, Class DI 4.00% due 11/15/2042(4)(10)	245,641	43,107
Series 2015-4440, ClassZX 4.00% due 01/15/2045(4)	114,238	118,842
Series 4463, Class ZA 4.00% due 04/15/2045(4)	56,740	58,375
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(4)	100,667	103,979

		4,554,612

Federal National Mtg. Assoc. — 5.5%
1.25% due 08/17/2021	200,000	191,356
1.50% due 06/22/2020	250,000	244,933
2.00% due 01/05/2022	500,000	487,347
2.00% due 02/01/2032	218,373	206,911
2.38% due 01/19/2023	250,000	245,481
2.50% due 06/01/2027	121,581	119,137
2.50% due 08/01/2028	139,568	136,668
2.50% due 03/01/2030	95,521	93,269
3.00% due 04/01/2027	37,651	37,657
3.00% due 05/01/2029	50,508	50,500
3.00% due 03/01/2030	107,315	107,299
3.00% due 08/01/2031	156,098	155,738
3.00% due 10/01/2036	109,467	108,038
3.00% due 10/01/2042	112,123	109,660
3.00% due 11/01/2042	184,956	180,852
3.00% due 12/01/2042	263,920	257,990
3.00% due 02/01/2043	100,333	98,046
3.00% due 04/01/2043	154,799	151,001
3.00% due 06/01/2043	184,561	180,441
3.00% due 08/01/2043	146,710	143,422
3.00% due 07/01/2046	217,300	211,121
3.00% due 12/01/2046	89,981	87,414
3.50% due 08/01/2031	77,367	78,468
3.50% due 02/01/2033	134,603	136,656
3.50% due 01/01/2036	167,492	169,485
3.50% due 09/01/2042	118,687	119,109
3.50% due 11/01/2042	158,054	158,616
3.50% due 02/01/2043	57,320	57,665
3.50% due 05/01/2043	130,821	131,610
3.50% due 11/01/2044	135,909	137,234
3.50% due 03/01/2045	130,241	130,361

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 06/01/2045	$73,107	$73,474
3.50% due 09/01/2045	73,481	73,522
3.50% due 11/01/2045	160,192	160,563
3.50% due 03/01/2046	103,613	104,027
3.50% due 04/01/2046	161,435	162,006
3.50% due 03/01/2047	157,952	158,368
3.50% due 10/01/2047	191,662	191,658
4.00% due 09/01/2040	147,995	152,195
4.00% due 12/01/2040	112,647	116,164
4.00% due 08/01/2043	274,051	283,158
4.00% due 04/01/2044	186,848	193,036
4.00% due 08/01/2044	126,283	130,470
4.00% due 10/01/2044	173,610	177,996
4.00% due 12/01/2044	100,599	103,942
4.00% due 09/01/2045	77,788	80,374
4.00% due 05/01/2046	192,131	197,656
4.00% due 07/01/2047	92,186	94,922
4.00% due 10/01/2047	94,537	97,218
4.00% due 12/01/2047	96,042	98,822
4.50% due 03/01/2041	177,471	186,708
4.50% due 09/01/2043	348,825	368,714
4.50% due 12/01/2044	160,109	169,268
4.50% due 11/01/2045	176,832	186,382
5.00% due 02/01/2040	130,401	141,031
5.00% due 07/01/2041	158,712	171,589
5.00% due 02/01/2044	149,928	161,699
6.00% due 08/01/2018	3	4
6.00% due 05/01/2031	4,973	5,471
6.00% due 04/01/2032	8,336	9,115
6.50% due 06/01/2019	673	742
6.50% due 09/01/2024	9,624	10,609
6.50% due 09/01/2025	2,269	2,501
6.50% due 11/01/2025	3,241	3,572
6.50% due 05/01/2026	9,488	10,459
6.50% due 11/01/2027	143	157
6.50% due 01/01/2032	3,109	3,427
7.00% due 05/01/2029	4,192	4,640
7.00% due 09/01/2029	4,970	5,032
7.00% due 01/01/2031	1,911	1,993
7.50% due 01/01/2031	5,257	5,541
7.50% due 02/01/2031	1,347	1,377
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.36% due 06/25/2045(2)(4)(10)	408,910	21,832
Federal National Mtg. Assoc. REMIC Series 2012-122, Class AD 2.00% due 02/25/2040(4)	41,204	39,733
Series 2013-2, Class BI 2.50% due 02/25/2028(4)(10)	399,577	30,625
Series 2017-54, Class IO 3.00% due 07/25/2032(4)(10)	350,531	45,800
Series 2016-92, Class A 3.00% due 04/25/2042(4)	88,916	86,797
Series 2016-100, Class DA 3.00% due 02/25/2043(4)	66,905	65,914
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	213,171	210,654
Series 2016-30, Class IL 3.50% due 04/25/2034(4)(10)	760,233	102,039
Series 2016-4, Class LI 3.50% due 02/25/2036(4)(10)	462,329	75,957
Series 2015-20, Class EH 3.50% due 11/25/2042(4)	200,000	203,836
Series 2017-66, Class C 3.50% due 08/25/2045(4)	60,000	58,252

30

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-12, Class BY 4.00% due 03/25/2045(4)	$100,000	$105,543
Series 2017-22, Class DZ 4.00% due 04/25/2047(4)	73,583	76,834
Series 2015-18, Class IA 4.50% due 04/25/2045(4)(10)	387,987	90,963
Series 2002-16, Class TM 7.00% due 04/25/2032(4)	69,295	77,086

		10,114,952

Government National Mtg. Assoc. — 1.4%
3.00% due 11/15/2042	242,100	237,953
3.00% due 02/15/2043	177,687	174,641
3.50% due 09/15/2042	134,843	135,932
3.50% due 05/15/2043	69,585	70,146
3.50% due 09/20/2045	134,409	135,237
3.50% due 06/20/2046	169,834	170,715
3.50% due 05/20/2047	97,326	98,393
4.00% due 10/20/2044	148,694	153,035
4.50% due 05/15/2039	41,221	43,614
5.50% due 07/20/2033	78,938	86,184
6.00% due 07/20/2033	54,275	59,907
6.50% due 12/15/2023	7,904	8,717
6.50% due 03/20/2027	453	455
6.50% due 04/20/2027	6,401	6,597
7.00% due 12/15/2022	1,645	1,648
7.00% due 05/15/2023	371	371
7.00% due 12/15/2023	1,816	1,930
7.00% due 04/15/2028	9,190	9,381
7.50% due 08/15/2030	12,230	12,411
7.50% due 09/15/2030	3,972	4,087
7.50% due 11/15/2030	16,585	17,352
7.50% due 01/15/2031	9,523	10,478
Government National Mtg. Assoc. REMIC VRS Series 2017-157, Class IO 0.57% due 12/16/2059(2)(3)(10)	989,999	57,600
Series 2013-101, Class IO 0.64% due 10/16/2054(2)(3)(10)	2,171,117	64,459
Series 2013-57, Class IO 0.72% due 06/16/2054(2)(3)(10)	2,355,650	80,034
Series 2014-69, Class WI 0.74% due 09/20/2037(2)(4)(10)	943,663	34,977
Series 2013-30, Class IO 0.80% due 09/16/2053(2)(3)(10)	1,352,184	58,181
Series 2012-139, Class IO 0.81% due 02/16/2053(2)(3)(10)	3,400,595	180,909
Series 2013-40, Class IO 0.83% due 06/16/2054(2)(3)(10)	1,055,441	44,489
Series 2014-135, Class IO 0.83% due 01/16/2056(2)(3)(10)	701,268	37,702
Series 2013-80, Class IO 0.84% due 03/16/2052(2)(3)(10)	1,382,952	76,059
Series 2013-68, Class IO 0.88% due 02/16/2046(2)(3)(10)	1,071,820	53,418
Government National Mtg. Assoc. REMIC Series 2017-51, Class AH 2.60% due 05/16/2059(3)	98,591	93,082
Series 2017-190, Class AD 2.60% due 03/16/2060(3)	99,245	93,620
Series 2017-56, Class NZ 3.00% due 04/20/2047(4)	51,779	44,932
Series 2015-63, Class ZB 3.25% due 05/20/2045(4)	88,841	88,200

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2012-3, Class LA 3.50% due 03/20/2038(4)	$56,853	$57,274
Series 2017-45, Class KI 4.00% due 10/20/2043(4)(10)	703,686	104,683
Series 2016-81, Class IN 4.00% due 04/20/2046(4)(10)	250,908	52,643

		2,661,446

Total U.S. Government Agencies (cost $18,258,676)		17,535,237

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Bonds — 0.6%
2.25% due 08/15/2046	250,000	215,312
3.00% due 11/15/2044	250,000	251,016
4.25% due 11/15/2040	165,000	200,069
4.50% due 02/15/2036	50,000	61,137
5.25% due 11/15/2028	140,000	169,865
6.25% due 08/15/2023	80,000	93,353

		990,752

United States Treasury Notes — 0.2%
1.88% due 08/31/2022	250,000	241,846
2.13% due 12/31/2022	80,000	77,990
3.13% due 05/15/2021	100,000	101,379

		421,215

Total U.S. Government Treasuries (cost $1,502,986)		1,411,967

LOANS(12)(13)(14) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS 2nd Lien 11.10% (3 ML+9.00%) due 01/20/2025	500,000	470,833

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 5.86% (3 ML+3.50%) due 10/31/2024	250,000	249,688

Total Loans (cost $742,691)		720,521

Total Long-Term Investment Securities (cost $166,516,287)		181,198,956

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 06/29/2018, to be repurchased 07/02/2018 in the amount of $2,959,086 collateralized by $3,150,000 of United States Treasury Notes, bearing interest at 2.13% due 05/15/2025 and having an approximate value of $3,022,346 (cost $2,959,000)	2,959,000	2,959,000

TOTAL INVESTMENTS (cost $169,475,287)(11)	100.2%	184,157,956
Liabilities in excess of other assets	(0.2)	(397,333)

NET ASSETS	100.0%	$183,760,623

31

Anchor Series Trust SA Edge Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $9,804,334 representing 5.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	Security in default of interest
(6)	Company has filed for bankruptcy protection.
(7)	PIK (“Payment - in - Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(8)	Securities classified as Level 3 (see Note 2).
(9)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(10)	Interest Only
(11)	See Note 6 for cost of investments on a tax basis.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter - Bank Offer Rate (“LIBOR) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depositary Receipt

ETF — Exchange - Traded Fund

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TSX — Toronto Stock Exchange

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2018 and unless noted otherwise, the dates are the original maturity dates

Index Legend

1 ML — 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$102,545,612	$—	$—	$102,545,612
Exchange — Traded Funds	8,295,481	—	—	8,295,481
Preferred Securities/Capital Securities	—	522,969	—	522,969
Asset Backed Securities	—	8,924,712	—	8,924,712
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	0	0
Other Industries	—	38,191,019	—	38,191,019
Foreign Corporate Bonds & Notes	—	3,051,438	—	3,051,438
U.S. Government Agencies	—	17,535,237	—	17,535,237
U.S. Government Treasuries	—	1,411,967	—	1,411,967
Loans	—	720,521	—	720,521
Repurchase Agreements	—	2,959,000	—	2,959,000

Total Investments at Value	$110,841,093	$73,316,863	$0	$184,157,956

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

32

Anchor Series Trust SA Wellington Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.1%
Applications Software	4.0
Web Portals/ISP	3.9
Medical-Drugs	3.9
Oil Companies-Exploration & Production	3.8
E-Commerce/Products	3.8
Medical Products	3.4
Banks-Super Regional	3.3
Commercial Services-Finance	3.2
Medical-HMO	3.2
Finance-Credit Card	3.1
Computers	2.9
Electronic Components-Semiconductors	2.8
Internet Content-Entertainment	2.6
Insurance-Multi-line	2.6
Retail-Discount	2.5
Apparel Manufacturers	2.2
Chemicals-Diversified	2.2
Medical Instruments	2.1
Diagnostic Equipment	2.0
Cosmetics & Toiletries	1.9
Telephone-Integrated	1.9
Aerospace/Defense	1.8
Athletic Footwear	1.7
Diversified Manufacturing Operations	1.7
Web Hosting/Design	1.6
Electric-Integrated	1.6
Cable/Satellite TV	1.5
E-Commerce/Services	1.5
Beverages-Non-alcoholic	1.3
Computers-Memory Devices	1.2
Electric Products-Misc.	1.1
Medical Labs & Testing Services	1.1
Textile-Home Furnishings	1.0
Hotels/Motels	1.0
Finance-Consumer Loans	0.9
Tools-Hand Held	0.9
Building & Construction Products-Misc.	0.9
Coatings/Paint	0.9
Transport-Rail	0.8
Semiconductor Equipment	0.8
Oil-Field Services	0.8
Investment Management/Advisor Services	0.8
Transport-Truck	0.8
Banks-Commercial	0.8
Enterprise Software/Service	0.7
Industrial Automated/Robotic	0.7
Computer Software	0.7
E-Services/Consulting	0.7
Medical-Biomedical/Gene	0.7
Insurance-Life/Health	0.6
Airlines	0.6
Machinery-Pumps	0.5
Machinery-General Industrial	0.5
Repurchase Agreements	0.3

99.9%

*	Calculated as a percentage of net assets

33

Anchor Series Trust SA Wellington Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.8%
Boeing Co.	11,393	$3,822,465

Airlines — 0.6%
United Continental Holdings, Inc.†	16,838	1,174,114

Apparel Manufacturers — 2.2%
Under Armour, Inc., Class C†	84,967	1,791,104
VF Corp.	35,163	2,866,488

		4,657,592

Applications Software — 4.0%
Microsoft Corp.	47,755	4,709,120
salesforce.com, Inc.†	15,404	2,101,106
ServiceNow, Inc.†	8,268	1,425,982

		8,236,208

Athletic Footwear — 1.7%
NIKE, Inc., Class B	45,321	3,611,177

Banks-Commercial — 0.8%
SVB Financial Group†	5,445	1,572,298

Banks-Super Regional — 3.3%
Capital One Financial Corp.	25,144	2,310,734
Fifth Third Bancorp	42,270	1,213,149
PNC Financial Services Group, Inc.	24,882	3,361,558

		6,885,441

Beverages-Non-alcoholic — 1.3%
Monster Beverage Corp.†	48,277	2,766,272

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	35,035	1,881,029

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	94,482	3,099,954

Chemicals-Diversified — 2.2%
DowDuPont, Inc.	35,540	2,342,797
PPG Industries, Inc.	20,816	2,159,244

		4,502,041

Coatings/Paint — 0.9%
Sherwin-Williams Co.	4,558	1,857,704

Commercial Services-Finance — 3.2%
Equifax, Inc.	8,881	1,111,102
FleetCor Technologies, Inc.†	9,726	2,048,782
Global Payments, Inc.	18,557	2,068,920
IHS Markit, Ltd.†	26,904	1,387,977

		6,616,781

Computer Software — 0.7%
SS&C Technologies Holdings, Inc.	29,724	1,542,676

Computers — 2.9%
Apple, Inc.	32,224	5,964,985

Computers-Memory Devices — 1.2%
NetApp, Inc.	31,098	2,442,126

Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	30,733	1,991,806
Estee Lauder Cos., Inc., Class A	13,419	1,914,757

		3,906,563

Diagnostic Equipment — 2.0%
Danaher Corp.	15,273	1,507,140
Thermo Fisher Scientific, Inc.	12,415	2,571,643

		4,078,783

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 6.1%
Bank of America Corp.	185,065	$5,216,982
JPMorgan Chase & Co.	53,706	5,596,165
Morgan Stanley	37,476	1,776,363

		12,589,510

Diversified Manufacturing Operations — 1.7%
Eaton Corp. PLC	23,460	1,753,400
Illinois Tool Works, Inc.	12,633	1,750,176

		3,503,576

E-Commerce/Products — 3.8%
Amazon.com, Inc.†	3,670	6,238,266
eBay, Inc.†	46,562	1,688,338

		7,926,604

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	1,515	3,071,041

E-Services/Consulting — 0.7%
CDW Corp.	17,094	1,381,024

Electric Products-Misc. — 1.1%
AMETEK, Inc.	30,893	2,229,239

Electric-Integrated — 1.6%
American Electric Power Co., Inc.	22,791	1,578,277
NextEra Energy, Inc.	10,476	1,749,806

		3,328,083

Electronic Components-Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	81,289	1,218,522
IPG Photonics Corp.†	6,748	1,488,811
Micron Technology, Inc.†	33,501	1,756,793
ON Semiconductor Corp.†	60,259	1,339,859

		5,803,985

Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	12,793	1,549,488

Finance-Consumer Loans — 0.9%
Synchrony Financial	56,979	1,901,959

Finance-Credit Card — 3.1%
Mastercard, Inc., Class A	32,984	6,482,016

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	26,092	2,065,443

Industrial Automated/Robotic — 0.7%
Nordson Corp.	12,036	1,545,543

Insurance-Life/Health — 0.6%
Athene Holding, Ltd., Class A†	30,854	1,352,639

Insurance-Multi-line — 2.6%
Allstate Corp.	27,359	2,497,056
Chubb, Ltd.	22,392	2,844,232

		5,341,288

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	27,985	5,438,045

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	3,267	1,630,364

Machinery-General Industrial — 0.5%
Middleby Corp.†	9,311	972,255

Machinery-Pumps — 0.5%
Gardner Denver Holdings, Inc.†	35,457	1,042,081

34

Anchor Series Trust SA Wellington Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 2.1%
Boston Scientific Corp.†	57,790	$1,889,733
Medtronic PLC	28,247	2,418,226

		4,307,959

Medical Labs & Testing Services — 1.1%
Laboratory Corp. of America Holdings†	12,292	2,206,783

Medical Products — 3.4%
Abbott Laboratories	37,877	2,310,118
Baxter International, Inc.	39,300	2,901,912
Hologic, Inc.†	44,053	1,751,107

		6,963,137

Medical— Biomedical/Gene — 0.7%
Seattle Genetics, Inc.†	20,629	1,369,559

Medical— Drugs — 3.9%
Allergan PLC	10,796	1,799,909
Bristol— Myers Squibb Co.	34,046	1,884,105
Eli Lilly & Co.	23,381	1,995,101
Merck & Co., Inc.	39,144	2,376,041

		8,055,156

Medical— HMO — 3.2%
Anthem, Inc.	9,140	2,175,594
UnitedHealth Group, Inc.	18,018	4,420,536

		6,596,130

Oil Companies— Exploration & Production — 3.8%
Continental Resources, Inc.†	35,260	2,283,438
EOG Resources, Inc.	19,931	2,480,014
Newfield Exploration Co.†	39,120	1,183,380
Pioneer Natural Resources Co.	10,511	1,989,102

		7,935,934

Oil— Field Services — 0.8%
Halliburton Co.	36,831	1,659,605

Retail— Discount — 2.5%
Costco Wholesale Corp.	12,488	2,609,742
Dollar Tree, Inc.†	29,729	2,526,965

		5,136,707

Semiconductor Equipment — 0.8%
Lam Research Corp.	9,924	1,715,363

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†(1)(2)	147	0

Security Description	Shares	Value (Note 2)
Telephone— Integrated — 1.9%
Verizon Communications, Inc.	76,401	$3,843,734

Textile— Home Furnishings — 1.0%
Mohawk Industries, Inc.†	9,894	2,119,987

Tools— Hand Held — 0.9%
Snap— on, Inc.	11,802	1,896,818

Transport— Rail — 0.8%
Norfolk Southern Corp.	11,638	1,755,825

Transport— Truck — 0.8%
JB Hunt Transport Services, Inc.	13,057	1,587,078

Web Hosting/Design — 1.6%
GoDaddy, Inc., Class A†	47,445	3,349,617

Web Portals/ISP — 3.9%
Alphabet, Inc., Class A†	5,034	5,684,343
Alphabet, Inc., Class C†	2,228	2,485,668

		8,170,011

Total Long— Term Investment Securities (cost $156,043,641)		206,441,795

REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$120,000	120,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	25,000	25,000
BNP Paribas SA Joint Repurchase Agreement(3)	155,000	155,000
Deutsche Bank AG Joint Repurchase Agreement(3)	85,000	85,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	190,000	190,000

Total Repurchase Agreements (cost $575,000)		575,000

TOTAL INVESTMENTS (cost $156,618,641)(4)	99.9%	207,016,795
Other assets less liabilities	0.1	206,410

NET ASSETS	100.0%	$207,223,205

†	Non— income producing security
(1)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

35

Anchor Series Trust SA Wellington Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	206,441,795	—	—	206,441,795
Repurchase Agreements	—	575,000	—	575,000

Total Investments at Value	$206,441,795	$575,000	$0	$207,016,795

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

36

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.0%
Oil Companies-Exploration & Production	3.5
Finance-Credit Card	3.5
Banks-Super Regional	3.4
Transport-Rail	3.1
Medical-Drugs	3.1
Insurance-Multi-line	2.8
Beverages-Non-alcoholic	2.8
Commercial Services-Finance	2.7
E-Commerce/Services	2.6
Applications Software	2.4
Computer Services	2.3
Athletic Footwear	2.3
Medical-Biomedical/Gene	2.3
E-Commerce/Products	2.0
Cosmetics & Toiletries	1.9
Diversified Banking Institutions	1.8
Medical Instruments	1.8
Medical Products	1.7
Retail-Major Department Stores	1.7
Beverages-Wine/Spirits	1.6
Retail-Discount	1.6
Retail-Restaurants	1.5
Web Portals/ISP	1.5
Electric-Integrated	1.4
Apparel Manufacturers	1.4
Insurance Brokers	1.3
Aerospace/Defense	1.2
Repurchase Agreements	1.1
Commercial Services	1.0
Medical-Wholesale Drug Distribution	1.0
Exchange-Traded Funds	1.0
Enterprise Software/Service	0.9
Tobacco	0.9
Industrial Gases	0.9
Semiconductor Components-Integrated Circuits	0.9
Internet Content-Entertainment	0.8
Transport-Services	0.8
Telephone-Integrated	0.8
Electronic Measurement Instruments	0.8
Cable/Satellite TV	0.7
Web Hosting/Design	0.7
E-Services/Consulting	0.7
Office Furnishings-Original	0.6
Airlines	0.6
Oil Companies-Integrated	0.6
Steel-Producers	0.6
Medical-HMO	0.6
Semiconductor Equipment	0.6
Finance-Investment Banker/Broker	0.6
Building Products-Air & Heating	0.6
Insurance-Reinsurance	0.6
Internet Content-Information/News	0.6
Chemicals-Diversified	0.6
Retail-Automobile	0.6
Casino Hotels	0.6
Food-Retail	0.6
Containers-Paper/Plastic	0.5
Investment Management/Advisor Services	0.5
Non-Hazardous Waste Disposal	0.5
Instruments-Controls	0.5

Electronic Components-Semiconductors	0.5
Independent Power Producers	0.5
Building Products-Doors & Windows	0.5
Electronic Forms	0.5
Medical-Generic Drugs	0.5
Computers-Memory Devices	0.5
Computers	0.5
Oil-Field Services	0.5
Retail-Drug Store	0.4
Diagnostic Equipment	0.4
Insurance-Life/Health	0.4
Banks-Commercial	0.4
Multimedia	0.4
Home Decoration Products	0.4
Finance-Consumer Loans	0.4
Auto-Cars/Light Trucks	0.4
Hotels/Motels	0.4
Tools-Hand Held	0.4
Electronic Components-Misc.	0.4
Educational Software	0.4
Electric-Distribution	0.3
Building Products-Cement	0.3
Coatings/Paint	0.3
Agricultural Chemicals	0.3
Industrial Automated/Robotic	0.3
Food-Meat Products	0.3
Diversified Manufacturing Operations	0.2
Steel Pipe & Tube	0.2
Data Processing/Management	0.2
Agricultural Operations	0.2
Insurance-Property/Casualty	0.2
Garden Products	0.2
Chemicals-Specialty	0.2
Machinery-General Industrial	0.2
Telecom Equipment-Fiber Optics	0.2
Gold Mining	0.2
Containers-Metal/Glass	0.2
Food-Confectionery	0.1

100.5%

*	Calculated as a percentage of net assets

37

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.2%
General Dynamics Corp.	10,966	$2,044,172
Lockheed Martin Corp.	8,584	2,535,971

		4,580,143

Agricultural Chemicals — 0.3%
Nutrien, Ltd.	18,860	1,026,028

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	16,315	747,716

Airlines — 0.6%
Delta Air Lines, Inc.	24,208	1,199,264
Southwest Airlines Co.	23,029	1,171,716

		2,370,980

Apparel Manufacturers — 1.4%
Carter’s, Inc.	9,996	1,083,466
Under Armour, Inc., Class A†	30,147	677,705
Under Armour, Inc., Class C†	67,831	1,429,877
VF Corp.	24,173	1,970,583

		5,161,631

Applications Software — 2.4%
Microsoft Corp.	42,981	4,238,356
salesforce.com, Inc.†	15,512	2,115,837
ServiceNow, Inc.†	13,646	2,353,526

		8,707,719

Athletic Footwear — 2.3%
NIKE, Inc., Class B	108,244	8,624,882

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	35,492	1,398,385

Banks-Commercial — 0.4%
Bank of the Ozarks	33,099	1,490,779

Banks-Super Regional — 3.4%
Capital One Financial Corp.	17,850	1,640,415
PNC Financial Services Group, Inc.	52,618	7,108,692
Wells Fargo & Co.	65,970	3,657,377

		12,406,484

Beverages-Non-alcoholic — 2.8%
Coca-Cola Co.	126,120	5,531,623
Monster Beverage Corp.†	28,474	1,631,560
PepsiCo, Inc.	27,282	2,970,192

		10,133,375

Beverages-Wine/Spirits — 1.6%
Constellation Brands, Inc., Class A	7,211	1,578,271
Diageo PLC	118,512	4,257,379

		5,835,650

Building Products-Air & Heating — 0.6%
Johnson Controls International PLC	32,433	1,084,884
Lennox International, Inc.	5,267	1,054,190

		2,139,074

Building Products-Cement — 0.3%
CRH PLC	31,581	1,114,914

Building Products-Doors & Windows — 0.5%
JELD-WEN Holding, Inc.†	25,787	737,250
Sanwa Holdings Corp.	104,800	1,111,279

		1,848,529

Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	75,093	$2,463,801

Casino Hotels — 0.6%
Las Vegas Sands Corp.	27,500	2,099,900

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	19,049	2,115,582

Chemicals-Specialty — 0.2%
Cabot Corp.	10,293	635,799

Coatings/Paint — 0.3%
Sherwin-Williams Co.	2,732	1,113,481

Commercial Services — 1.0%
CoStar Group, Inc.†	5,628	2,322,282
Ecolab, Inc.	10,522	1,476,552

		3,798,834

Commercial Services-Finance — 2.7%
FleetCor Technologies, Inc.†	11,448	2,411,521
Global Payments, Inc.	20,645	2,301,711
IHS Markit, Ltd.†	23,346	1,204,420
PayPal Holdings, Inc.†	17,268	1,437,906
TransUnion	34,896	2,499,950

		9,855,508

Computer Services — 2.3%
Accenture PLC, Class A	23,981	3,923,052
Amdocs, Ltd.	16,209	1,072,874
Genpact, Ltd.	125,947	3,643,646

		8,639,572

Computers — 0.5%
Apple, Inc.	9,544	1,766,690

Computers-Memory Devices — 0.5%
Western Digital Corp.	23,457	1,815,806

Containers-Metal/Glass — 0.2%
Ball Corp.	16,359	581,562

Containers-Paper/Plastic — 0.5%
Packaging Corp. of America	18,240	2,039,050

Cosmetics & Toiletries — 1.9%
Colgate-Palmolive Co.	75,826	4,914,283
Coty, Inc., Class A	75,874	1,069,823
Estee Lauder Cos., Inc., Class A	7,556	1,078,166

		7,062,272

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	6,301	772,818

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	7,662	1,587,107

Diversified Banking Institutions — 1.8%
Citigroup, Inc.	54,709	3,661,126
JPMorgan Chase & Co.	29,084	3,030,553

		6,691,679

Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	15,862	938,237

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd. ADR†	9,215	1,709,659
Amazon.com, Inc.†	1,392	2,366,121
Delivery Hero AG†*	38,534	2,051,100
Wayfair, Inc., Class A†	10,335	1,227,385

		7,354,265

38

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 2.6%
Booking Holdings, Inc.†	1,083	$2,195,338
Expedia Group, Inc.	27,387	3,291,644
Just Eat PLC†	187,427	1,926,910
Zillow Group, Inc., Class A†	34,745	2,076,014

		9,489,906

E-Services/Consulting — 0.7%
CDW Corp.	29,806	2,408,027

Educational Software — 0.4%
2U, Inc.†	15,852	1,324,593

Electric-Distribution — 0.3%
Sempra Energy	9,772	1,134,627

Electric-Integrated — 1.4%
Edison International	21,683	1,371,883
Exelon Corp.	38,456	1,638,226
Iberdrola SA	127,787	988,497
OGE Energy Corp.	36,588	1,288,264

		5,286,870

Electronic Components-Misc. — 0.4%
Koninklijke Philips NV	31,368	1,325,925

Electronic Components-Semiconductors — 0.5%
Samsung Electronics Co., Ltd.	21,251	889,510
Silicon Motion Technology Corp. ADR	20,087	1,062,402

		1,951,912

Electronic Forms — 0.5%
Adobe Systems, Inc.†	7,485	1,824,918

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	32,268	1,995,453
Keysight Technologies, Inc.†	15,367	907,114

		2,902,567

Enterprise Software/Service — 0.9%
Atlassian Corp. PLC, Class A†	36,553	2,285,294
Workday, Inc., Class A†	9,596	1,162,267

		3,447,561

Finance-Consumer Loans — 0.4%
SLM Corp.†	126,597	1,449,536

Finance-Credit Card — 3.5%
American Express Co.	64,334	6,304,732
Mastercard, Inc., Class A	15,139	2,975,116
Visa, Inc., Class A	26,686	3,534,561

		12,814,409

Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	39,255	2,149,996

Food-Confectionery — 0.1%
Simply Good Foods Co.†	33,935	490,021

Food-Meat Products — 0.3%
Hormel Foods Corp.	25,749	958,120

Food-Retail — 0.6%
Kroger Co.	73,810	2,099,894

Garden Products — 0.2%
Toro Co.	11,056	666,124

Security Description	Shares	Value (Note 2)
Gold Mining — 0.2%
Randgold Resources, Ltd. ADR	7,665	$590,895

Home Decoration Products — 0.4%
Newell Brands, Inc.	56,582	1,459,250

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	16,875	1,335,825

Independent Power Producers — 0.5%
NRG Energy, Inc.	62,977	1,933,394

Industrial Automated/Robotic — 0.3%
Nordson Corp.	7,580	973,348

Industrial Gases — 0.9%
Praxair, Inc.	20,833	3,294,739

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	3,428	1,983,544

Insurance Brokers — 1.3%
Arthur J. Gallagher & Co.	23,823	1,555,165
Marsh & McLennan Cos., Inc.	40,477	3,317,900

		4,873,065

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	52,500	999,600
Unum Group	15,783	583,813

		1,583,413

Insurance-Multi-line — 2.8%
Chubb, Ltd.	51,181	6,501,011
MetLife, Inc.	85,974	3,748,466

		10,249,477

Insurance-Property/Casualty — 0.2%
Lancashire Holdings, Ltd.	92,814	694,526

Insurance-Reinsurance — 0.6%
RenaissanceRe Holdings, Ltd.	17,721	2,132,191

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	16,149	3,138,074

Internet Content-Information/News — 0.6%
Spotify Technology SA†	12,651	2,128,404

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	4,046	2,019,116

Machinery-General Industrial — 0.2%
Middleby Corp.†	6,078	634,665

Medical Instruments — 1.8%
Medtronic PLC	53,052	4,541,781
Teleflex, Inc.	7,275	1,951,228

		6,493,009

Medical Products — 1.7%
Baxter International, Inc.	53,857	3,976,801
Hologic, Inc.†	23,790	945,652
West Pharmaceutical Services, Inc.	13,206	1,311,224

		6,233,677

Medical-Biomedical/Gene — 2.3%
Alnylam Pharmaceuticals, Inc.†	23,114	2,276,498
BeiGene, Ltd. ADR†	10,043	1,543,910
Biogen, Inc.†	3,495	1,014,389
Five Prime Therapeutics, Inc.†	13,000	205,530
Incyte Corp.†	12,286	823,162

39

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Ionis Pharmaceuticals, Inc.†	45,479	$1,895,110
Seattle Genetics, Inc.†	11,742	779,551

		8,538,150

Medical-Drugs — 3.1%
Alkermes PLC†	38,725	1,593,921
Allergan PLC	15,453	2,576,324
AstraZeneca PLC ADR	17,608	618,217
Bristol-Myers Squibb Co.	117,684	6,512,633

		11,301,095

Medical-Generic Drugs — 0.5%
Mylan NV†	50,271	1,816,794

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	8,936	2,192,358

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	27,905	3,722,527

Multimedia — 0.4%
Walt Disney Co.	14,085	1,476,249

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	26,467	1,992,436

Office Furnishings-Original — 0.6%
Herman Miller, Inc.	37,406	1,268,063
Steelcase, Inc., Class A	82,757	1,117,220

		2,385,283

Oil Companies-Exploration & Production — 3.5%
Anadarko Petroleum Corp.	23,439	1,716,907
Canadian Natural Resources, Ltd.	68,814	2,482,121
Cimarex Energy Co.	15,261	1,552,654
Concho Resources, Inc.†	9,350	1,293,572
Diamondback Energy, Inc.	7,873	1,035,851
Laredo Petroleum, Inc.†	74,287	714,641
Marathon Oil Corp.	51,438	1,072,997
Noble Energy, Inc.	61,511	2,170,108
Pioneer Natural Resources Co.	4,522	855,743

		12,894,594

Oil Companies-Integrated — 0.6%
Chevron Corp.	18,243	2,306,462

Oil-Field Services — 0.5%
Halliburton Co.	38,581	1,738,460

Real Estate Investment Trusts — 5.0%
American Tower Corp.	34,164	4,925,424
Brixmor Property Group, Inc.	67,139	1,170,233
Columbia Property Trust, Inc.	52,668	1,196,090
Host Hotels & Resorts, Inc.	105,158	2,215,679
Public Storage	22,967	5,210,294
Simon Property Group, Inc.	6,028	1,025,905
STORE Capital Corp.	70,600	1,934,440
Taubman Centers, Inc.	8,912	523,669

		18,201,734

Retail-Automobile — 0.6%
CarMax, Inc.†	28,956	2,110,024

Retail-Discount — 1.6%
Costco Wholesale Corp.	27,720	5,792,926

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	27,254	1,635,649

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Major Department Stores — 1.7%
TJX Cos., Inc.	63,955	$6,087,237

Retail-Restaurants — 1.5%
Dunkin’ Brands Group, Inc.	16,109	1,112,649
McDonald’s Corp.	28,232	4,423,672

		5,536,321

Semiconductor Components-Integrated Circuits — 0.9%
Marvell Technology Group, Ltd.	52,642	1,128,644
QUALCOMM, Inc.	38,542	2,162,977

		3,291,621

Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	15,469	1,586,036
Teradyne, Inc.	15,800	601,506

		2,187,542

Steel Pipe & Tube — 0.2%
Tenaris SA ADR	24,087	876,526

Steel-Producers — 0.6%
Reliance Steel & Aluminum Co.	26,057	2,281,030

Telecom Equipment-Fiber Optics — 0.2%
Acacia Communications, Inc.†	17,609	612,969

Telephone-Integrated — 0.8%
Verizon Communications, Inc.	57,829	2,909,377

Tobacco — 0.9%
British American Tobacco PLC	36,311	1,835,392
Philip Morris International, Inc.	18,108	1,462,040

		3,297,432

Tools-Hand Held — 0.4%
Snap-on, Inc.	8,309	1,335,422

Transport-Rail — 3.1%
Canadian National Railway Co.	62,287	5,094,680
Genesee & Wyoming, Inc., Class A†	19,158	1,557,929
Union Pacific Corp.	34,389	4,872,233

		11,524,842

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	28,017	2,976,246

Web Hosting/Design — 0.7%
VeriSign, Inc.†	17,814	2,448,000

Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†	2,962	3,304,555
Yandex NV, Class A†	61,603	2,211,548

		5,516,103

Total Common Stocks (cost $311,874,613)		361,379,279

EXCHANGE-TRADED FUNDS — 1.0%
Vanguard S&P 500 ETF (cost $3,713,542)	14,687	3,664,553

Total Long-Term Investment Securities (cost $315,588,155)		365,043,832

REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$795,000	795,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	180,000	180,000

40

Anchor Series Trust SA Wellington Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Repurchase Agreements (continued)
BNP Paribas SA Joint Repurchase Agreement(1)	$1,040,000	$1,040,000
Deutsche Bank AG Joint Repurchase Agreement(1)	560,000	560,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,240,000	1,240,000

Total Repurchase Agreements (cost $3,815,000)		3,815,000

TOTAL INVESTMENTS (cost $319,403,155)(2)	100.5%	368,858,832
Liabilities in excess of other assets	(0.5)	(1,694,205)

NET ASSETS	100.0%	$367,164,627

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $2,051,100 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1-Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$361,379,279	$—	$—	$361,379,279
Exchange-Traded Funds	3,664,553	—	—	3,664,553
Repurchase Agreements	—	3,815,000	—	3,815,000

Total Investments at Value	$365,043,832	$3,815,000	$—	$368,858,832

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $13,979,997 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

41

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

E-Commerce/Products	8.7%
Internet Content-Entertainment	8.5
Electronic Components-Semiconductors	8.0
Repurchase Agreements	6.2
Applications Software	6.0
Enterprise Software/Service	4.7
Medical-Biomedical/Gene	3.6
Commercial Services-Finance	2.9
Electronic Forms	2.8
Hotels/Motels	2.5
Commercial Services	2.4
Finance-Credit Card	2.2
Resorts/Theme Parks	2.1
Medical Products	2.0
Finance-Investment Banker/Broker	1.9
Retail-Discount	1.8
E-Commerce/Services	1.8
Internet Content-Information/News	1.7
Dental Supplies & Equipment	1.6
Retail-Building Products	1.5
Medical Instruments	1.4
Apparel Manufacturers	1.4
Industrial Automated/Robotic	1.4
Casino Hotels	1.4
Auto-Cars/Light Trucks	1.3
Airlines	1.3
Machinery-Farming	1.3
Patient Monitoring Equipment	1.2
Semiconductor Equipment	1.2
Educational Software	1.2
Building Products-Cement	1.1
Food-Misc./Diversified	1.1
Drug Delivery Systems	1.1
Multimedia	1.0
Retail-Jewelry	1.0
Recreational Vehicles	1.0
Transport-Rail	1.0
Oil Companies-Exploration & Production	1.0
Containers-Paper/Plastic	1.0
Medical-Drugs	1.0
Textile-Home Furnishings	1.0
Computer Aided Design	0.9
Recreational Centers	0.9
Aerospace/Defense-Equipment	0.9
Computer Software	0.7
Machinery-General Industrial	0.7
Entertainment Software	0.2
Web Portals/ISP	0.2
Advertising Services	0.1

101.9%

*	Calculated as a percentage of net assets

42

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.2%
Aerospace/Defense-Equipment — 0.9%
Harris Corp.	81,018	$11,710,342

Airlines — 1.3%
JetBlue Airways Corp.†	899,427	17,071,124

Apparel Manufacturers — 1.4%
Under Armour, Inc., Class A†	449,276	10,099,724
Under Armour, Inc., Class C†	425,425	8,967,959

		19,067,683

Applications Software — 5.8%
Dropbox, Inc., Class A†(1)(2)	98,618	3,037,336
salesforce.com, Inc.†	298,445	40,707,898
ServiceNow, Inc.†	194,669	33,574,562

		77,319,796

Auto-Cars/Light Trucks — 1.3%
Ferrari NV	98,010	13,232,330
Tesla, Inc.†	12,118	4,155,868

		17,388,198

Building Products-Cement — 1.1%
Vulcan Materials Co.	111,893	14,440,911

Casino Hotels — 1.4%
Melco Resorts & Entertainment, Ltd. ADR	657,065	18,397,820

Commercial Services — 2.4%
CoStar Group, Inc.†	78,987	32,592,406

Commercial Services-Finance — 2.9%
PayPal Holdings, Inc.†	464,277	38,660,346

Computer Aided Design — 0.9%
Autodesk, Inc.†	93,171	12,213,786

Computer Software — 0.7%
Zuora, Inc., Class B†(1)(2)	366,060	9,956,832

Containers-Paper/Plastic — 1.0%
Packaging Corp. of America	115,908	12,957,355

Dental Supplies & Equipment — 1.6%
Align Technology, Inc.†	63,105	21,590,745

Drug Delivery Systems — 1.1%
DexCom, Inc.†	149,410	14,190,962

E-Commerce/Products — 8.5%
Amazon.com, Inc.†	53,238	90,493,953
Wayfair, Inc., Class A†	196,874	23,380,756

		113,874,709

Educational Software — 1.2%
2U, Inc.†	184,536	15,419,828

Electronic Components-Semiconductors — 8.0%
IPG Photonics Corp.†	83,607	18,446,212
Microchip Technology, Inc.	259,485	23,600,161
Micron Technology, Inc.†	534,162	28,011,455
NVIDIA Corp.	155,180	36,762,142

		106,819,970

Electronic Forms — 2.8%
Adobe Systems, Inc.†	153,175	37,345,597
DocuSign, Inc. CVR†(1)(3)	55,398	124,645

		37,470,242

Enterprise Software/Service — 4.7%
Guidewire Software, Inc.†	312,537	27,747,035
Workday, Inc., Class A†	289,203	35,028,267

		62,775,302

Security Description	Shares	Value (Note 2)
Entertainment Software — 0.2%
DraftKings, Inc.†(1)(2)(3)	1,438,464	$2,675,543

Finance-Credit Card — 2.2%
American Express Co.	292,966	28,710,668

Finance-Investment Banker/Broker — 1.9%
TD Ameritrade Holding Corp.	473,818	25,951,012

Food-Misc./Diversified — 1.1%
Lamb Weston Holdings, Inc.	207,886	14,242,270

Hotels/Motels — 2.5%
Hilton Grand Vacations, Inc.†	287,331	9,970,386
Hilton Worldwide Holdings, Inc.	301,457	23,863,336

		33,833,722

Industrial Automated/Robotic — 1.4%
Rockwell Automation, Inc.	113,822	18,920,631

Internet Content-Entertainment — 8.5%
Facebook, Inc., Class A†	381,252	74,084,889
Netflix, Inc.†	100,844	39,473,367

		113,558,256

Internet Content-Information/News — 1.7%
Spotify Technology SA†	133,566	22,471,144

Machinery-Farming — 1.3%
Deere & Co.	120,839	16,893,292

Machinery-General Industrial — 0.7%
IDEX Corp.	72,522	9,897,802

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	131,810	19,187,582

Medical Products — 2.0%
Baxter International, Inc.	366,908	27,092,487

Medical-Biomedical/Gene — 3.6%
Exact Sciences Corp.†	481,013	28,759,767
Ionis Pharmaceuticals, Inc.†	217,312	9,055,391
Sage Therapeutics, Inc.†	64,183	10,046,565

		47,861,723

Medical-Drugs — 1.0%
Bristol-Myers Squibb Co.	232,496	12,866,328

Multimedia — 1.0%
Walt Disney Co.	132,427	13,879,674

Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc.	104,274	12,974,814

Patient Monitoring Equipment — 1.2%
Insulet Corp.†	188,643	16,166,705

Recreational Centers — 0.9%
Planet Fitness, Inc., Class A†	275,548	12,107,579

Recreational Vehicles — 1.0%
Polaris Industries, Inc.	107,849	13,176,991

Resorts/Theme Parks — 2.1%
Marriott Vacations Worldwide Corp.	106,676	12,050,121
Vail Resorts, Inc.	60,303	16,534,479

		28,584,600

Retail-Building Products — 1.5%
Floor & Decor Holdings, Inc., Class A†	407,803	20,116,922

Retail-Discount — 1.8%
Dollar Tree, Inc.†	289,288	24,589,480

43

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 1.0%
Tiffany & Co.	104,872	$13,801,155

Semiconductor Equipment — 1.2%
Teradyne, Inc.	409,660	15,595,757

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	59,440	12,736,209

Transport-Rail — 1.0%
CSX Corp.	206,164	13,149,140

Transport-Truck — 0.0%
Knight-Swift Transportation Holdings, Inc.	4,431	169,308

Total Common Stocks (cost $954,328,972)		1,245,129,151

CONVERTIBLE PREFERRED SECURITIES — 2.4%
Advertising Services — 0.1%
Nanigans, Inc. Series B†(1)(2)(3)	126,818	735,545

Applications Software — 0.2%
Magic Leap, Inc. Series C†(1)(2)(3)	93,690	2,529,630

E-Commerce/Products — 0.2%
One Kings Lane Inc. Escrow†(1)(3)	291,563	52,481
The Honest Co., Inc. Series C†(1)(2)(3)	97,634	2,979,790

		3,032,271

E-Commerce/Services — 1.8%
Airbnb, Inc. Series E†(1)(2)(3)	46,491	5,120,364
Uber Technologies, Inc. Series D†(1)(2)(3)	462,320	18,492,800

		23,613,164

Web Portals/ISP — 0.2%
Pinterest, Inc., Series G†(1)(2)(3)	390,940	2,494,197

Total Convertible Preferred Securities (cost $20,563,866)		32,404,807

Total Long-Term Investment Securities (cost $974,892,838)		1,277,533,958

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 6.3%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$17,410,000	$17,410,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	4,015,000	4,015,000
BNP Paribas SA Joint Repurchase Agreement(4)	22,770,000	22,770,000
Deutsche Bank AG Joint Repurchase Agreement(4)	12,330,000	12,330,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	26,805,000	26,805,000

Total Repurchase Agreements (cost $83,330,000)		83,330,000

TOTAL INVESTMENTS (cost $1,058,222,838)(5)	101.9%	1,360,863,958
Liabilities in excess of other assets	(1.9)	(25,313,866)

NET ASSETS	100.0%	$1,335,550,092

†	Non-income producing security
(1)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $48,199,163 representing 3.6% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2018, the Portfolio held the following restricted securities:

44

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
DraftKings, Inc.	07/16/2015	640,163	2,337,660
	07/17/2015	23,563	86,045
	08/11/2015	774,738	2,996,033

		1,438,464	$5,419,738	$2,675,543	$1.86	0.20%

Dropbox, Inc., Class A	05/01/2012	98,618	1,339,000	3,037,336	30.80	0.23
Zuora, Inc., Class B	01/15/2015	366,060	2,781,544	9,956,832	27.20	0.75
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	5,120,364	110.14	0.38
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	2,979,790	30.52	0.22
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,529,630	27.00	0.19
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	735,545	5.80	0.06
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,494,197	6.38	0.19
Uber Technologies, Inc., Series D	06/05/2014	462,320	7,171,993	18,492,800	40.00	1.38

				$48,022,037		3.60%

(3)	Securities classified as Level 3 (see Note 2).
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2018 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$74,282,460	$3,037,336	$—	$77,319,796
Computer Software	—	9,956,832	—	9,956,832
Electronic Forms	37,345,597	—	124,645	37,470,242
Entertainment Software	—	—	2,675,543	2,675,543
Other Industries	1,117,706,738	—	—	1,117,706,738
Convertible Preferred Securities	—	—	32,404,807	32,404,807
Repurchase Agreements	—	83,330,000	—	83,330,000

Total Investments at Value	$1,229,334,795	$96,324,168	$35,204,995	$1,360,863,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

45

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2017. . . . . . . . .	$5,250,275	$38,756,537
Accrued discounts . . . . . . . . . . . . . .	—	—
Accrued premiums . . . . . . . . . . . . . .	—	—
Realized Gain . . . . . . . . . . . . . . . . . .	272,507	2,409,664
Realized Loss . . . . . . . . . . . . . . . . . .	(667,084)	—
Change in unrealized appreciation(1) .	2,195,066	73,629
Change in unrealized depreciation(1) .	—	(1,510,957)
Net Purchases . . . . . . . . . . . . . . . . .	—	—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(1,213,240)	(7,324,066)
Transfers into Level 3 . . . . . . . . . . . .	—	—
Transfers out of Level 3 . . . . . . . . . .	(3,037,336)	—

Balance as of 06/30/2018	$2,800,188	$32,404,807

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$757,570	$2,333,498

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at 06/30/2018	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$2,675,543	Market Approach	2020 Estimated Revenue Multiple* Discount for Lack of Marketability	2.68x 10.0%
	$124,645	Income Approach	Potential Future Cash Flows*	$2.25
			Discount for Lack of Marketability	10.0%
Convertible Preferred Securities	$21,022,430	Market Approach	Market Transaction Price*	$27 - $40 ($33.50)
	$5,120,364	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.4x
			2021 Estimated Revenue Multiple*	4.5x
			2020 Estimated Gross Profit Multiple*	7.3x
			2021 Estimated Gross Profit Multiple*	5.8x
			2022 Estimated Revenue Multiple*	6.5x
			Discount for Lack of Marketability	10.0%
	$2,979,790	Market Approach with Option Pricing Method ("OPM")	Valuation Based on Series E Offering* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	$22.10 10.00% 15.0% 3.00 1.62%
	$735,545	Market Approach with Option Pricing Method ("OPM")	Last Twelve Months Revenue Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	1.08x 10.00% 61.6% 3.00 2.60%

46

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Description	Value at 06/30/2018	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities (continued)	$2,494,197	Market Approach with Option Pricing Method ("OPM")	Next Twelve Months Revenue Multiple* Discount for Lack of Marketability OPM assumptions: Volatility* Term to liquidity event in years Risk-free rate	6.9x 10.00% 45.0% 2.51 2.56%
	$52,481	Income Approach	Future Cash Flows*	$0.18
			Discount for Potential Claims	50.0%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

47

Anchor Series Trust SA Wellington Natural Resources Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Oil Companies-Integrated	30.6%
Oil Companies-Exploration & Production	22.8
Diversified Minerals	8.8
Metal-Diversified	8.6
Oil Refining & Marketing	6.3
Steel-Producers	6.0
Pipelines	4.0
Gold Mining	3.2
Oil-Field Services	2.8
Metal-Copper	2.7
Metal-Iron	1.9
Repurchase Agreements	1.7
Metal-Aluminum	1.3
Steel Pipe & Tube	0.6
Non-Ferrous Metals	0.5
Diamonds/Precious Stones	0.3

102.1%

*	Calculated as a percentage of net assets

48

Anchor Series Trust SA Wellington Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.1%
Diamonds/Precious Stones — 0.3%
Lucara Diamond Corp.	174,034	$279,323

Diversified Minerals — 8.8%
Anglo American PLC	105,749	2,365,302
BHP Billiton PLC	289,533	6,518,819
BHP Billiton, Ltd.	20,308	509,631

		9,393,752

Gold Mining — 3.2%
Agnico Eagle Mines, Ltd.	21,545	987,729
Barrick Gold Corp.	83,963	1,102,434
Barrick Gold Corp.	28,974	380,619
Newcrest Mining, Ltd.	62,422	1,007,060

		3,477,842

Metal-Aluminum — 1.3%
Alcoa Corp.†	15,331	718,717
Norsk Hydro ASA	106,359	637,160

		1,355,877

Metal-Copper — 2.7%
Antofagasta PLC	39,890	521,184
First Quantum Minerals, Ltd.	79,774	1,175,387
KAZ Minerals PLC†	59,573	662,779
Southern Copper Corp.	11,058	518,289

		2,877,639

Metal-Diversified — 8.6%
Glencore PLC	700,260	3,345,490
MMC Norilsk Nickel PJSC ADR	40,500	730,215
Rio Tinto PLC	92,805	5,145,361

		9,221,066

Metal-Iron — 1.9%
Vale SA ADR	161,853	2,074,955

Non-Ferrous Metals — 0.2%
Korea Zinc Co., Ltd.	577	199,840

Oil Companies-Exploration & Production — 22.8%
Cabot Oil & Gas Corp.	38,942	926,820
Canadian Natural Resources, Ltd.	63,707	2,299,393
CNOOC, Ltd.	944,620	1,630,233
Concho Resources, Inc.†	15,278	2,113,711
Devon Energy Corp.	23,441	1,030,466
Diamondback Energy, Inc.	9,750	1,282,808
Encana Corp.	108,848	1,421,610
EOG Resources, Inc.	26,108	3,248,619
Lundin Petroleum AB	64,444	2,055,617
Newfield Exploration Co.†	47,991	1,451,728
Noble Energy, Inc.	49,786	1,756,450
Occidental Petroleum Corp.	41,515	3,473,975
Pioneer Natural Resources Co.	9,049	1,712,433

		24,403,863

Oil Companies-Integrated — 30.6%
Chevron Corp.	20,772	2,626,204
Equinor ASA†	79,930	2,123,785
Exxon Mobil Corp.	95,314	7,885,327
Galp Energia SGPS SA	81,257	1,550,060
Gazprom Neft OAO ADR	17,300	448,416
Petroleo Brasileiro SA ADR	50,578	507,297
Royal Dutch Shell PLC, Class A	252,292	8,753,584
Suncor Energy, Inc.	88,605	3,605,802

Security Description	Shares/ Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
TOTAL SA	86,983	$5,303,427

		32,803,902

Oil Refining & Marketing — 6.3%
Andeavor	10,783	1,414,514
Marathon Petroleum Corp.	18,888	1,325,182
Phillips 66	18,195	2,043,481
Valero Energy Corp.	18,168	2,013,559

		6,796,736

Oil-Field Services — 2.8%
Halliburton Co.	46,032	2,074,202
ProPetro Holding Corp.†	48,452	759,727
Trican Well Service, Ltd.†	96,895	220,375

		3,054,304

Pipelines — 4.0%
Cheniere Energy, Inc.†	12,371	806,465
Plains GP Holdings LP, Class A	31,385	750,415
Targa Resources Corp.	15,887	786,248
TransCanada Corp.	45,295	1,959,746

		4,302,874

Steel Pipe & Tube — 0.6%
Tenaris SA	35,479	655,046

Steel-Producers — 6.0%
ArcelorMittal	64,279	1,849,949
BlueScope Steel, Ltd.	80,147	1,023,739
Gerdau SA (Preference Shares)	89,900	322,649
Nippon Steel & Sumitomo Metal Corp.	52,870	1,038,872
Reliance Steel & Aluminum Co.	8,879	777,268
Steel Dynamics, Inc.	29,736	1,366,369

		6,378,846

Total Common Stocks (cost $94,673,684)		107,275,865

EQUITY CERTIFICATES — 0.3%
Non-Ferrous Metals — 0.3%
Merrill Lynch - Korea Zinc Co., Ltd.†(1) (cost $380,197)	779	269,802

Total Long-Term Investment Securities (cost $95,053,881)		107,545,667

REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$380,000	380,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	85,000	85,000
BNP Paribas SA Joint Repurchase Agreement(2)	500,000	500,000
Deutsche Bank AG Joint Repurchase Agreement(2)	270,000	270,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	605,000	605,000

Total Repurchase Agreements (cost $1,840,000)		1,840,000

TOTAL INVESTMENTS (cost $96,893,881)(3)	102.1%	109,385,667
Liabilities in excess of other assets	(2.1)	(2,244,518)

NET ASSETS	100.0%	$107,141,149

49

Anchor Series Trust SA Wellington Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

†	Non-income producing security
(1)	Illiquid security. At June 30, 2018, the aggregate value of these securities was $269,802 representing 0.3% of net assets.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$107,275,865	$—	$—	$107,275,865
Equity Certificates	—	269,802	—	269,802
Repurchase Agreements	—	1,840,000	—	1,840,000

Total Investments at Value	$107,275,865	$2,109,802	$—	$109,385,667

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $41,559,991 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

50

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Exchange-Traded Funds	97.2%
Time Deposits	2.2

99.4%

*	Calculated as a percentage of net assets

51

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 97.2%
Global X MLP ETF	169,899	$1,556,275
iShares 0-5 Year High Yield Corporate Bond ETF	83,864	3,909,740
iShares 1-3 Year Credit Bond ETF	41,219	4,274,410
iShares 10+ Year Credit Bond ETF	49,869	2,889,410
iShares CMBS ETF	25,009	1,252,901
iShares Core Dividend Growth ETF	17,591	603,019
iShares Core High Dividend ETF	19,243	1,635,463
iShares Emerging Markets Dividend ETF	20,247	797,124
iShares Floating Rate Bond ETF	36,603	1,866,753
iShares iBoxx $ High Yield Corporate Bond ETF	125,155	10,648,187
iShares Intermediate Credit Bond ETF	15,620	1,659,469
iShares International Developed Real Estate ETF	20,693	603,822
iShares International Select Dividend ETF	43,848	1,405,328
iShares MSCI Eurozone ETF	61,888	2,538,027
iShares U.S. Real Estate ETF	7,862	633,520
iShares US Preferred Stock ETF	110,312	4,159,866

Total Long-Term Investment Securities (cost $41,172,517)		40,433,314

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.28% due 07/02/2018 (cost $912,000)	$912,000	912,000

TOTAL INVESTMENTS (cost $42,084,517)(1)	99.4%	41,345,314
Other assets less liabilities	0.6	269,965

NET ASSETS	100.0%	$41,615,279

(1)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
15	Short	Euro Currency Futures	September 2018	$2,226,034	$2,200,594	$25,440
19	Short	Euro Stoxx 50 Index	September 2018	758,334	752,402	5,932
6	Long	S&P 500 E-Mini Index	September 2018	832,732	816,480	(16,252)
4	Short	U.S Treasury 10 Year Notes	September 2018	483,063	480,750	2,313
5	Long	U.S. 10 Year Ultra Bonds	September 2018	631,610	641,172	9,562
2	Short	U.S. Long Bond	September 2018	282,688	290,000	(7,312)
6	Short	U.S. Treasury 2 Year Notes	September 2018	1,269,656	1,270,969	(1,313)
5	Short	U.S. Treasury 5 Year Notes	September 2018	565,112	568,086	(2,974)
5	Short	U.S. Ultra Bonds	September 2018	772,625	797,813	(25,188)

						$(9,792)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

52

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$40,433,314	$—	$—	$40,433,314
Short-Term Investment Securities	—	912,000	—	912,000

Total Investments at Value	$40,433,314	$912,000	$—	$41,345,314

Other Financial Instruments:+
Futures Contracts	$43,247	$—	$—	$43,247

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$53,039	$—	$—	$53,039

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

53

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO PROFILE — June 30, 2018 (unaudited)

Industry Allocation*

Sovereign	18.9%
Repurchase Agreements	14.6
United States Treasury Notes	5.4
Diversified Banking Institutions	3.0
Electronic Components-Semiconductors	3.0
E-Commerce/Products	2.0
Oil Companies-Exploration & Production	2.0
United States Treasury Bonds	1.8
Commercial Services-Finance	1.8
Auto/Truck Parts & Equipment-Original	1.8
Web Portals/ISP	1.7
Aerospace/Defense-Equipment	1.7
Food-Misc./Diversified	1.6
Diagnostic Equipment	1.6
E-Commerce/Services	1.5
Internet Content-Entertainment	1.4
Applications Software	1.3
Banks-Commercial	1.3
Auto-Cars/Light Trucks	1.3
Retail-Apparel/Shoe	1.3
Electric-Integrated	1.2
Medical-HMO	1.1
Enterprise Software/Service	1.0
Tobacco	0.9
Oil Companies-Integrated	0.9
Internet Application Software	0.8
Real Estate Investment Trusts	0.8
Investment Management/Advisor Services	0.8
Finance-Other Services	0.8
Medical Products	0.8
Audio/Video Products	0.8
Finance-Credit Card	0.8
Schools	0.8
Semiconductor Equipment	0.8
Electronic Components-Misc.	0.7
Transport-Rail	0.7
Entertainment Software	0.7
Medical-Drugs	0.7
Athletic Footwear	0.7
Diversified Minerals	0.7
Semiconductor Components-Integrated Circuits	0.6
Insurance-Property/Casualty	0.6
Banks-Fiduciary	0.6
Transport-Equipment & Leasing	0.6
Oil-Field Services	0.6
Metal-Diversified	0.6
Telephone-Integrated	0.6
Computers	0.6
Insurance-Multi-line	0.5
Building & Construction Products-Misc.	0.5
Retail-Restaurants	0.5
Food-Catering	0.5
Computer Services	0.5
Finance-Leasing Companies	0.4
Aerospace/Defense	0.4
Containers-Metal/Glass	0.4
Chemicals-Diversified	0.4
Real Estate Management/Services	0.4
Airlines	0.4
Casino Hotels	0.4
Photo Equipment & Supplies	0.3

Apparel Manufacturers	0.3
Beverages-Wine/Spirits	0.3
Exchange-Traded Funds	0.3
Cosmetics & Toiletries	0.3
Internet Content-Information/News	0.2
Transport-Truck	0.2
Hotels/Motels	0.2
Medical-Generic Drugs	0.2
Pipelines	0.2
Computer Software	0.2
Financial Guarantee Insurance	0.2
Banks-Super Regional	0.2
Oil & Gas Drilling	0.2
Medical-Biomedical/Gene	0.2
Machinery-Construction & Mining	0.2
Oil Field Machinery & Equipment	0.1
Commercial Services	0.1

99.5%

*	Calculated as a percentage of net assets

54

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.5%
Aerospace/Defense — 0.4%
General Dynamics Corp.	930	$173,361

Aerospace/Defense-Equipment — 1.7%
Airbus SE	3,004	351,719
Safran SA	2,887	350,798

		702,517

Airlines — 0.4%
JetBlue Airways Corp.†	8,487	161,083

Apparel Manufacturers — 0.3%
Under Armour, Inc., Class A†	5,898	132,587

Applications Software — 1.3%
Microsoft Corp.	2,309	227,690
salesforce.com, Inc.†	1,072	146,221
ServiceNow, Inc.†	1,133	195,409

		569,320

Athletic Footwear — 0.7%
NIKE, Inc., Class B	3,533	281,509

Audio/Video Products — 0.8%
Sony Corp.	6,599	337,594

Auto-Cars/Light Trucks — 1.3%
Ferrari NV	1,210	164,619
Fiat Chrysler Automobiles NV†	10,644	203,033
General Motors Co.	4,735	186,559

		554,211

Auto/Truck Parts & Equipment-Original — 1.8%
Aptiv PLC	2,246	205,801
Delphi Technologies PLC	4,843	220,163
Magna International, Inc.	2,395	139,293
Valeo SA	3,424	187,212

		752,469

Banks-Commercial — 1.3%
FinecoBank Banca Fineco SpA	7,047	79,596
First Republic Bank	2,395	231,812
HDFC Bank, Ltd. ADR	1,902	199,748
ICICI Bank, Ltd. ADR	6,670	53,560

		564,716

Banks-Fiduciary — 0.6%
Northern Trust Corp.	2,609	268,440

Banks-Super Regional — 0.2%
SunTrust Banks, Inc.	1,147	75,725

Beverages-Wine/Spirits — 0.3%
Treasury Wine Estates, Ltd.	9,084	116,906

Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	4,040	216,908

Casino Hotels — 0.4%
MGM Resorts International	5,315	154,294

Chemicals-Diversified — 0.4%
PPG Industries, Inc.	1,641	170,221

Commercial Services — 0.1%
Intertek Group PLC	363	27,384

Commercial Services-Finance — 1.8%
FleetCor Technologies, Inc.†	1,054	222,025
Global Payments, Inc.	1,583	176,489
IHS Markit, Ltd.†	4,518	233,084

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
PayPal Holdings, Inc.†	1,519	$126,487

		758,085

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A	2,484	196,211

Computer Software — 0.2%
Splunk, Inc.†	948	93,956

Computers — 0.6%
Apple, Inc.	1,317	243,790

Containers-Metal/Glass — 0.4%
Ball Corp.	4,836	171,920

Cosmetics & Toiletries — 0.3%
Coty, Inc., Class A	8,178	115,310

Diagnostic Equipment — 1.6%
Danaher Corp.	4,043	398,963
Thermo Fisher Scientific, Inc.	1,333	276,118

		675,081

Diversified Banking Institutions — 3.0%
Bank of America Corp.	18,900	532,791
Sumitomo Mitsui Financial Group, Inc.	9,958	387,293
UBS Group AG	22,460	347,571

		1,267,655

Diversified Minerals — 0.7%
Anglo American PLC	12,510	279,813

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd. ADR†	2,329	432,099
Amazon.com, Inc.†	248	421,551

		853,650

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	162	328,389
Ctrip.com International, Ltd. ADR†	940	44,772
Expedia Group, Inc.	1,408	169,228
TripAdvisor, Inc.†	1,347	75,041

		617,430

Electric-Integrated — 1.2%
Edison International	4,018	254,219
Iberdrola SA	34,557	267,316

		521,535

Electronic Components-Misc. — 0.7%
Flex, Ltd.†	21,820	307,880

Electronic Components-Semiconductors — 3.0%
ams AG	1,865	138,947
Broadcom, Inc.	1,442	349,887
Micron Technology, Inc.†	4,105	215,266
NVIDIA Corp.	660	156,354
Samsung Electronics Co., Ltd.	4,859	203,385
Skyworks Solutions, Inc.	1,935	187,018

		1,250,857

Enterprise Software/Service — 1.0%
Atlassian Corp. PLC, Class A†	1,908	119,288
Guidewire Software, Inc.†	1,168	103,695
Ultimate Software Group, Inc.†	414	106,526
Workday, Inc., Class A†	782	94,716

		424,225

55

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.7%
Activision Blizzard, Inc.	1,624	$123,944
Electronic Arts, Inc.†	720	101,534
NetEase, Inc. ADR	272	68,726

		294,204

Finance-Credit Card — 0.8%
Visa, Inc., Class A	2,548	337,483

Finance-Leasing Companies — 0.4%
Air Lease Corp.	4,164	174,763

Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	4,690	344,950

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	2,197	78,499

Food-Catering — 0.5%
Aramark	5,389	199,932

Food-Misc./Diversified — 1.6%
Nestle SA	6,521	506,377
Post Holdings, Inc.†	2,119	182,276

		688,653

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	790	100,014

Insurance-Multi-line — 0.5%
Ping An Insurance Group Co. of China, Ltd.	24,500	225,464

Insurance-Property/Casualty — 0.6%
Tokio Marine Holdings, Inc.	5,780	271,106

Internet Application Software — 0.8%
Tencent Holdings, Ltd.	7,145	358,634

Internet Content-Entertainment — 1.4%
Facebook, Inc., Class A†	1,479	287,399
Netflix, Inc.†	693	271,261
Weibo Corp. ADR†	552	48,996

		607,656

Internet Content-Information/News — 0.2%
Spotify Technology SA†	610	102,626

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	692	345,336

Machinery-Construction & Mining — 0.2%
Komatsu, Ltd.	2,300	65,812

Medical Products — 0.8%
Abbott Laboratories	4,134	252,132
Hologic, Inc.†	2,269	90,193

		342,325

Medical-Biomedical/Gene — 0.2%
Bluebird Bio, Inc.†	435	68,273

Medical-Drugs — 0.7%
Bristol-Myers Squibb Co.	5,160	285,554

Medical-Generic Drugs — 0.2%
Mylan NV†	2,734	98,807

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	1,982	486,264

Security Description	Shares	Value (Note 2)
Metal-Diversified — 0.6%
Glencore PLC	51,356	$245,353

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.†	3,336	69,589

Oil Companies-Exploration & Production — 2.0%
Concho Resources, Inc.†	1,384	191,476
Diamondback Energy, Inc.	1,036	136,307
EOG Resources, Inc.	4,132	514,145

		841,928

Oil Companies-Integrated — 0.9%
TOTAL SA	5,982	364,728

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,181	51,255

Oil-Field Services — 0.6%
Halliburton Co.	5,639	254,093

Photo Equipment & Supplies — 0.3%
Sunny Optical Technology Group Co., Ltd.	7,800	145,151

Pipelines — 0.2%
Kinder Morgan, Inc.	5,513	97,415

Real Estate Investment Trusts — 0.8%
Public Storage	1,547	350,952

Real Estate Management/Services — 0.4%
Vonovia SE	3,443	163,885

Retail-Apparel/Shoe — 1.3%
Industria de Diseno Textil SA	8,255	282,072
Tapestry, Inc.	5,524	258,026

		540,098

Retail-Restaurants — 0.5%
Domino’s Pizza, Inc.	743	209,652

Schools — 0.8%
New Oriental Education & Technology Group, Inc. ADR	3,514	332,635

Semiconductor Components-Integrated Circuits — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	38,520	273,532

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	2,185	224,028
Teradyne, Inc.	2,592	98,678

		322,706

Telephone-Integrated — 0.6%
SoftBank Group Corp.	3,403	245,063

Tobacco — 0.9%
British American Tobacco PLC	7,707	389,561

Transport-Equipment & Leasing — 0.6%
AerCap Holdings NV†	4,773	258,458

Transport-Rail — 0.7%
CSX Corp.	4,625	294,983

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	681	101,442

Web Portals/ISP — 1.7%
Alphabet, Inc., Class C†	582	649,308

56

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description		Shares/ Principal Amount(2)	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP (continued)
Yandex NV, Class A†		1,514	$54,353

			703,661

Total Common Stocks (cost $23,475,747)			24,769,138

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Japan ETF (cost $98,406)		2,006	116,167

FOREIGN GOVERNMENT OBLIGATIONS — 18.9%
Sovereign — 18.9%
Commonwealth of Australia Senior Notes 2.25% due 11/21/2022	AUD	235,000	174,001
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	85,000	63,551
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	90,000	65,265
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	19,217
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	55,000	45,572
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	25,000	20,388
Federal Republic of Germany Bonds zero coupon due 10/07/2022	EUR	45,000	53,431
Federal Republic of Germany Bonds zero coupon due 04/14/2023	EUR	175,000	207,289
Federal Republic of Germany Bonds 0.25% due 02/15/2027	EUR	15,000	17,614
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	80,000	95,116
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	60,000	95,097
Federal Republic of Germany Bonds 3.50% due 07/04/2019	EUR	305,000	371,146
Federal Republic of Germany Bonds 4.25% due 07/04/2039	EUR	15,000	29,165
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	92,060
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	50,769
Government of Canada Bonds 3.50% due 12/01/2045	CAD	15,000	14,401
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	15,029

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Government of Canada Bonds 5.75% due 06/01/2033	CAD	$10,000	$11,016
Government of Finland Notes 0.50% due 09/15/2027*	EUR	15,000	17,546
Government of Finland Bonds 1.13% due 04/15/2034*	EUR	5,000	5,993
Government of Finland Senior Notes 1.63% due 09/15/2022*	EUR	15,000	18,946
Government of France Bonds zero coupon due 02/25/2020	EUR	115,000	135,566
Government of France Bonds zero coupon due 05/25/2020	EUR	45,000	53,119
Government of France Bonds zero coupon due 05/25/2021	EUR	100,000	118,320
Government of France Bonds zero coupon due 03/25/2023	EUR	240,000	282,430
Government of France Bonds 0.75% due 05/25/2028	EUR	140,000	165,684
Government of France Bonds 1.25% due 05/25/2036*	EUR	50,000	59,173
Government of France Bonds 2.00% due 05/25/2048*	EUR	20,000	25,909
Government of France Bonds 3.25% due 05/25/2045	EUR	55,000	90,151
Government of France Bonds 5.75% due 10/25/2032	EUR	35,000	67,646
Government of Japan Senior Bonds 0.10% due 12/20/2019	JPY	6,350,000	57,542
Government of Japan Senior Bonds 0.10% due 06/20/2020	JPY	35,000,000	317,508
Government of Japan Senior Notes 0.10% due 03/20/2027	JPY	25,500,000	232,408
Government of Japan Senior Notes 0.20% due 06/20/2036	JPY	42,300,000	367,872
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	25,000,000	231,249
Government of Japan Senior Notes 0.30% due 06/20/2046	JPY	6,800,000	55,370
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	2,200,000	20,804
Government of Japan Senior Notes 0.80% due 09/20/2047	JPY	16,200,000	149,892

57

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Japan Senior Notes 0.90% due 06/20/2022	JPY	$23,450,000	$220,330
Government of Japan Senior Notes 1.20% due 06/20/2021	JPY	6,500,000	61,018
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	17,550,000	191,630
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	5,400,000	61,844
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	2,400,000	27,911
Government of Japan Senior Notes 2.10% due 03/20/2027	JPY	4,700,000	50,238
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	12,400,000	136,470
Government of Malaysia Senior Notes 3.42% due 08/15/2022	MYR	75,000	18,263
Government of Malaysia Senior Notes 4.13% due 04/15/2032	MYR	50,000	11,609
Government of New Zealand Senior Notes 5.50% due 04/15/2023	PLN	200,000	155,915
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	25,000	29,582
Kingdom of Belgium Bonds 0.80% due 06/22/2025*	EUR	10,000	12,135
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	40,000	47,682
Kingdom of Belgium Senior Notes 0.80% due 06/22/2028*	EUR	20,000	23,601
Kingdom of Belgium Senior Notes 1.90% due 06/22/2038*	EUR	15,000	19,188
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	10,000	14,871
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	50,000	64,028
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	20,000	34,842
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	180,000	31,700
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	56,000	15,206

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	$135,000	$17,088
Kingdom of Spain Bonds 0.05% due 01/31/2021	EUR	75,000	87,844
Kingdom of Spain Bonds 0.45% due 10/31/2022	EUR	100,000	117,911
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	85,000	100,913
Kingdom of Spain Senior Bonds 1.95% due 04/30/2026*	EUR	45,000	56,226
Kingdom of Spain Bonds 2.35% due 07/30/2033*	EUR	30,000	37,141
Kingdom of Spain Senior Notes 2.90% due 10/31/2046*	EUR	20,000	25,469
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	33,609
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	15,000	25,753
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,098
Kingdom of Sweden Bonds 0.75% due 05/12/2028	SEK	40,000	4,571
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	80,000	9,436
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	225,000	28,518
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	30,000	36,263
Kingdom of the Netherlands Bonds 1.75% due 07/15/2023*	EUR	70,000	89,925
Kingdom of the Netherlands Bonds 2.75% due 01/15/2047*	EUR	10,000	16,720
Kingdom of the Netherlands Bonds 4.00% due 01/15/2037*	EUR	17,500	31,754
Republic of Austria Senior Notes zero coupon due 07/15/2023*	EUR	15,000	17,617
Republic of Austria Senior Notes 0.75% due 10/20/2026*	EUR	5,000	6,015
Republic of Austria Senior Notes 0.75% due 02/20/2028*	EUR	20,000	23,719

58

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description		Principal Amount(2)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Austria Senior Notes 3.15% due 06/20/2044*	EUR	$15,000	$24,673
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	40,400
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	10,000	17,717
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,315
Republic of Ireland Bonds 0.90% due 05/15/2028	EUR	15,000	17,655
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	20,000	24,227
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	5,000	6,327
Republic of Ireland Bonds 3.40% due 03/18/2024	EUR	5,000	6,928
Republic of Italy Bonds 0.05% due 04/15/2021	EUR	125,000	141,971
Republic of Italy Bonds 0.35% due 06/15/2020	EUR	40,000	46,379
Republic of Italy Bonds 0.95% due 03/15/2023	EUR	160,000	180,344
Republic of Italy Bonds 2.05% due 08/01/2027	EUR	105,000	116,952
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	30,000	33,801
Republic of Italy Bonds 3.45% due 03/01/2048*	EUR	15,000	17,590
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	35,000	43,161
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	10,000	14,299
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	50,000	72,757
Republic of Poland Bonds 2.50% due 07/25/2026	PLN	40,000	10,210
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	65,000	19,740
Republic of Singapore Senior Notes 3.50% due 03/01/2027	SGD	40,000	31,692

Security Description		Principal Amount(2)	Value (Note 2)
Sovereign (continued)
Republic of South Africa Bonds 8.25% due 03/31/2032	ZAR	$650,000	$43,143
Swiss Confederation Bonds 4.00% due 04/08/2028	CHF	5,000	7,062
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	75,000	98,301
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	30,000	40,356
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	157,007
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	305,000	412,966
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	13,000	22,410
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	80,000	144,345
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	45,000	64,915
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	27,000	54,772
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	25,000	46,005
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	30,000	61,702
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	30,000	42,297
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	314,000	17,170
United Mexican States Bonds 10.00% due 11/20/2036	MXN	296,500	18,399

Total Foreign Government Obligations (cost $8,149,026)			8,025,896

U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 1.8%
2.50% due 02/15/2046		$70,000	63,643
2.50% due 05/15/2046		195,000	177,191
3.00% due 11/15/2045		305,000	306,072
5.00% due 05/15/2037		175,000	228,491

			775,397

United States Treasury Notes — 5.4%
1.38% due 04/30/2020		710,000	695,467
1.38% due 08/31/2023		535,000	499,682
1.63% due 12/31/2019		95,000	93,820
2.00% due 11/30/2020		55,000	54,248
2.00% due 11/30/2022		290,000	281,459
2.13% due 08/15/2021		60,000	59,072

59

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(2)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 07/31/2021	$400,000	$395,469
2.75% due 02/15/2028	210,000	208,203

		2,287,420

Total U.S. Government Treasuries (cost $3,098,665)		3,062,817

Total Long-Term Investment Securities (cost $34,821,844)		35,974,018

REPURCHASE AGREEMENTS — 14.6%
Bank of America Securities LLC Joint Repurchase Agreement(1)	1,295,000	1,295,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	295,000	295,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,695,000	1,695,000
Deutsche Bank AG Joint Repurchase Agreement(1)	915,000	915,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	2,005,000	2,005,000

Total Repurchase Agreements (cost $6,205,000)		6,205,000

TOTAL INVESTMENTS (cost $41,026,844)(3)	99.5%	42,179,018
Other assets less liabilities	0.5	199,931

NET ASSETS	100.0%	$42,378,949

#	See Note 1
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2018, the aggregate value of these securities was $1,068,920 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States dollars unless otherwise indicated.
(3)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ETF	— Exchanged Traded Fund
Currency	Legend
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Sterling Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
11	Long	MSCI EAFE Index	September 2018	$1,097,542	$1,075,470	$(22,072)
6	Long	S&P 500 E-Mini Index	September 2018	829,065	816,480	(12,585)
12	Long	U.S. Treasury 10 Year Notes	September 2018	1,432,328	1,442,250	9,922

						$(24,735)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional Value represents the current value of the open contract.

60

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	JPY	223,294,000	USD	2,058,745	07/05/2018	$41,646	$—
	USD	125,049	JPY	13,563,000	07/05/2018	—	(2,530)

						41,646	(2,530)

Bank of America, N.A.	GBP	885,000	USD	1,177,736	07/05/2018	9,656	—
	NZD	231,000	USD	156,247	08/03/2018	—	(214)
	SEK	429,000	USD	49,031	07/05/2018	1,128	—
	USD	156,248	NZD	231,000	07/05/2018	207	—
	USD	47,546	SEK	416,000	07/05/2018	—	(1,093)

						10,991	(1,307)

Barclays Bank PLC	CHF	13,000	USD	13,122	07/05/2018	—	(8)
	DKK	57,000	USD	8,870	07/05/2018	—	(66)
	EUR	76,000	USD	88,384	07/05/2018	—	(382)
	GBP	8,000	USD	10,662	07/05/2018	103	—
	GBP	828,000	USD	1,089,667	08/03/2018	—	(4,626)
	USD	10,063	CHF	10,000	07/05/2018	37	—
	USD	1,112,178	GBP	846,000	07/05/2018	4,427	—
	USD	16,365	JPY	1,800,000	07/05/2018	—	(105)
	USD	43,294	ZAR	594,000	07/05/2018	—	(3)
	ZAR	594,000	USD	43,135	08/03/2018	3	—

						4,570	(5,190)

BNP Paribas SA	AUD	372,000	USD	280,042	07/05/2018	4,744	—
	NZD	29,000	USD	20,020	07/05/2018	378	—
	USD	68,952	EUR	59,000	07/05/2018	—	(42)

						5,122	(42)

Citibank N.A.	EUR	1,062,000	USD	1,243,804	07/05/2018	3,427	—
	EUR	1,584,000	USD	1,845,599	08/03/2018	—	(8,346)
	GBP	101,000	USD	133,210	07/05/2018	—	(96)
	JPY	5,552,000	USD	50,290	08/03/2018	40	—
	NOK	89,000	USD	10,943	08/03/2018	2	—
	SEK	429,000	USD	48,002	08/03/2018	—	(5)
	SGD	46,000	USD	33,741	08/03/2018	—	(40)
	USD	1,891,945	EUR	1,627,000	07/05/2018	8,330	—
	USD	10,931	NOK	89,000	07/05/2018	—	(2)
	USD	47,898	SEK	429,000	07/05/2018	6	—
	USD	33,719	SGD	46,000	07/05/2018	43	—

						11,848	(8,489)

Commonwealth Bank of Australia	JPY	2,701,000	USD	24,406	07/05/2018	7	—
	JPY	235,633,000	USD	2,133,292	08/03/2018	629	—
	USD	2,129,144	JPY	235,633,000	07/05/2018	—	(582)
	USD	24,453	JPY	2,701,000	08/03/2018	—	(7)

						636	(589)

Goldman Sachs International	CAD	121,000	USD	90,904	07/05/2018	—	(1,139)
	EUR	318,000	USD	368,919	07/05/2018	—	(2,493)
	EUR	68,000	USD	79,608	08/03/2018	20	—
	JPY	17,715,000	USD	161,136	07/05/2018	1,109	—
	MYR	124,000	USD	31,039	07/05/2018	334	—
	MYR	124,000	USD	30,762	08/03/2018	69	—

61

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	PLN	52,000	USD	14,135	07/05/2018	$252	$—
	SGD	46,000	USD	34,411	07/05/2018	648	—
	USD	218,987	EUR	185,000	07/05/2018	—	(2,914)
	USD	30,815	MYR	124,000	07/05/2018	—	(111)

						2,432	(6,657)

HSBC Bank USA	EUR	1,017,000	USD	1,187,983	07/05/2018	165	—
	EUR	30,000	USD	34,765	08/03/2018	—	(347)
	USD	72,912	GBP	55,000	07/05/2018	—	(319)
	USD	24,505	JPY	2,701,000	08/03/2018	—	(59)

						165	(725)

JPMorgan Chase Bank N.A	CHF	67,000	USD	67,382	07/05/2018	—	(285)
	EUR	60,000	USD	70,076	07/05/2018	—	(2)
	EUR	21,000	USD	24,494	08/03/2018	—	(85)
	GBP	22,000	USD	29,543	07/05/2018	506	—
	JPY	16,246,000	USD	148,379	07/05/2018	1,623	—
	PLN	51,000	USD	13,848	07/05/2018	231	—
	PLN	103,000	USD	27,493	08/03/2018	—	(17)
	SEK	437,000	USD	49,897	07/05/2018	1,100	—
	USD	20,353	CHF	20,000	07/05/2018	—	(154)
	USD	319,030	EUR	275,000	07/05/2018	2,159	—
	USD	155,822	GBP	117,000	07/05/2018	—	(1,398)
	USD	48,987	JPY	5,402,000	07/05/2018	—	(188)
	USD	27,481	PLN	103,000	07/05/2018	18	—
	USD	2,427	SEK	21,000	07/05/2018	—	(82)
	USD	43,952	JPY	4,848,000	08/03/2018	—	(74)
	ZAR	594,000	USD	43,349	07/05/2018	58	—

						5,695	(2,285)

Morgan Stanley and Co. International PLC	AUD	532,000	USD	392,660	08/03/2018	—	(1,090)
	CHF	7,000	USD	7,111	07/05/2018	41	—
	CHF	7,000	USD	7,052	08/03/2018	—	(35)
	DKK	319,000	USD	49,888	08/03/2018	—	(231)
	EUR	311,000	USD	363,250	07/05/2018	13	—
	NOK	44,000	USD	5,392	07/05/2018	—	(11)
	USD	392,616	AUD	532,000	07/05/2018	1,089	—
	USD	57,829	CHF	57,000	07/05/2018	—	(262)
	USD	49,778	DKK	319,000	07/05/2018	230	—
	USD	187,292	EUR	160,000	07/05/2018	—	(418)
	USD	6,642	GBP	5,000	07/05/2018	—	(43)
	USD	49,538	JPY	5,376,000	07/05/2018	—	(974)

						1,373	(3,064)

Royal Bank of Canada	CAD	123,000	USD	94,997	07/05/2018	1,432	—
	CAD	244,000	USD	184,185	08/03/2018	—	(1,516)
	MXN	664,000	USD	33,028	07/05/2018	—	(395)
	MXN	664,000	USD	33,663	08/03/2018	391	—
	USD	184,090	CAD	244,000	07/05/2018	1,519	—
	USD	33,816	MXN	664,000	07/05/2018	—	(393)
	USD	14,474	JPY	1,600,000	08/03/2018	8	—

						3,350	(2,304)

62

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio#

PORTFOLIO OF INVESTMENTS — June 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	EUR	27,000	USD	31,374	07/05/2018	$—	$(161)
	EUR	1,582,000	USD	1,848,746	08/03/2018	—	(2,859)
	GBP	7,000	USD	9,320	07/05/2018	81	—
	GBP	50,000	USD	66,123	08/03/2018	42	—
	JPY	1,818,000	USD	16,607	07/05/2018	185	—
	NZD	202,000	USD	141,610	07/05/2018	4,796	—

						5,104	(3,020)

Toronto Dominion Bank	DKK	262,000	USD	41,318	07/05/2018	246	—

UBS AG	EUR	1,017,000	USD	1,192,926	07/05/2018	5,108	—
	NOK	45,000	USD	5,524	07/05/2018	—	(2)

						5,108	(2)

Westpac Banking Corporation	AUD	160,000	USD	118,787	07/05/2018	379	—

Net Unrealized Appreciation (Depreciation)						$98,665	$(36,204)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$24,769,138	$—	$—	$24,769,138
Exchange-Traded Funds	116,167	—	—	116,167
Foreign Government Obligations	—	8,025,896	—	8,025,896
U.S. Government Treasuries	—	3,062,817	—	3,062,817
Repurchase Agreements	—	6,205,000	—	6,205,000

Total Investments at Value	$24,885,305	$17,293,713	$—	$42,179,018

Other Financial Instruments:+
Futures Contracts	$9,922	$—	$—	$9,922
Forward Foreign Currency Contracts	—	98,665	—	98,665

	$9,922	$98,665	$—	$108,587

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$34,657	$—	$—	$34,657
Forward Foreign Currency Contracts	—	36,204	—	36,204

	$34,657	$36,204	$—	$70,861

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other Financial Instruments are derivative Instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recongnize transfers between Levels as of the end of the reporting period. Securities currently valued at $5,056,898 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

63

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2018 (unaudited)

	SA Wellington Government and Quality Bond Portfolio	SA Edge Asset Allocation Portfolio	SA Wellington Growth and Income Portfolio	SA Wellington Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,523,398,569	$181,198,956	$206,441,795	$365,043,832
Repurchase agreements (cost approximates value)	145,490,000	2,959,000	575,000	3,815,000
Cash	461,655	4,679	4,534	—
Foreign cash*	—	—	—	19,719
Cash collateral for futures contracts	—	—	—	—
Due from broker	—	—	—	—
Receivable for:
Fund shares sold	6,412,316	81,561	—	5,683
Dividends and interest	8,381,219	811,748	87,056	403,420
Investments sold	—	107,288	307,716	2,325,193
Investments sold on an extended settlement basis	8,960,562	—	—	—
Prepaid expenses and other assets	10,206	7,109	6,802	7,823
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—

Total assets	1,693,114,527	185,170,341	207,422,903	371,620,670

LIABILITIES:
Payable for:
Fund shares redeemed	49,738	205,152	15,888	962,801
Investments purchased	—	546,956	—	2,242,835
Investments purchased on an extended settlement basis	153,635,779	458,123	—	—
Investment advisory and management fees	666,065	101,962	116,817	222,476
Service fees — Class 2	3,099	1,720	—	2,159
Service fees — Class 3	142,199	12,651	—	19,646
Transfer agent fees and expenses	996	633	194	876
Trustees’ fees and expenses	6,681	418	—	112
Other accrued expenses	327,201	82,103	66,799	109,897
Variation margin on futures contracts	18,492	—	—	—
Due to custodian	—	—	—	895,241
Due to custodian for foreign cash	—	—	—	—
Due to broker	12	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Forward sales contracts, at value#	8,453,041	—	—	—

Total liabilities	163,303,303	1,409,718	199,698	4,456,043

Net Assets	$1,529,811,224	$183,760,623	$207,223,205	$367,164,627

NET ASSETS REPRESENTED BY:
Capital paid-in	$1,509,665,291	$149,997,211	$125,050,404	$247,514,174
Accumulated undistributed net investment income (loss)	40,638,939	6,344,713	2,042,321	4,959,592
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	(3,660,860)	12,736,065	29,732,326	65,236,192
Unrealized appreciation (depreciation) on investments	(17,109,097)	14,682,669	50,398,154	49,455,677
Unrealized appreciation (depreciation) on futures contracts	289,235	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(35)	—	(1,008)
Unrealized appreciation (depreciation) on forward sales contracts	(12,284)	—	—	—

NET ASSETS	$1,529,811,224	$183,760,623	$207,223,205	$367,164,627

Class 1 (unlimited shares authorized):
Net assets	$808,183,867	$109,012,693	$207,223,205	256,336,924
Shares of beneficial interest issued and outstanding	54,454,153	7,640,770	13,003,237	7,924,893
Net asset value, offering and redemption price per share	$14.84	$14.27	$15.94	$32.35

Class 2 (unlimited shares authorized):
Net assets	$25,071,724	$13,647,314	$—	$17,248,814
Shares of beneficial interest issued and outstanding	1,686,510	958,519	—	532,998
Net asset value, offering and redemption price per share	$14.87	$14.24	$—	$32.36

Class 3 (unlimited shares authorized):
Net assets	$696,555,633	$61,100,616	$—	$93,578,889
Shares of beneficial interest issued and outstanding	47,119,426	4,323,743	—	2,900,273
Net asset value, offering and redemption price per share	$14.78	$14.13	$—	$32.27

* Cost
Investments (unaffiliated)	$1,540,507,666	$166,516,287	$156,043,641	$315,588,155

Foreign cash	$—	$—	$—	$19,546

# Proceeds from forward sales contracts	$8,440,757	$—	$—	$—

See Notes to Financial Statements

64

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2018 (unaudited) — (continued)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Strategic Multi-Asset Portfolio††
ASSETS:
Investments at value (unaffiliated)*	$1,277,533,958	$107,545,667	$41,345,314	35,974,018
Repurchase agreements (cost approximates value)	83,330,000	1,840,000	—	6,205,000
Cash	3,894	582	256	4,695
Foreign cash*	22	—	46,614	6,224
Cash collateral for futures contracts	—	—	159,970	—
Due from broker	—	—	46	73,376
Receivable for:
Fund shares sold	2,384	42	149,998	192,904
Dividends and interest	450,109	134,232	24,783	97,174
Investments sold	874,558	—	—	122,644
Investments sold on an extended settlement basis	—	—	—	14,091
Prepaid expenses and other assets	14,315	7,195	6,503	6,507
Due from investment adviser for expense reimbursements/fee waivers	—	—	22,686	31,073
Variation margin on futures contracts	—	—	1,247	6,681
Unrealized appreciation on forward foreign currency contracts	—	—	—	98,665

Total assets	1,362,209,240	109,527,718	41,757,417	42,833,052

LIABILITIES:
Payable for:
Fund shares redeemed	19,150,542	2,235,863	20,682	3,010
Investments purchased	6,315,799	—	—	289,423
Investments purchased on an extended settlement basis	—	—	—	—
Investment advisory and management fees	803,715	68,050	33,865	34,370
Service fees — Class 2	6,724	855	—	—
Service fees — Class 3	142,048	15,205	5,252	4,948
Transfer agent fees and expenses	972	729	289	342
Trustees’ fees and expenses	5,818	537	542	490
Other accrued expenses	233,530	57,882	51,383	85,316
Variation margin on futures contracts	—	—	30,125	—
Due to custodian	—	—	—	—
Due to custodian for foreign cash*	—	7,448	—	—
Due to broker	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	36,204
Forward sales contracts, at value#	—	—	—	—

Total liabilities	26,659,148	2,386,569	142,138	454,103

Net Assets	$1,335,550,092	$107,141,149	41,615,279	42,378,949

NET ASSETS REPRESENTED BY:
Capital paid-in	$667,151,743	$152,985,830	$41,202,059	$39,261,256
Accumulated undistributed net investment income (loss)	(2,644,960)	3,437,218	1,416,783	22,058
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, forward sales contracts and foreign exchange transactions	368,403,545	(61,774,209)	(254,711)	1,904,662
Unrealized appreciation (depreciation) on investments	302,641,120	12,491,786	(739,203)	1,152,174
Unrealized appreciation (depreciation) on futures contracts	—	—	(9,792)	(24,735)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,356)	524	143	63,534
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—

NET ASSETS	$1,335,550,092	$107,141,149	41,615,279	42,378,949

Class 1 (unlimited shares authorized):
Net assets	$627,439,622	$29,142,875	$15,534,066	$17,498,667
Shares of beneficial interest issued and outstanding	11,742,486	1,358,316	2,405,238	2,131,255
Net asset value, offering and redemption price per share	$53.43	$21.46	$6.46	$8.21

Class 2 (unlimited shares authorized):
Net assets	$52,881,432	$6,809,449	$—	$—
Shares of beneficial interest issued and outstanding	1,032,655	318,165	—	—
Net asset value, offering and redemption price per share	$51.21	$21.40	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$655,229,038	$71,188,825	$26,081,213	$24,880,282
Shares of beneficial interest issued and outstanding	13,162,087	3,345,597	4,083,217	3,042,004
Net asset value, offering and redemption price per share	$49.78	$21.28	$6.39	$8.18

* Cost
Investments (unaffiliated)	$974,892,838	$95,053,881	$42,084,517	$34,821,844

Foreign cash	$22	$(7,375)	$46,471	$6,245

# Proceeds from forward sales contracts	$—	$—	$—	$—

††	See Note 1

See Notes to Financial Statements

65

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2018 (unaudited)

	SA Wellington Government and Quality Bond Portfolio	SA Edge Asset Allocation Portfolio	SA Wellington Growth and Income Portfolio	SA Wellington Growth Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$1,394,294	$1,205,122	$3,089,639
Interest (unaffiliated)	21,229,652	1,409,510	12,335	23,426

Total investment income*	21,229,652	2,803,804	1,217,457	3,113,065

EXPENSES:
Investment advisory and management fees	4,115,825	628,006	698,639	1,355,693
Service fee:
Class 2	19,315	10,551	—	13,097
Class 3	883,785	77,722	—	120,817
Transfer agent fees and expenses	1,892	1,087	334	1,504
Custodian and accounting fees	135,601	30,054	14,109	31,627
Reports to shareholders	97,739	11,354	11,310	24,330
Audit and tax fees	26,904	24,272	21,252	21,371
Legal fees	25,028	8,555	8,477	11,114
Trustees’ fees and expenses	44,487	4,660	4,499	9,017
Interest expense	—	—	—	—
Other expenses	16,963	9,811	6,579	9,160

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,367,539	806,072	765,199	1,597,730
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	—
Fees paid indirectly (Note 4)	—	(339)	(46)	(1,000)

Net expenses	5,367,539	805,733	765,153	1,596,730

Net investment income (loss)	15,862,113	1,998,071	452,304	1,516,335

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	(4,363,254)	4,227,639	10,340,630	26,091,102
Futures contracts	2,943,608	—	—	—
Forward contracts	—	—	—	—
Forward sales contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	624	—	(2,022)

Net realized gain (loss) on investments and foreign currencies	(1,419,646)	4,228,263	10,340,630	26,089,080

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(36,490,763)	(6,296,068)	498,240	(12,720,070)
Futures contracts	(47,480)	—	—	—
Forward contracts	—	—	—	—
Forward sales contracts	(19,250)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(156)	—	(526)

Net unrealized gain (loss) on investments and foreign currencies	(36,557,493)	(6,296,224)	498,240	(12,720,596)

Net realized and unrealized gain (loss) on investments and foreign currencies	(37,977,139)	(2,067,961)	10,838,870	13,368,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,115,026)	$(69,890)	$11,291,174	$14,884,819

* Net of foreign withholding taxes on interest and dividends of	$—	$78,567	$222	$22,987

See Notes to Financial Statements

66

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2018 (unaudited) — (continued)

	SA Wellington Capital Appreciation Portfolio	SA Wellington Natural Resources Portfolio	SA BlackRock Multi-Asset Income Portfolio	SA Wellington Strategic Multi-Asset Portfolio††
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,175,755	$1,661,355	$720,156	$189,816
Interest (unaffiliated)	66,254	5,498	1,472	98,406

Total investment income*	3,242,009	1,666,853	721,628	288,222

EXPENSES:
Investment advisory and management fees	4,764,923	412,103	188,159	183,449
Service fee:
Class 2	39,072	5,109	—	—
Class 3	829,747	91,846	27,171	23,330
Transfer agent fees and expenses	1,670	1,253	584	586
Custodian and accounting fees	79,225	15,205	12,465	44,231
Reports to shareholders	73,285	6,573	1,400	1,122
Audit and tax fees	21,671	21,888	24,292	28,603
Legal fees	26,295	7,533	6,601	10,445
Trustees’ fees and expenses	38,871	2,720	888	790
Interest expense	4,011	128	—	—
Other expenses	16,424	5,950	4,967	7,479

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	5,895,194	570,308	266,527	300,035
Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	(130,223)	(118,940)
Fees paid indirectly (Note 4)	(8,225)	(250)	—	(76)

Net expenses	5,886,969	570,058	136,304	181,019

Net investment income (loss)	(2,644,960)	1,096,795	585,324	107,203

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	176,879,260	2,409,300	96,180	984,722
Futures contracts	—	—	246,875	33,481
Forward contracts	—	—	—	35,070
Forward sales contracts	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,276)	8,223	2,686	(2,357)

Net realized gain (loss) on investments and foreign currencies	176,877,984	2,417,523	345,741	1,050,916

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	5,865,238	1,216,850	(1,246,519)	(1,099,932)
Futures contracts	—	—	8,344	(25,880)
Forward contracts	—	—	—	107,208
Forward sales contracts	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(147)	(343)	(1,727)	398

Net unrealized gain (loss) on investments and foreign currencies	5,865,091	1,216,507	(1,239,902)	(1,018,206)

Net realized and unrealized gain (loss) on investments and foreign currencies	182,743,075	3,634,030	(894,161)	32,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$180,098,115	$4,730,825	$(308,837)	$139,913

* Net of foreign withholding taxes on interest and dividends of	$8,009	$116,209	$—	$13,019

††	See Note 1

See Notes to Financial Statements

67

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA Wellington Government and Quality Bond Portfolio		SA Edge Asset Allocation Portfolio
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$15,862,113	$27,292,441	$1,998,071	$3,926,491
Net realized gain (loss) on investments and foreign currencies	(1,419,646)	1,004,416	4,228,263	9,482,432
Net unrealized gain (loss) on investments and foreign currencies	(36,557,493)	15,132,237	(6,296,224)	11,639,830

Net increase (decrease) in net assets resulting from operations	(22,115,026)	43,429,094	(69,890)	25,048,753

Distributions to shareholders from:
Net investment income — Class 1	—	(15,249,773)	—	(3,131,567)
Net investment income — Class 2	—	(460,942)	—	(365,901)
Net investment income — Class 3	—	(11,978,648)	—	(1,560,566)
Net realized gain on securities — Class 1	—	—	—	(9,535,981)
Net realized gain on securities — Class 2	—	—	—	(1,175,991)
Net realized gain on securities — Class 3	—	—	—	(5,167,716)

Total distributions to shareholders	—	(27,689,363)	—	(20,937,722)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,920,499)	(45,330,193)	(13,630,395)	1,575,244

Total increase (decrease) in net assets	(51,035,525)	(29,590,462)	(13,700,285)	5,686,275

NET ASSETS:
Beginning of period	1,580,846,749	1,610,437,211	197,460,908	191,774,633

End of period†	$1,529,811,224	$1,580,846,749	$183,760,623	$197,460,908

† Includes accumulated undistributed net investment income (loss)	$40,638,939	$24,776,826	$6,344,713	$4,346,642

See Notes to Financial Statements

68

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Growth and Income Portfolio		SA Wellington Growth Portfolio
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$452,304	$1,590,018	$1,516,335	$3,431,166
Net realized gain (loss) on investments and foreign currencies	10,340,630	19,426,329	26,089,080	45,166,455
Net unrealized gain (loss) on investments and foreign currencies	498,240	21,151,154	(12,720,596)	26,294,905

Net increase (decrease) in net assets resulting from operations	11,291,174	42,167,501	14,884,819	74,892,526

Distributions to shareholders from:
Net investment income — Class 1	—	(1,468,614)	—	(3,181,040)
Net investment income — Class 2	—	—	—	(179,962)
Net investment income — Class 3	—	—	—	(909,640)
Net realized gain on securities — Class 1	—	(5,686,009)	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(7,154,623)	—	(4,270,642)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,157,017)	(28,224,852)	(47,077,030)	(129,423,170)

Total increase (decrease) in net assets	5,134,157	6,788,026	(32,192,211)	(58,801,286)

NET ASSETS:
Beginning of period	202,089,048	195,301,022	399,356,838	458,158,124

End of period†	$207,223,205	$202,089,048	$367,164,627	$399,356,838

† Includes accumulated undistributed net investment income (loss)	$2,042,321	$1,590,017	$4,959,592	$3,443,257

See Notes to Financial Statements

69

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Wellington Capital Appreciation Portfolio		SA Wellington Natural Resources Portfolio
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(2,644,960)	$(1,082,698)	$1,096,795	$1,391,992
Net realized gain (loss) on investments and foreign currencies	176,877,984	193,939,103	2,417,523	13,357,454
Net unrealized gain (loss) on investments and foreign currencies	5,865,091	175,968,280	1,216,507	806,887

Net increase (decrease) in net assets resulting from operations	180,098,115	368,824,685	4,730,825	15,556,333

Distributions to shareholders from:
Net investment income — Class 1	—	—	—	(741,662)
Net investment income — Class 2	—	—	—	(155,460)
Net investment income — Class 3	—	—	—	(1,728,297)
Net realized gain on securities — Class 1	—	(49,894,633)	—	—
Net realized gain on securities — Class 2	—	(3,970,623)	—	—
Net realized gain on securities — Class 3	—	(52,854,508)	—	—

Total distributions to shareholders	—	(106,719,764)	—	(2,625,419)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(194,597,754)	(127,534,144)	(10,514,545)	(16,617,506)

Total increase (decrease) in net assets	(14,499,639)	134,570,777	(5,783,720)	(3,686,592)

NET ASSETS:
Beginning of period	1,350,049,731	1,215,478,954	112,924,869	116,611,461

End of period†	$1,335,550,092	$1,350,049,731	$107,141,149	$112,924,869

† Includes accumulated undistributed net investment income (loss)	$(2,644,960)	$—	$3,437,218	$2,340,423

See Notes to Financial Statements

70

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA BlackRock Multi-Asset Income Portfolio		SA Wellington Strategic Multi-Asset Portfolio††
	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (unaudited)	For the year ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$585,324	$804,910	$107,203	$187,738
Net realized gain (loss) on investments and foreign currencies	345,741	78,941	1,050,916	852,159
Net unrealized gain (loss) on investments and foreign currencies	(1,239,902)	692,854	(1,018,206)	2,234,654

Net increase (decrease) in net assets resulting from operations	(308,837)	1,576,705	139,913	3,274,551

Distributions to shareholders from:
Net investment income — Class 1	—	(338,865)	—	(47,644)
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	—	(278,965)	—	(18,628)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(617,830)	—	(66,272)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	7,216,299	11,476,542	10,764,463	10,780,352

Total increase (decrease) in net assets	6,907,462	12,435,417	10,904,376	13,988,631

NET ASSETS:
Beginning of period	34,707,817	22,272,400	31,474,573	17,485,942

End of period†	$41,615,279	$34,707,817	$42,378,949	$31,474,573

† Includes accumulated undistributed net investment income (loss)	$1,416,783	$831,459	$22,058	$(85,145)

††	See Note 1

See Notes to Financial Statements

71

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2018

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

Effective May 1, 2018, SA Wellington Multi-Asset Income Portfolio changed its name to SA Wellington Strategic Multi-Asset Portfolio.

The investment goal for each Portfolio is as follows:

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Edge Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Growth and Income Portfolio seeks to provide long-term capital appreciation and current income. Its strategy is to invest at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The SA Wellington Growth Portfolio seeks capital appreciation. Its strategy is to invest in a portfolio of common stocks of companies that is widely diversified by industry and company.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Natural Resources Portfolio seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. Its strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The SA BlackRock Multi-Asset Income Portfolio seeks current income with a secondary goal of capital appreciation. Its strategy is to actively allocate the Portfolio’s assets among a broad range of income-producing investments, including fixed income securities and equity securities. The Portfolio may invest up to 100% of its assets in fixed income securities and up to 80% of its assets in equity securities. The Portfolio may also invest all or a portion of its assets in exchange-traded funds (“ETFs”), including ETFs affiliated with the Portfolio’s subadviser, that provide exposure to fixed income securities, equity securities or other asset classes.

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to actively allocate the Portfolio’s assets among U.S. and foreign, large, medium and small company equity securities, global fixed income securities (including high-yield, high risk bonds) and cash.

72

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2018, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors,

73

including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and

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related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond, SA BlackRock Multi-Asset Income and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2018, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the six months ended June 30, 2018. For a detailed presentation of derivatives held as of June 30, 2018, please refer to a schedule following each Portfolio’s Portfolio of Investments.

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	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$—	$—	$—	$—	$—
SA BlackRock Multi-Asset Income	617	630	—	—	1,247
SA Wellington Strategic Multi-Asset	—	6,681	98,665	—	105,346

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)(4)	Futures Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)
SA Wellington Government and Quality Bond	$18,492	$—	$—	$—	$18,492
SA BlackRock Multi-Asset Income	62	8,875	—	21,188	30,125
SA Wellington Strategic Multi-Asset	—	—	36,204	—	36,204

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$289,235
SA BlackRock Multi-Asset Income	(9,792)
SA Wellington Strategic Multi-Asset	(24,735)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(1)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)
SA Wellington Government and Quality Bond	$2,943,608	$—	$—	$—	$2,943,608
SA BlackRock Multi-Asset Income	98,142	78,173	—	70,560	246,875
SA Wellington Strategic Multi-Asset	(19,310)	52,791	35,070	—	68,551

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts	Equity Contracts	Foreign Exchange Contracts		Total
Portfolio	Futures Contracts(3)	Futures Contracts(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(3)
SA Wellington Government and Quality Bond	$(47,480)	$—	$—	$—	$(47,480)
SA BlackRock Multi-Asset Income	(25,403)	(7,030)	—	40,777	8,344
SA Wellington Strategic Multi-Asset	11,180	(37,060)	107,208	—	81,328

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on forward contracts
(3)	Change in unrealized appreciation (depreciation) on futures contracts
(4)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2018.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$102,465,264	$—
SA BlackRock Multi-Asset Income	7,092,576	—
SA Wellington Strategic Multi-Asset	2,400,897	31,925,946

(1)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2018. The repurchase agreements held by the Portfolios as of June 30, 2018, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total
Australia and New Zealand Banking Group Ltd.	$41,646	$—	$—	$41,646	$2,530	$—	$—	$2,530	$39,116	$—	$39,116
Bank of America, N.A.	10,991	—	—	10,991	1,307	—	—	1,307	9,684	—	9,684
Barclays Bank PLC	4,570	—	—	4,570	5,190	—	—	5,190	(620)	—	(620)
BNP Paribas SA	5,122	—	—	5,122	42	—	—	42	5,080	—	5,080
Citibank N.A.	11,848	—	—	11,848	8,489	—	—	8,489	3,359	—	3,359
Commonwealth Bank of Australia	636	—	—	636	589	—	—	589	47	—	47
Goldman Sachs International	2,432	—	—	2,432	6,657	—	—	6,657	(4,225)	—	(4,225)
HSBC Bank USA	165	—	—	165	725	—	—	725	(560)	—	(560)
JPMorgan Chase Bank N.A.	5,695	—	—	5,695	2,285	—	—	2,285	3,410	—	3,410
Morgan Stanley and Co. International PLC	1,373	—	—	1,373	3,064	—	—	3,064	(1,691)	—	(1,691)
Royal Bank of Canada	3,350	—	—	3,350	2,304	—	—	2,304	1,046	—	1,046
State Street Bank and Trust Company	5,104	—	—	5,104	3,020	—	—	3,020	2,084	—	2,084
Toronto Dominion Bank	246	—	—	246	—	—	—	—	246	—	246
UBS AG	5,108	—	—	5,108	2	—	—	2	5,106	—	5,106
Westpac Banking Corporation	379	—	—	379	—	—	—	—	379	—	379

	$98,665	$—	$—	$98,665	$36,204	$—	$—	$36,204	$62,461	$—	$62,461

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of

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foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 – 2016 or expected to be taken in each Portfolio’s 2017 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of June 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	46.78%	$30,405,000
SA Wellington Growth and Income	0.18	120,000
SA Wellington Growth	1.22	795,000
SA Wellington Capital Appreciation	26.78	17,410,000
SA Wellington Natural Resources	0.58	380,000
SA Wellington Strategic Multi-Asset	1.99	1,295,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 29, 2018, bearing interest at a rate of 2.07% per annum, with a principal amount of $65,000,000, a repurchase price of $65,011,213, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$67,310,000	$66,312,813

As of June 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	46.77%	$7,015,000
SA Wellington Growth and Income	0.17	25,000
SA Wellington Growth	1.20	180,000
SA Wellington Capital Appreciation	26.77	4,015,000
SA Wellington Natural Resources	0.57	85,000
SA Wellington Strategic Multi-Asset	1.97	295,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 29, 2018, bearing interest at a rate of 2.05% per annum, with a principal amount of $15,000,000, a repurchase price of $15,002,563, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.25%	05/15/2039	$12,606,000	$15,272,957

As of June 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	46.78%	$39,760,000
SA Wellington Growth and Income	0.18	155,000
SA Wellington Growth	1.22	1,040,000
SA Wellington Capital Appreciation	26.79	22,770,000
SA Wellington Natural Resources	0.59	500,000
SA Wellington Strategic Multi-Asset	1.99	1,695,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 29, 2018, bearing interest at a rate of 2.10% per annum, with a principal amount of $85,000,000, a repurchase price of $85,014,875, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	08/15/2024	$88,055,600	$86,751,312

As of June 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	46.77%	$21,525,000
SA Wellington Growth and Income	0.18	85,000
SA Wellington Growth	1.22	560,000
SA Wellington Capital Appreciation	26.79	12,330,000
SA Wellington Natural Resources	0.59	270,000
SA Wellington Strategic Multi-Asset	1.99	915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 29, 2018, bearing interest at a rate of 2.09% per annum, with a principal amount of $46,025,000, a repurchase price of $46,033,016, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/31/2022	$48,665,000	$47,039,135

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As of June 30, 2018, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Government and Quality Bond	46.79%	$46,785,000
SA Wellington Growth and Income	0.19	190,000
SA Wellington Growth	1.24	1,240,000
SA Wellington Capital Appreciation	26.81	26,805,000
SA Wellington Natural Resources	0.61	605,000
SA Wellington Strategic Multi-Asset	2.01	2,005,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 29, 2018, bearing interest at a rate of 2.08% per annum, with a principal amount of $100,000,000, a repurchase price of $100,017,333, and a maturity date of July 2, 2018. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	02/28/2019	$102,170,000	$102,045,063

Mortgage-Backed Dollar Rolls: During the period ended, the Government and Quality Bond Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2018, the SA Wellington Government and Quality Bond Portfolio purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

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The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

SA Edge Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

SA Wellington Growth and Income	$0-$100 million	.700%
	> $100 million	.650%
	> $250 million	.600%
	> $500 million	.575%

SA Wellington Growth	$0-$250 million	.750%
	> $250 million	.675%
	> $500 million	.600%

Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

SA Wellington Natural Resources	> $0	.750%

SA BlackRock Multi-Asset Income(1)(2)	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

(1)	Pursuant to a Fee Waiver Agreement, SAAMCo is contractually obligated to waive a portion of its management fee with respect to the Portfolio so that the management fee rate payable by the Portfolio to SAAMCo under the Management Agreement is 0.80% of the Portfolio’s average daily net assets on the first $100 million, 0.77% on the next $400 million, 0.75% on the next $500 million and 0.72% thereafter. This Fee Waiver Agreement will continue in effect until April 30, 2019. The Fee Waiver Agreement will automatically terminate upon the termination of the Management Agreement. SAAMCo may not recoup any management fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.
(2)	SAAMCo has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock Investment Management, LLC or its affiliates.

For the six months ended June 30, 2018, the amount of investment advisory fees waived was $99,265 for the SA BlackRock Multi-Asset Income Portfolio. This amount is reflected in the Statement of Operations.

Wellington Management Company LLP (“Wellington Management”) EDGE Asset Management a specialized boutique of Principal Global Investors, LLC (“EDGE” or “Edge Asset Management”) and BlackRock Investment Management, LLC (“BlackRock”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management, EDGE and BlackRock manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management, EDGE and BlackRock are independent of SAAMCo and discharge their responsibilities subject to the policies of the Board and oversight and supervision of SAAMCo, which pays Wellington Management, EDGE and BlackRock fees out of advisory fees it receives from the Portfolios.

The subadvisory fees paid to Wellington Management for all Portfolios except SA Edge Asset Allocation which is paid to EDGE and SA BlackRock Multi-Asset Income which is paid to BlackRock, are as follows:

Portfolio	Average Daily Net Assets	Subadvisory Fee
SA Wellington Government and Quality Bond	$0-$50 million	.225%
	> $50 million	.125%
	> $100 million	.100%

SA Edge Asset Allocation	$0-$50 million	.400%
	> $50 million	.300%
	> $150 million	.250%
	> $250 million	.200%
SA Wellington Growth and Income	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

SA Wellington Growth	$0-$50 million	.325%
	> $50 million	.225%
	> $150 million	.200%
	> $500 million	.150%

SA Wellington Capital Appreciation	$0-$50 million	.375%
	> $50 million	.275%
	> $150 million	.250%

Portfolio	Average Daily Net Assets	Subadvisory Fee

SA Wellington Natural Resources	$0-$50 million	.350%
	> $50 million	.250%
	> $150 million	.200%
	> $500 million	.150%
SA BlackRock Multi-Asset Income(1)	$0-$100 million	.425%
	> $100 million	.400%
	> $500 million	.375%
	> $1 billion	.350%

SA Wellington Strategic Multi-Asset	$0-$50 million	.300%
	> $50 million	.200%
	> $150 million	.175%
	> $500 million	.150%

81

(1)	BlackRock has agreed to a contractual fee waiver arrangement pursuant to which it will waive all or a portion of its subadvisory fee in an amount equal to the Portfolio’s expenses related to investments in ETFs managed or advised by BlackRock or its affiliates. Notwithstanding the foregoing, the subadvisory fee waiver will not exceed 100% of the subadvisory fee.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the six months ended June 30, 2018, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive its fees and/or reimburse expenses for the SA BlackRock Multi-Asset Income Portfolio until April 30, 2019, so that the annual operating expenses does not exceed 0.58% for Class 1 shares and 0.83% for Class 3 shares, respectively. Further, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA BlackRock Multi-Asset Income and SA Wellington Strategic Multi-Asset Portfolios are subject to recoupment from each Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2019, only with the approval of the Board. For the six months ended June 30, 2018, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Asset Income — Class 1	$13,188
SA BlackRock Multi-Asset Income — Class 3	17,770
SA Wellington Strategic Multi-Asset — Class 1	58,839
SA Wellington Strategic Multi-Asset — Class 3	60,101

For the six months ended June 30, 2018, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2018	December 31, 2018	December 31, 2019	June 30, 2020
SA BlackRock Multi-Asset Income — Class 1	$—	$23,841	$47,579	$13,188
SA BlackRock Multi-Asset Income — Class 3	—	4,903	29,272	17,770
SA Wellington Strategic Multi-Asset — Class 1	—	124,856	153,739	58,839
SA Wellington Strategic Multi-Asset — Class 3	—	1,793	43,097	60,101

At June 30, 2018, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA Wellington Government and Quality Bond	2.41%	51.65%	0.16%	33.25%	10.39%	0.59%	0.12%	0.80%	0.61%
SA Edge Asset Allocation	3.56	96.42	0.02	—	—	—	—	—	—
SA Wellington Growth and Income	0.14	4.07	—	95.61	—	—	—	—	—

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	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA Wellington Growth	2.39%	69.73%	0.01%	27.38%	—%	—%	—%	—%	—%
SA Wellington Capital Appreciation	2.63	88.01	0.10	8.96	—	—	—	—	—
SA Wellington Natural Resources	4.35	95.44	0.03	—	—	—	—	—	—
SA BlackRock Multi-Asset Income	5.53	89.31	1.93	—	—	—	—	—	—
SA Wellington Strategic Multi-Asset	7.00	87.42	1.16	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the six months ended June 30, 2018, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the six months ended June 30, 2018 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Government and Quality Bond	$148,700,887	$65,084,943	$141,738,162	$181,625,645
SA Edge Asset Allocation	18,527,201	28,618,492	2,802,119	3,316,370
SA Wellington Growth and Income	29,086,378	34,085,292	—	—
SA Wellington Growth	111,298,696	155,788,736	—	—
SA Wellington Capital Appreciation	490,461,317	747,362,733	—	—
SA Wellington Natural Resources	27,616,006	38,392,122	—	—
SA BlackRock Multi-Asset Income	12,871,657	4,617,154	—	—
SA Wellington Strategic Multi-Asset	18,277,753	9,788,463	2,207,586	2,082,972

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2017
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Government and Quality Bond	$30,640,542	$—	$16,169,430	$27,689,363	$—
SA Edge Asset Allocation	5,121,773	8,255,877	20,425,472	5,343,270	15,594,452
SA Wellington Growth and Income	3,704,368	17,337,862	49,839,397	1,468,614	5,686,009
SA Wellington Growth	17,348,925	30,079,188	57,301,335	4,270,642	—
SA Wellington Capital Appreciation	64,413,707	127,966,333	295,920,195	—	106,719,764
SA Wellington Natural Resources	2,352,300	(62,936,507)	10,008,701	2,625,419	—
SA BlackRock Multi-Asset Income	831,462	(390,932)	281,526	617,830	—
SA Wellington Strategic Multi-Asset	295,006	605,201	2,168,392	66,272	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

83

As of December 31, 2017, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Portfolio	Unlimited†
	ST	LT
SA Wellington Government and Quality Bond	$—	$—
SA Edge Asset Allocation	—	—
SA Wellington Growth and Income	—	—
SA Wellington Growth	—	—
SA Wellington Capital Appreciation	—	—
SA Wellington Natural Resources	737,946	62,198,561
SA BlackRock Multi-Asset Income	153,848	237,084
SA Wellington Strategic Multi-Asset	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of June 30, 2018, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain(Loss)	Cost of Investments
SA Wellington Government and Quality Bond	$15,997,572	$(36,373,351)	$(20,375,779)	$1,689,216,868
SA Edge Asset Allocation	19,263,854	(5,134,571)	14,129,283	170,028,673
SA Wellington Growth and Income	52,802,192	(2,464,555)	50,337,637	156,679,158
SA Wellington Growth	56,751,135	(12,169,389)	44,581,746	324,277,086
SA Wellington Capital Appreciation	323,419,615	(21,632,973)	301,786,642	1,059,077,316
SA Wellington Natural Resources	14,297,083	(3,072,400)	11,224,683	98,160,984
SA BlackRock Multi-Asset Income	344,181	(1,302,700)	(958,519)	42,319,056
SA Wellington Strategic Multi-Asset	2,335,066	(1,185,953)	1,149,113	41,114,641

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,923,879	$73,355,075	11,903,128	$180,282,729	31,700	$469,593	126,394	$1,904,567
Reinvested dividends	—	—	1,017,372	15,249,773	—	—	30,667	460,942
Shares redeemed	(3,772,876)	(55,755,763)	(14,524,066)	(218,090,472)	(191,182)	(2,837,111)	(376,604)	(5,682,497)

Net increase (decrease)	1,151,003	$17,599,312	(1,603,566)	$(22,557,970)	(159,482)	$(2,367,518)	(219,543)	$(3,316,988)

	Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	1,098,223	$16,219,053	6,251,874	$93,909,649
Reinvested dividends	—	—	800,844	11,978,648
Shares redeemed	(4,093,940)	(60,371,346)	(8,352,882)	(125,343,532)

Net increase (decrease)	(2,995,717)	$(44,152,293)	(1,300,164)	$(19,455,235)

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	SA Edge Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	48,953	$704,819	93,406	$1,348,713	30,496	$432,283	30,244	$439,206
Reinvested dividends	—	—	915,105	12,667,548	—	—	111,492	1,541,892
Shares redeemed	(668,509)	(9,576,650)	(1,243,714)	(18,114,585)	(107,505)	(1,548,512)	(147,650)	(2,160,809)

Net increase (decrease)	(619,556)	$(8,871,831)	(235,203)	$(4,098,324)	(77,009)	$(1,116,229)	(5,914)	$(179,711)

	Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	233,754	$3,316,931	766,787	$11,113,141
Reinvested dividends	—	—	489,822	6,728,282
Shares redeemed	(490,530)	(6,959,266)	(831,555)	(11,988,144)

Net increase (decrease)	(256,776)	$(3,642,335)	425,054	$5,853,279

	SA Wellington Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	172,412	$2,679,041	13,356	$186,299
Reinvested dividends	—	—	509,314	7,154,623
Shares redeemed	(560,612)	(8,836,058)	(2,574,297)	(35,565,774)

Net increase (decrease)	(388,200)	$(6,157,017)	(2,051,627)	$(28,224,852)

	SA Wellington Growth Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	65,879	$2,086,079	51,794	$1,452,942	1,966	$62,197	6,814	$199,033
Reinvested dividends	—	—	106,837	3,181,040	—	—	6,034	179,962
Shares redeemed	(1,188,801)	(37,779,228)	(4,197,614)	(117,877,751)	(46,976)	(1,495,387)	(134,234)	(3,839,771)

Net increase (decrease)	(1,122,922)	$(35,693,149)	(4,038,983)	$(113,243,769)	(45,010)	$(1,433,190)	(121,386)	$(3,460,776)

	Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	42,338	$1,339,965	159,954	$4,562,603
Reinvested dividends	—	—	30,570	909,640
Shares redeemed	(356,032)	(11,290,656)	(631,038)	(18,190,868)

Net increase (decrease)	(313,694)	$(9,950,691)	(440,514)	$(12,718,625)

85

	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	88,513	$4,451,897	76,395	$3,420,305	12,117	$575,501	22,748	$991,581
Reinvested dividends	—	—	1,117,158	49,894,633	—	—	92,663	3,970,623
Shares redeemed	(2,395,860)	(119,593,437)	(2,600,710)	(115,576,480)	(95,023)	(4,634,496)	(224,134)	(9,533,616)

Net increase (decrease)	(2,307,347)	$(115,141,540)	(1,407,157)	$(62,261,542)	(82,906)	$(4,058,995)	(108,723)	$(4,571,412)

	Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	165,231	$7,842,748	553,929	$22,471,447
Reinvested dividends	—	—	1,267,915	52,854,508
Shares redeemed	(1,746,634)	(83,239,967)	(3,266,319)	(136,027,145)

Net increase (decrease)	(1,581,403)	$(75,397,219)	(1,444,475)	$(60,701,190)

	SA Wellington Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,407	$1,107,697	41,257	$764,175	4,739	$99,151	18,763	$347,810
Reinvested dividends	—	—	38,966	741,662	—	—	8,179	155,460
Shares redeemed	(181,782)	(3,817,514)	(272,682)	(5,075,704)	(18,533)	(388,651)	(77,133)	(1,428,424)

Net increase (decrease)	(130,375)	$(2,709,817)	(192,459)	$(3,569,867)	(13,794)	$(289,500)	(50,191)	$(925,154)

	Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	137,925	$2,808,835	455,673	$8,123,884
Reinvested dividends	—	—	91,389	1,728,297
Shares redeemed	(495,615)	(10,324,063)	(1,177,483)	(21,974,666)

Net increase (decrease)	(357,690)	$(7,515,228)	(630,421)	$(12,122,485)

	SA BlackRock Multi-Asset Income Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,682	$56,567	47,222	$304,064	1,503,837	$9,614,414	2,188,952	$14,067,488
Reinvested dividends	—	—	52,364	338,865	—	—	43,507	278,965
Shares redeemed	(148,305)	(956,389)	(368,640)	(2,372,973)	(233,165)	(1,498,293)	(176,374)	(1,139,867)

Net increase (decrease)	(139,623)	$(899,822)	(269,054)	$(1,730,044)	1,270,672	$8,116,121	2,056,085	$13,206,586

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	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017		For the six months ended June 30, 2018 (unaudited)		For the year ended December 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,586	$133,294	16,707	$127,075	1,536,667	$12,685,351	1,605,761	$12,528,914
Reinvested dividends	—	—	6,027	47,644	—	—	2,361	18,628
Shares redeemed	(125,403)	(1,036,832)	(206,944)	(1,582,460)	(124,218)	(1,017,350)	(45,787)	(359,449)

Net increase (decrease)	(109,817)	$(903,538)	(184,210)	$(1,407,741)	1,412,449	$11,668,001	1,562,335	$12,188,093

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed lines of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and an upfront fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2018, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Wellington Capital Appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	30	$4,011	$1,586,863	3.00%
SA Wellington Natural Resources . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	1	128	1,638,910	2.81

At June 30, 2018, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2018, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Natural Resources Portfolio invests primarily in securities related to natural resources, such as energy, metals, mining and forest products. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA Edge Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment

87

advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sales, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the six months ended June 30, 2018, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Growth	$5,456,608	$602,181	$92,309
SA Wellington Capital Appreciation	7,497	—	—

88

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/13	$15.58	$0.21	$(0.55)	$(0.34)	$(0.38)	$(0.15)	$(0.53)	$14.71	(2.15)%	$421,167	0.59%		1.40%		184%
12/31/14	14.71	0.21	0.55	0.76	(0.29)	—	(0.29)	15.18	5.19	572,823	0.58		1.40		128
12/31/15	15.18	0.21	(0.13)	0.08	(0.23)	(0.05)	(0.28)	14.98	0.58	657,562	0.57		1.39		62
12/31/16	14.98	0.24	(0.02)	0.22	(0.22)	(0.10)	(0.32)	14.88	1.42	817,141	0.57		1.59		61
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58		1.86		33
06/30/18(3)	15.04	0.16	(0.36)	(0.20)	—	—	—	14.84	(1.33)	808,184	0.58	(4)	2.16	(4)	16

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/13	15.57	0.19	(0.54)	(0.35)	(0.35)	(0.15)	(0.50)	14.72	(2.22)	49,484	0.74		1.26		184
12/31/14	14.72	0.19	0.54	0.73	(0.26)	—	(0.26)	15.19	4.99	43,986	0.73		1.25		128
12/31/15	15.19	0.19	(0.14)	0.05	(0.20)	(0.05)	(0.25)	14.99	0.39	36,223	0.72		1.25		62
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72		1.45		61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72		1.72		33
06/30/18(3)	15.07	0.15	(0.35)	(0.20)	—	—	—	14.87	(1.33)	25,072	0.73	(4)	2.01	(4)	16

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/13	15.52	0.17	(0.53)	(0.36)	(0.34)	(0.15)	(0.49)	14.67	(2.28)	806,854	0.84		1.16		184
12/31/14	14.67	0.17	0.54	0.71	(0.25)	—	(0.25)	15.13	4.87	783,305	0.83		1.15		128
12/31/15	15.13	0.17	(0.13)	0.04	(0.19)	(0.05)	(0.24)	14.93	0.32	739,821	0.82		1.14		62
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82		1.35		61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82		1.62		33
06/30/18(3)	15.00	0.14	(0.36)	(0.22)	—	—	—	14.78	(1.47)	696,556	0.83	(4)	1.91	(4)	16

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

89

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Edge Asset Allocation Portfolio Class 1
12/31/13	$14.15	$0.35	$2.15	$2.50	$(0.44)	$—	$(0.44)	$16.21	17.87%	$159,638	0.79%		2.29%		27%
12/31/14	16.21	0.40	0.80	1.20	(0.41)	(0.46)	(0.87)	16.54	7.41	146,594	0.75		2.37		29
12/31/15	16.54	0.36	(0.66)	(0.30)	(0.49)	(1.71)	(2.20)	14.04	(1.72)	125,264	0.75		2.24		27
12/31/16	14.04	0.34	1.13	1.47	(0.42)	(1.05)	(1.47)	14.04	10.82	119,255	0.75		2.40		45
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76		2.09		37
06/30/18(4)	14.27	0.16	(0.16)	—	—	—	—	14.27	0.00	109,013	0.76	(5)	2.21	(5)	11

SA Edge Asset Allocation Portfolio Class 2
12/31/13	14.12	0.33	2.14	2.47	(0.41)	—	(0.41)	16.18	17.68	18,074	0.94		2.14		27
12/31/14	16.18	0.37	0.81	1.18	(0.38)	(0.46)	(0.84)	16.52	7.31	15,750	0.90		2.22		29
12/31/15	16.52	0.33	(0.64)	(0.31)	(0.47)	(1.71)	(2.18)	14.03	(1.83)	13,832	0.90		2.09		27
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91		2.25		45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91		1.95		37
06/30/18(4)	14.25	0.15	(0.16)	(0.01)	—	—	—	14.24	(0.07)	13,647	0.91	(5)	2.06	(5)	11

SA Edge Asset Allocation Portfolio Class 3
12/31/13	14.08	0.31	2.13	2.44	(0.40)	—	(0.40)	16.12	17.52	54,684	1.04		2.04		27
12/31/14	16.12	0.35	0.81	1.16	(0.37)	(0.46)	(0.83)	16.45	7.23	56,298	1.00		2.12		29
12/31/15	16.45	0.32	(0.66)	(0.34)	(0.45)	(1.71)	(2.16)	13.95	(1.99)	53,784	1.00		2.00		27
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00		2.15		45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01		1.85		37
06/30/18(4)	14.15	0.14	(0.16)	(0.02)	—	—	—	14.13	(0.14)	61,101	1.01	(5)	1.96	(5)	11

SA Wellington Growth and Income Portfolio Class 1
12/31/13	8.57	0.10	2.68	2.78	(0.03)	—	(0.03)	11.32	32.43	105,446	0.86		1.03		109
12/31/14	11.32	0.08	1.43	1.51	(0.06)	(0.29)	(0.35)	12.48	13.45	171,935	0.77		0.68		64
12/31/15	12.48	0.10	0.49	0.59	(0.06)	(0.53)	(0.59)	12.48	4.90	201,182	0.74		0.78		43
12/31/16	12.48	0.09	0.76	0.85	(0.10)	(0.58)	(0.68)	12.65	7.09	195,301	0.74		0.76		39
12/31/17	12.65	0.11	2.87	2.98	(0.11)	(0.43)	(0.54)	15.09	23.91	202,089	0.75		0.82		31
06/30/18(4)	15.09	0.03	0.82	0.85	—	—	—	15.94	5.63	207,223	0.74	(5)	0.44	(5)	14

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	06/30/18(4)(5)
SA Edge Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Edge Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Edge Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Growth and Income Class 1	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

90

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Growth Portfolio Class 1
12/31/13	$21.88	$0.19	$7.48	$7.67	$(0.21)	$—	$(0.21)	$29.34	35.14%		$403,439	0.77%		0.74%		78%
12/31/14	29.34	0.20	1.99	2.19	(0.17)	—	(0.17)	31.36	7.48		505,595	0.74		0.68		118
12/31/15	31.36	0.22	(0.27)	(0.05)	(0.20)	(4.48)	(4.68)	26.63	0.15		521,905	0.73		0.71		73
12/31/16	26.63	0.22	1.62	1.84	(0.28)	(1.92)	(2.20)	26.27	7.37		343,850	0.75		0.83		98
12/31/17	26.27	0.26	4.93	5.19	(0.35)	—	(0.35)	31.11	19.80		281,486	0.77		0.89		54
06/30/18(5)	31.11	0.14	1.10	1.24	—	—	—	32.35	3.99		256,337	0.78	(6)	0.88	(6)	30

SA Wellington Growth Portfolio Class 2
12/31/13	21.88	0.15	7.48	7.63	(0.16)	—	(0.16)	29.35	34.97		27,163	0.92		0.60		78
12/31/14	29.35	0.16	1.97	2.13	(0.12)	—	(0.12)	31.36	7.28		24,700	0.89		0.54		118
12/31/15	31.36	0.17	(0.26)	(0.09)	(0.14)	(4.48)	(4.62)	26.65	0.02		20,202	0.88		0.56		73
12/31/16	26.65	0.18	1.63	1.81	(0.23)	(1.92)	(2.15)	26.31	7.24		18,398	0.90		0.68		98
12/31/17	26.31	0.22	4.92	5.14	(0.30)	—	(0.30)	31.15	19.59		18,005	0.92		0.75		54
06/30/18(5)	31.15	0.12	1.09	1.21	—	—	—	32.36	3.88		17,249	0.93	(6)	0.73	(6)	30

SA Wellington Growth Portfolio Class 3
12/31/13	21.84	0.13	7.46	7.59	(0.14)	—	(0.14)	29.29	34.82		126,179	1.02		0.50		78
12/31/14	29.29	0.13	1.97	2.10	(0.09)	—	(0.09)	31.30	7.18		115,933	0.99		0.44		118
12/31/15	31.30	0.14	(0.26)	(0.12)	(0.11)	(4.48)	(4.59)	26.59	(0.09)		101,481	0.98		0.46		73
12/31/16	26.59	0.15	1.63	1.78	(0.21)	(1.92)	(2.13)	26.24	7.11		95,910	1.00		0.58		98
12/31/17	26.24	0.19	4.91	5.10	(0.27)	—	(0.27)	31.07	19.50		99,866	1.02		0.65		54
06/30/18(5)	31.07	0.10	1.10	1.20	—	—	—	32.27	3.86		93,579	1.03	(6)	0.63	(6)	30

SA Wellington Capital Appreciation Portfolio Class 1
12/31/13	40.58	(0.10)	14.19	14.09	—	(5.43)	(5.43)	49.24	35.80		605,894	0.75		(0.22)		105
12/31/14	49.24	(0.06)	7.41	7.35	—	(9.21)	(9.21)	47.38	15.26		668,565	0.74		(0.12)		91
12/31/15	47.38	(0.05)	3.84	3.79	—	(8.36)	(8.36)	42.81	8.72	(4)	730,504	0.74		(0.11)		66
12/31/16	42.81	(0.09)	0.93	0.84	—	(5.50)	(5.50)	38.15	1.98		589,734	0.74		(0.23)		99
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78		656,955	0.74		0.05		77
06/30/18(5)	46.76	(0.07)	6.74	6.67	—	—	—	53.43	14.26		627,440	0.74	(6)	(0.26	)(6)	36

SA Wellington Capital Appreciation Portfolio Class 2
12/31/13	39.96	(0.17)	13.97	13.80	—	(5.43)	(5.43)	48.33	35.62		59,470	0.90		(0.37)		105
12/31/14	48.33	(0.13)	7.26	7.13	—	(9.21)	(9.21)	46.25	15.08		56,610	0.89		(0.27)		91
12/31/15	46.25	(0.12)	3.74	3.62	—	(8.36)	(8.36)	41.51	8.56	(4)	51,769	0.89		(0.26)		66
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85		45,012	0.89		(0.38)		99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57		50,028	0.89		(0.11)		77
06/30/18(5)	44.85	(0.10)	6.46	6.36	—	—	—	51.21	14.18		52,881	0.89	(6)	(0.41	)(6)	36

SA Wellington Capital Appreciation Portfolio Class 3
12/31/13	39.57	(0.21)	13.81	13.60	—	(5.43)	(5.43)	47.74	35.46		625,388	1.00		(0.47)		105
12/31/14	47.74	(0.18)	7.17	6.99	—	(9.21)	(9.21)	45.52	14.96		635,020	0.99		(0.37)		91
12/31/15	45.52	(0.16)	3.67	3.51	—	(8.36)	(8.36)	40.67	8.45	(4)	614,697	0.99		(0.36)		66
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73		580,733	0.99		(0.49)		99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46		643,066	0.99		(0.21)		77
06/30/18(5)	43.62	(0.12)	6.28	6.16	—	—	—	49.78	14.12		655,229	0.99	(6)	(0.51	)(6)	36

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	06/30/18(5)(6)
SA Wellington Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 1	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

91

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA Wellington Natural Resources Portfolio Class 1
12/31/13	$22.61	$0.18	$1.12	$1.30	$(0.22)	$—	$(0.22)	$23.69	5.80%	$100,572	0.84%		0.80%		77%
12/31/14	23.69	0.30	(4.63)	(4.33)	(0.26)	—	(0.26)	19.10	(18.53)	95,751	0.82		1.28		91
12/31/15	19.10	0.47	(4.55)	(4.08)	(0.27)	—	(0.27)	14.75	(21.39)	72,803	0.83		2.65		94
12/31/16	14.75	0.31	4.00	4.31	(0.74)	—	(0.74)	18.32	29.97	30,793	0.84		1.90		119
12/31/17	18.32	0.27	2.44	2.71	(0.49)	—	(0.49)	20.54	15.03	30,580	0.87		1.42		134
06/30/18(4)	20.54	0.23	0.69	0.92	—	—	—	21.46	4.48	29,143	0.86	(5)	2.17	(5)	25

SA Wellington Natural Resources Portfolio Class 2
12/31/13	22.53	0.15	1.11	1.26	(0.18)	—	(0.18)	23.61	5.64	13,767	0.99		0.66		77
12/31/14	23.61	0.27	(4.63)	(4.36)	(0.22)	—	(0.22)	19.03	(18.68)	10,238	0.97		1.15		91
12/31/15	19.03	0.45	(4.53)	(4.08)	(0.23)	—	(0.23)	14.72	(21.47)	6,477	0.98		2.52		94
12/31/16	14.72	0.24	4.02	4.26	(0.70)	—	(0.70)	18.28	29.70	6,987	1.00		1.44		119
12/31/17	18.28	0.24	2.45	2.69	(0.46)	—	(0.46)	20.51	14.94	6,807	1.02		1.27		134
06/30/18(4)	20.51	0.21	0.68	0.89	—	—	—	21.40	4.34	6,809	1.01	(5)	2.03	(5)	25

SA Wellington Natural Resources Portfolio Class 3
12/31/13	22.41	0.13	1.11	1.24	(0.16)	—	(0.16)	23.49	5.56	120,528	1.09		0.56		77
12/31/14	23.49	0.24	(4.60)	(4.36)	(0.19)	—	(0.19)	18.94	(18.74)	98,333	1.07		1.04		91
12/31/15	18.94	0.41	(4.50)	(4.09)	(0.21)	—	(0.21)	14.64	(21.61)	75,093	1.08		2.38		94
12/31/16	14.64	0.22	4.02	4.24	(0.69)	—	(0.69)	18.19	29.67	78,831	1.10		1.35		119
12/31/17	18.19	0.22	2.44	2.66	(0.45)	—	(0.45)	20.40	14.79	75,538	1.12		1.18		134
06/30/18(4)	20.40	0.20	0.68	0.88	—	—	—	21.28	4.31	71,189	1.11	(5)	1.92	(5)	25

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	06/30/18(4)(5)
SA Wellington Natural Resources Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Natural Resources Class 2	0.00	0.00	0.00	0.00	0.00	0.00
SA Wellington Natural Resources Class 3	0.00	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

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ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

SA BlackRock Multi-Asset Income Portfolio Class 1
12/31/13	$6.46	$0.06	$1.08	$1.14	$(0.08)	$—	$(0.08)	$7.52	17.67%		$22,651	1.10	(5)%	0.86	(5)%	71%
12/31/14	7.52	0.05	0.68	0.73	(0.08)	—	(0.08)	8.17	9.68		22,167	1.10	(5)	0.67	(5)	88
12/31/15	8.17	0.25	(0.61)	(0.36)	(0.06)	(1.06)	(1.12)	6.69	(4.45)		18,720	0.60	(5)	3.27	(5)	152
12/31/16	6.69	0.20	0.22	0.42	(0.23)	(0.63)	(0.86)	6.25	6.51		17,581	0.58	(5)	3.00	(5)	50
12/31/17	6.25	0.19	0.21	0.40	(0.14)	—	(0.14)	6.51	6.34		16,572	0.58	(5)	2.97	(5)	11
06/30/18(9)	6.51	0.10	(0.15)	(0.05)	—	—	—	6.46	(0.77)		15,534	0.58	(4)(5)	3.17	(4)(5)	13

SA BlackRock Multi-Asset Income Portfolio Class 3
12/31/13	6.46	0.04	1.07	1.11	(0.07)	—	(0.07)	7.50	17.30		116	1.35	(5)	0.60	(5)	71
12/31/14	7.50	0.03	0.68	0.71	(0.06)	—	(0.06)	8.15	9.47		127	1.35	(5)	0.42	(5)	88
12/31/15	8.15	0.24	(0.62)	(0.38)	(0.05)	(1.06)	(1.11)	6.66	(4.76)		204	0.84	(5)	3.25	(5)	152
12/31/16	6.66	0.19	0.21	0.40	(0.23)	(0.63)	(0.86)	6.20	6.20		4.691	0.83	(5)	3.37	(5)	50
12/31/17	6.20	0.18	0.20	0.38	(0.13)	—	(0.13)	6.45	6.20		18,136	0.83	(5)	2.99	(5)	11
06/30/18(9)	6.45	0.09	(0.15)	(0.06)	—	—	—	6.39	(0.93)		26,081	0.83	(4)(5)	3.07	(4)(5)	13

SA Wellington Strategic Multi-Asset Portfolio Class 1#
12/31/13	8.20	0.04	1.55	1.59	(0.21)	(0.06)	(0.27)	9.52	19.65		22,354	1.80		0.50		99
12/31/14	9.52	0.05	0.41	0.46	(0.04)	(1.34)	(1.38)	8.60	5.04		21,067	1.42	(5)	0.54	(5)	96
12/31/15	8.60	0.06	0.03	0.09	(0.27)	(0.83)	(1.10)	7.59	1.13		18,887	1.20	(5)	0.75	(5)	82
12/31/16	7.59	0.07	0.06	0.13	(0.14)	(0.56)	(0.70)	7.02	1.85		17,015	1.08	(5)(7)	0.94	(5)	87
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	(0.02)	8.14	16.26		18,244	0.86	(5)	0.93	(5)	117
06/30/18(9)	8.14	0.03	0.04	0.07	—	—	—	8.21	0.86		17,499	0.86	(4)(5)	0.67	(4)(5)	38

SA Wellington Strategic Multi-Asset Portfolio Class 3#
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(5)(7)	(0.33	)(4)(5)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	(0.02)	8.12	16.08		13,231	1.11	(5)	0.43	(5)	117
06/30/18(9)	8.12	0.02	0.04	0.06	—	—	—	8.18	0.74		24,880	1.11	(4)(5)	0.50	(4)(5)	38

#	See Note 1
(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16		12/31/17	06/30/18(4)(9)
SA BlackRock Multi-Asset Income Class 1	0.00%	0.00%	0.00%	—%		—%	—%
SA BlackRock Multi-Asset Income Class 3	0.00	0.00	0.00	—		—	—
SA Wellington Strategic Multi-Asset Class 1	0.00	0.00	0.00	0.00		0.00	0.00
SA Wellington Strategic Multi-Asset Class 3	—	—	—	0.00	(4)	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/13	12/31/14	12/31/15	12/31/16		12/31/17	06/30/18(4)(9)
SA BlackRock Multi-Asset Income Class 1	0.44%	1.12%	1.03%	0.85%		0.80%	0.69%
SA BlackRock Multi-Asset Income Class 3	0.43	1.16	1.03	0.83		0.81	0.69
SA Wellington Strategic Multi-Asset Class 1	—	0.28	0.55	1.00		0.86	0.65
SA Wellington Strategic Multi-Asset Class 3	—	—	—	2.76	(4)	0.86	0.64
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.
(9)	Unaudited

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT

AGREEMENT AND SUBADVISORY AGREEMENTS – (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), of the Trust or its separate series (each, a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management, LLC (“SunAmerica”), Principal Global Investors, LLC (“PGI”), Wellington Management Company LLP (“Wellington”) or BlackRock Investment Management, LLC (“BlackRock” and together with PGI and Wellington, the “Subadvisers”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SunAmerica (the “Advisory Agreement”) for a one-year period ending June 30, 2019 at an in-person meeting held on June 5-6, 2018 (the “Meeting”). The Trust currently consists of the following eight separate Portfolios: SA Wellington Growth Portfolio (“Growth Portfolio”), SA Wellington Government and Quality Bond Portfolio (“Government and Quality Bond Portfolio”), SA Wellington Strategic Multi-Asset Portfolio (“Strategic Multi-Asset Portfolio”), SA BlackRock Multi-Asset Income Portfolio (“BlackRock Multi-Asset Income Portfolio”), SA Wellington Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), SA Wellington Growth and Income Portfolio (“Growth and Income Portfolio”), SA Wellington Natural Resources Portfolio (“Natural Resources Portfolio”) and SA Edge Asset Allocation Portfolio (“Asset Allocation Portfolio”).

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Growth Portfolio, Government and Quality Bond Portfolio, Strategic Multi-Asset Portfolio, Capital Appreciation Portfolio, Growth and Income Portfolio and Natural Resources Portfolio, the Subadvisory Agreement (and an amendment thereto) between SunAmerica and PGI with respect to the Asset Allocation Portfolio and the Subadvisory Agreement between SunAmerica and BlackRock1 with respect to the BlackRock Multi-Asset Income Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2019.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Portfolios by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party provider of mutual fund data, on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica’s and the Subadvisers’ risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers.    The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key

[1]	In managing the SA BlackRock Multi-Asset Income Portfolio, BlackRock utilizes sub-subadvisers that are subsidiaries of BlackRock: BlackRock International Limited (“BlackRock Ltd.”), BlackRock Asset Management North Asia Limited (“BlackRock North Asia”), and BlackRock (Singapore) Limited (“BlackRock Singapore”). At the Meeting, the Board also approved the continuation of the sub-subadvisory agreements between BlackRock and each of BlackRock Ltd., BlackRock North Asia, and BlackRock Singapore for a one-year period ending June 30, 2019.

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personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2018, SunAmerica managed, advised and/or administered approximately $89.5 billion in assets. In addition, the Board considered SunAmerica’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SunAmerica’s risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed SunAmerica’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Portfolios.
The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser’s code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectuses. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers in effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Broadridge and to an appropriate index or combination of indices, including the Portfolios’ benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March 31, 2018. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group for the one-year period, above the median for the three-year period, and equal to the median for the five-year period. The Board further noted that the Portfolio’s performance was below the median of its Peer Universe for the one-year period and above the median for the three- and five-year periods. The Board further noted that the Portfolio underperformed its Broadridge Index for the one-year period and outperformed its Broadridge Index for the three- and five-year periods. The Board took into account management’s discussion of the reasons for the Portfolio’s recent underperformance and concluded that the Portfolio’s performance was satisfactory in view of all the factors considered.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory. The Board noted management’s recommendation to merge the Portfolio into an affiliated investment company.

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Growth Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and below the median of its Peer Group for the three- and five-year periods. The Board further noted that the Portfolio’s performance was above the median of its Peer Universe for the one- and five-year periods and below the median of its Peer Universe for the three-year period. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s recommendation to merge the Portfolio into an affiliated investment company.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and equal to the median of its Peer Group for the three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Peer Universe for the one-, three- and five-year periods. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management’s recommendation to merge the Portfolio into an affiliated investment company.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was above the medians of its Peer Group and Peer Universe for the one-year period, below the medians of its Peer Group and Peer Universe for the three-year period, and equal to the medians of its Peer Group and Peer Universe for the five-year period. The Board further noted that the Portfolio outperformed its Broadridge Index for the one-year period, underperformed its Broadridge Index for the three-year period, and equaled the performance of its Broadridge Index for the five-year period. The Board noted management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s overall performance was satisfactory.

BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s performance was below the medians of its Peer Group and Peer Universe for the one- and three-year periods. The Board also considered that the Portfolio underperformed its Broadridge Index for the one- and three-year periods. The Board noted management’s discussion of the Portfolio’s performance and that effective January 12, 2015, the Portfolio changed its name and certain principal investment strategies and techniques, and BlackRock was appointed as the subadviser to the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s overall performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Portfolios to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Portfolios’ total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio (taking into account any contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolios are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Broadridge. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that Peer Group

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information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by PGI utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board also noted that with respect to the SA BlackRock Multi-Asset Income Portfolio, BlackRock reported that it charged the same fee schedule with respect to certain comparable subadvised accounts. The Board then noted that the subadvisory fees paid by SunAmerica to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which they serve as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and equal to the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were equal to the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and its Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted management’s discussion regarding the Portfolio’s expenses.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses.

BlackRock Multi-Asset Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Portfolio’s advisory fee contains breakpoints and that SunAmerica has agreed to waive certain fees and cap the Portfolio’s total expenses. The Board further noted management’s discussion regarding the Portfolio’s expenses.

Profitability.    The Board also considered SunAmerica’s profitability and the benefits SunAmerica and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SunAmerica’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SunAmerica’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SunAmerica, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

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The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica’s affiliates under the Rule 12b-1 Plans. The Board also considered that the Trust pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, SunAmerica and affiliated insurance companies have entered into arrangements, including arrangements relating to services provided by the insurance companies with respect to certain funds that are available as investment options in annuity products (including the Portfolios). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SunAmerica or Subadvisers. In addition, the Board considered that, since shares are offered as investment options through variable annuity contracts and variable life insurance policies (“Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact an affiliated life insurance company’s ability to hedge, as well as the hedging costs associated with guarantees that an affiliated life insurance company may provide as the issuer of the Variable Contracts.

The Board further considered whether there were any collateral or “fall-out” benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers’ financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the AIG fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of Class 1 and Class 3 shares of the BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SunAmerica’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2019. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed there on.

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Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.15 (8/18)

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 07, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: September 07, 2018